UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Shareholder Report.

Semi-Annual Report

June 30, 2020

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling
800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Elfun Funds

Semi-Annual Report

June 30, 2020 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — June 30, 2020 (Unaudited)

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
End of the Period June 30, 2020	$919.40	$1,022.87
Expenses Paid During the Period*	$1.91	$2.01

*

Expenses are equal to the Fund’s annualized expense ratio of 0.40% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2	Elfun International Equity Fund

Elfun International Equity Fund

Fund Information — June 30, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $169,893 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.24%

Novartis AG	3.75%

Roche Holding AG	3.52%

ASML Holding N.V.	3.38%

AstraZeneca PLC	3.22%

SAP SE	3.09%

Schneider Electric SE	3.09%

Hoya Corp.	3.08%

Air Liquide S.A.	3.00%

AIA Group Ltd.	2.92%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Treasury Money Market Fund - Premier Class.
(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun International Equity Fund	3

Elfun International Equity Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.6%†
Australia - 1.7%
BHP Group PLC	141,345	2,884,183

Brazil - 1.0%
Itau Unibanco Holding S.A. ADR (a)	376,873	1,767,535

Canada - 1.0%
Brookfield Asset Management Inc., Class A	51,074	1,675,467

China - 1.6%
Alibaba Group Holding Ltd. ADR (a)(b)	12,770	2,754,489

France - 16.5%
Air Liquide S.A.	35,198	5,087,579
AXA S.A.	126,643	2,664,109
BNP Paribas S.A.	74,206	2,963,904
Dassault Systemes SE (b)	10,077	1,748,751
LVMH Moet Hennessy Louis Vuitton SE	8,953	3,951,474
Safran S.A. (b)	35,107	3,530,359
Schneider Electric SE	47,171	5,245,510
Vivendi S.A.	119,862	3,096,233

		28,287,919

Germany - 6.5%
Adidas AG (b)	8,832	2,327,846
Fresenius SE & Company KGaA	31,730	1,576,580
HeidelbergCement AG	37,652	2,014,949
SAP SE	37,604	5,255,005

		11,174,380

Hong Kong - 2.9%
AIA Group Ltd.	530,967	4,968,609

Ireland - 1.8%
Kerry Group PLC, Class A	24,031	2,984,376

Japan - 29.2%
Daikin Industries Ltd.	26,100	4,226,502
Disco Corp.	13,500	3,295,242
FANUC Corp.	12,100	2,170,975
Fast Retailing Company Ltd.	5,620	3,232,910
Hoya Corp.	54,652	5,237,786
Kao Corp.	40,000	3,176,961
Keyence Corp.	6,700	2,810,055
Komatsu Ltd.	114,200	2,340,826
Mitsubishi UFJ Financial Group Inc.	369,726	1,456,279

	Number of Shares	Fair Value $
Mitsui Fudosan Company Ltd.	44,924	798,728
Murata Manufacturing Company Ltd.	67,591	3,987,710
Nidec Corp.	15,973	1,076,979
Recruit Holdings Company Ltd.	75,300	2,591,740
Secom Company Ltd.	28,700	2,520,316
Shimadzu Corp.	110,757	2,959,365
Shiseido Company Ltd.	57,762	3,683,701
SoftBank Group Corp.	43,602	2,200,581
Tokio Marine Holdings Inc.	48,998	2,146,579

		49,913,235

Netherlands - 4.7%
ASML Holding N.V.	15,701	5,741,840
ING Groep N.V.	335,677	2,339,243

		8,081,083

Norway - 1.3%
Equinor ASA	158,259	2,274,687

Portugal - 1.4%
Galp Energia SGPS S.A.	204,515	2,371,632

Sweden - 3.0%
Assa Abloy AB, Class B	168,232	3,443,858
Hexagon AB, Class B (b)	27,694	1,626,617

		5,070,475

Switzerland - 12.8%
Givaudan S.A.	598	2,235,068
Nestle S.A.	65,035	7,209,710
Novartis AG	73,091	6,367,090
Roche Holding AG	17,281	5,986,363

		21,798,231

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.	165,900	1,771,731

United Kingdom - 10.2%
Ashtead Group PLC (a)	104,730	3,522,884
AstraZeneca PLC	52,666	5,465,701
London Stock Exchange Group PLC	33,354	3,458,857
Prudential PLC	192,919	2,898,704
Vodafone Group PLC	1,325,970	2,102,018

		17,448,164

Total Common Stock (Cost $128,675,460)		165,226,196

See Notes to Schedules of Investments and Notes to Financial Statements.

4	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 2.7%
State Street Institutional Treasury Money Market Fund - Premier Class 0.11% (c)(d)	2,341,399	2,341,399

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (c)(d)	2,325,059	2,325,059

Total Short-Term Investments (Cost $4,666,458)		4,666,458

Total Investments (Cost $133,341,918)		169,892,654

Other Assets and Liabilities, net - 0.7%		1,221,896

NET ASSETS - 100.0%		171,114,550

Other Information:

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	September 2020	33	$2,911,155	$2,934,360	$23,205

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

ADR American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities

	Common Stock	$6,197,491	$159,028,705	$—	$165,226,196

	Short-Term Investments	4,666,458	—	—	4,666,458

	Total Investments in Securities	$10,863,949	$159,028,705	$—	$169,892,654

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$23,205	$—	$—	$23,205

The Fund was invested in the following sectors at June 30, 2020 (unaudited):

Sector	Percentage (based on Fair Value)

Pharmaceuticals	10.49%
Packaged Foods & Meats	6.00%
Semiconductor Equipment	5.32%
Diversified Banks	5.02%
Life & Health Insurance	4.63%
Building Products	4.51%
Electronic Equipment & Instruments	4.35%
Application Software	4.12%
Personal Products	4.04%
Electrical Components & Equipment	3.72%
Apparel, Accessories & Luxury Goods	3.70%
Healthcare Supplies	3.08%
Industrial Gases	2.99%
Integrated Oil & Gas	2.73%
Wireless Telecommunication Services	2.53%
Electronic Components	2.35%
Aerospace & Defense	2.08%
Trading Companies & Distributors	2.07%
Financial Exchanges & Data	2.04%
Apparel Retail	1.90%
Movies & Entertainment	1.82%
Diversified Metals & Mining	1.70%

Sector	Percentage (based on Fair Value)
Internet & Direct Marketing Retail	1.62%
Multi-Line Insurance	1.57%
Human Resource & Employment Services	1.53%
Security & Alarm Services	1.48%
Construction Machinery & Heavy Trucks	1.38%
Specialty Chemicals	1.32%
Industrial Machinery	1.28%
Property & Casualty Insurance	1.26%
Construction Materials	1.19%
Semiconductors	1.04%
Asset Management & Custody Banks	0.99%
Healthcare Services	0.93%
Diversified Real Estate Activities	0.47%

97.25%

Short-Term Investments
Short-Term Investments	2.75%

2.75%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,100,915	$3,100,915	9,854,368	10,613,884	$—	$—	2,341,399	$2,341,399	$10,581
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,096,155	3,096,155	9,841,518	10,612,614	—	—	2,325,000	2,325,059	10,703

TOTAL		$6,197,070	$19,695,886	$21,226,498	$—	$—		$4,666,458	$21,284

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	7

Elfun Trusts

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
End of the Period June 30, 2020	$1,020.60	$1,023.97
Expenses Paid During the Period*	$0.90	$0.91

*

Expenses are equal to the Fund’s annualized expense ratio of 0.18% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

8	Elfun Trusts

Elfun Trusts

Fund Information — June 30, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $2,926,866 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	6.80%

Amazon.com Inc.	5.93%

Visa Inc., Class A	4.57%

Apple Inc.	4.24%

Alphabet Inc., Class C	4.01%

Facebook Inc., Class A	3.73%

Applied Materials Inc.	3.47%

JPMorgan Chase & Co.	3.40%

The Walt Disney Co.	2.90%

salesforce.com Inc.	2.88%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Treasury Money Market Fund - Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Trusts	9

Elfun Trusts

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.4%†
Application Software - 2.9%
salesforce.com Inc. (a)	449,749	84,251,480

Biotechnology - 5.3%
Alexion Pharmaceuticals Inc. (a)	427,700	48,005,048

BioMarin Pharmaceutical Inc. (a)	406,691	50,161,268
Vertex Pharmaceuticals Inc. (a)	200,642	58,248,379

		156,414,695

Building Products - 0.7%
Trane Technologies PLC	244,500	21,755,610

Cable & Satellite - 2.2%
Charter Communications Inc., Class A (a)	124,600	63,550,984

Construction Materials - 0.5%
Martin Marietta Materials Inc.	70,800	14,625,156

Data Processing & Outsourced Services - 7.4%
Fidelity National Information Services Inc.	428,249	57,423,908
Mastercard Inc., Class A	90,000	26,613,000
Visa Inc., Class A	692,300	133,731,591

		217,768,499

Diversified Banks - 3.4%
JPMorgan Chase & Co.	1,058,921	99,602,109

Electronic Components - 1.5%
Corning Inc.	1,647,200	42,662,480

Financial Exchanges & Data - 3.9%
CME Group Inc.	304,357	49,470,187
S&P Global Inc.	197,900	65,204,092

		114,674,279

Healthcare Equipment - 2.6%
Boston Scientific Corp. (a)	2,152,103	75,560,336

Home Improvement Retail - 2.5%
Lowe’s Companies Inc.	537,949	72,687,669

Industrial Conglomerates - 2.2%
Honeywell International Inc.	437,000	63,185,830

Integrated Oil & Gas - 1.7%
Chevron Corp.	566,600	50,557,718

	Number of Shares	Fair Value $

Interactive Media & Services - 9.6%
Alphabet Inc., Class A (a)	38,000	53,885,900
Alphabet Inc., Class C (a)	83,000	117,329,630
Facebook Inc., Class A (a)	480,092	109,014,491

		280,230,021

Internet & Direct Marketing Retail - 7.0%
Alibaba Group Holding Ltd. ADR (a)	151,100	32,592,270
Amazon.com Inc. (a)	62,900	173,529,778

		206,122,048

Managed Healthcare - 2.4%
UnitedHealth Group Inc.	235,156	69,359,262

Movies & Entertainment - 2.9%
The Walt Disney Co.	761,900	84,959,469

Multi-Utilities - 0.9%
Sempra Energy	217,197	25,462,004

Oil & Gas Equipment & Services - 1.1%
Schlumberger Ltd.	1,730,000	31,814,700

Packaged Foods & Meats - 1.1%
Mondelez International Inc., Class A	639,783	32,712,105

Pharmaceuticals - 6.9%
Elanco Animal Health Inc. (a)	2,738,160	58,733,532
Johnson & Johnson	541,300	76,123,019
Merck & Company Inc.	862,576	66,703,002

		201,559,553

Regional Banks - 2.3%
First Republic Bank	640,000	67,833,600

Semiconductor Equipment - 4.9%
Applied Materials Inc.	1,681,300	101,634,585
ASML Holding N.V.	114,800	42,249,844

		143,884,429

Semiconductors - 1.3%
Texas Instruments Inc.	289,561	36,765,560

Soft Drinks - 2.8%
PepsiCo Inc.	626,400	82,847,664

Specialized REITs - 2.4%
American Tower Corp.	271,629	70,226,962

See Notes to Schedules of Investments and Notes to Financial Statements.

10	Elfun Trusts

Elfun Trusts

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Specialty Chemicals - 0.9%
Albemarle Corp.	340,000	26,251,400

Systems Software - 8.1%
Microsoft Corp.	978,135	199,060,254
ServiceNow Inc. (a)	94,870	38,428,042

		237,488,296

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	340,300	124,141,440

Trading Companies & Distributors - 2.2%
United Rentals Inc. (a)	422,667	62,994,290

Trucking - 0.6%
Lyft Inc., Class A (a)	555,800	18,346,958

Total Common Stock (Cost $1,684,030,234)		2,880,296,606

	Number of Shares	Fair Value $
Short-Term Investments - 1.6%
State Street Institutional Treasury Money Market Fund - Premier Class 0.11% (b)(c)	24,126,556	24,126,556
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (b)(c)	22,443,271	22,443,271

Total Short-Term Investments (Cost $46,569,827)		46,569,827

Total Investments (Cost $1,730,600,061)		2,926,866,433

Other Assets and Liabilities, net - 0.0%*		664,760

NET ASSETS - 100.0%		2,927,531,193

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Trusts	Investments in Securities

	Common Stock	$2,880,296,606	$—	$—	$2,880,296,606

	Short-Term Investments	46,569,827	—	—	46,569,827

	Total Investments in Securities	$2,926,866,433	$—	$—	$2,926,866,433

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	11

Elfun Trusts

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	42,258,371	$42,258,371	$87,384,638	105,516,454	$—	$—	24,126,555	$24,126,555	$130,184
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,744,978	40,744,978	87,214,747	105,516,454	—	—	22,443,000	22,443,271	126,493

TOTAL		$83,003,349	$174,599,385	$211,032,908	$—	$—		$46,569,826	$256,677

See Notes to Schedules of Investments and Notes to Financial Statements.

12	Elfun Trusts

Elfun Diversified Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
End of the Period June 30, 2020	$979.50	$1,023.37
Expenses Paid During the Period*	$1.48	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio of 0.30% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Elfun Diversified Fund	13

Elfun Diversified Fund

Fund Information — June 30, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $193,489 (in thousands) as of June 30, 2020 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	2.02%

Apple Inc.	1.94%

Amazon.com Inc.	1.51%

Facebook Inc., Class A	0.71%

Alphabet Inc., Class A	0.56%

Alphabet Inc., Class C	0.54%

Johnson & Johnson	0.49%

Berkshire Hathaway Inc., Class B	0.45%

Visa Inc., Class A	0.43%

The Procter & Gamble Co.	0.39%

(a)

Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares, State Street Institutional Treasury Money Market Fund - Premier Class, and State Street Institutional Treasury Money Market Fund - Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

14	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Domestic Equity - 33.5%†
Common Stock - 33.5%
Advertising - 0.0% *
Omnicom Group Inc. (a)	541	29,538
The Interpublic Group of Companies Inc. (a)	966	16,576

		46,114

Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	595	88,929
Howmet Aerospace Inc. (a)	1,019	16,151
Huntington Ingalls Industries Inc. (a)	97	16,926
L3Harris Technologies Inc. (a)	564	95,694
Lockheed Martin Corp. (a)	623	227,345
Northrop Grumman Corp. (a)	401	123,283
Raytheon Technologies Corp. (a)	3,676	226,515
Teledyne Technologies Inc. (b)	100	31,095
Textron Inc. (a)	598	19,680
The Boeing Co. (a)	1,343	246,172
TransDigm Group Inc. (a)	125	55,256

		1,147,046

Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	803	126,191

Agricultural Products - 0.0% *
Archer-Daniels-Midland Co. (a)	1,375	54,863

Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc. (a)	332	26,248
Expeditors International of Washington Inc. (a)	423	32,165
FedEx Corp. (a)	609	85,394
United Parcel Service Inc., Class B (a)	1,756	195,232

		339,039

Airlines - 0.1%
Alaska Air Group Inc. (a)	321	11,639
American Airlines Group Inc. (a)	1,094	14,299
Delta Air Lines Inc. (a)	1,400	39,270
Southwest Airlines Co. (a)	1,394	47,647
United Airlines Holdings Inc. (a)(b)	536	18,551

		131,406

	Number of Shares	Fair Value $
Alternative Carriers - 0.0% *
CenturyLink Inc. (a)	2,674	26,820

Apparel Retail - 0.1%
L Brands Inc. (a)	587	8,787
Ross Stores Inc. (a)	920	78,421
The Gap Inc. (a)	530	6,689
The TJX Companies Inc. (a)	2,996	151,478

		245,375

Apparel, Accessories & Luxury Goods - 0.0% *
Hanesbrands Inc. (a)	996	11,245
PVH Corp. (a)	208	9,994
Ralph Lauren Corp. (a)	113	8,195
Tapestry Inc. (a)	636	8,446
Under Armour Inc., Class A (a)(b)	479	4,665
Under Armour Inc., Class C (a)(b)	482	4,261
VF Corp. (a)	772	47,046

		93,852

Application Software - 0.8%
Adobe Inc. (a)(b)	1,218	530,207
ANSYS Inc. (a)(b)	216	63,014
Autodesk Inc. (a)(b)	561	134,185
Cadence Design Systems Inc. (a)(b)	700	67,172
Citrix Systems Inc. (a)	288	42,598
Intuit Inc. (a)	652	193,116
Paycom Software Inc. (a)(b)	120	37,168
salesforce.com Inc. (a)(b)	2,281	427,300
Synopsys Inc. (a)(b)	380	74,100
Tyler Technologies Inc. (b)	100	34,688

		1,603,548

Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc. (a)	311	46,662
BlackRock Inc. (a)	390	212,195
Franklin Resources Inc. (a)	792	16,608
Invesco Ltd. (a)	809	8,705
Northern Trust Corp. (a)	530	42,050
State Street Corp. (a,c)	917	58,275
T Rowe Price Group Inc. (a)	519	64,097
The Bank of New York Mellon Corp. (a)	2,095	80,972

		529,564

Auto Parts & Equipment - 0.0% *
BorgWarner Inc. (a)	539	19,027

Automobile Manufacturers - 0.1%
Ford Motor Co. (a)	9,815	59,675

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	15

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

General Motors Co. (a)	3,233	81,795

		141,470

Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	165	23,504
AutoZone Inc. (a)(b)	60	67,687
CarMax Inc. (a)(b)	403	36,089
O’Reilly Automotive Inc. (a)(b)	192	80,961

		208,241

Biotechnology - 0.8%
AbbVie Inc. (a)	4,434	435,330
Alexion Pharmaceuticals Inc. (a)(b)	559	62,742
Amgen Inc. (a)	1,493	352,139
Biogen Inc. (a)(b)	413	110,498
Gilead Sciences Inc. (a)	3,176	244,361
Incyte Corp. (a)(b)	448	46,579
Regeneron Pharmaceuticals Inc. (a)(b)	251	156,536
Vertex Pharmaceuticals Inc. (a)(b)	641	186,089

		1,594,274

Brewers - 0.0%*
Molson Coors Beverage Co., Class B (a)	481	16,527

Broadcasting - 0.0%*
Discovery Inc., Class A (a)(b)	361	7,617
Discovery Inc., Class C (a)(b)	797	15,350
Fox Corp., Class A (a)	897	24,058
Fox Corp., Class B (a)(b)	483	12,964
ViacomCBS Inc., Class B (a)	1,279	29,826

		89,815

Building Products - 0.1%
AO Smith Corp. (a)	300	14,136
Carrier Global Corp. (a)	2,013	44,729
Fortune Brands Home & Security Inc. (a)	378	24,166
Johnson Controls International PLC (a)	1,880	64,183
Masco Corp. (a)	673	33,791

		181,005

Cable & Satellite - 0.3%
Charter Communications Inc., Class A (a)(b)	381	194,325
Comcast Corp., Class A (a)	11,496	448,114

	Number of Shares	Fair Value $
DISH Network Corp., Class A (a)(b)	632	21,811

		664,250

Casinos & Gaming - 0.0%*
Las Vegas Sands Corp. (a)	800	36,432
MGM Resorts International (a)	1,320	22,176
Wynn Resorts Ltd. (a)	233	17,356

		75,964

Commodity Chemicals - 0.1%
Dow Inc. (a)(b)	1,882	76,710
LyondellBasell Industries N.V., Class A (a)	640	42,061

		118,771

Communications Equipment - 0.3%
Arista Networks Inc. (a)(b)	144	30,244
Cisco Systems Inc. (a)	10,660	497,182
F5 Networks Inc. (a)(b)	168	23,433
Juniper Networks Inc. (a)	845	19,317
Motorola Solutions Inc. (a)	433	60,676

		630,852

Computer & Electronics Retail - 0.0%*
Best Buy Company Inc. (a)	518	45,206

Construction & Engineering - 0.0%*
Jacobs Engineering Group Inc. (a)	356	30,189
Quanta Services Inc. (a)	358	14,044

		44,233

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	1,378	174,317
Cummins Inc. (a)	388	67,225
PACCAR Inc. (a)	825	61,751
Westinghouse Air Brake Technologies Corp. (a)	399	22,971

		326,264

Construction Materials - 0.0%*
Martin Marietta Materials Inc. (a)	167	34,497
Vulcan Materials Co. (a)	328	37,999

		72,496

Consumer Electronics - 0.0%*
Garmin Ltd. (a)	390	38,025

See Notes to Schedules of Investments and Notes to Financial Statements.

16	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Consumer Finance - 0.2%
American Express Co. (a)	1,673	159,270
Capital One Financial Corp. (a)	1,181	73,919
Discover Financial Services (a)	827	41,424
Synchrony Financial (a)	1,416	31,378

		305,991

Copper - 0.0%*
Freeport-McMoRan Inc. (a)	3,627	41,964

Data Processing & Outsourced Services - 1.5%
Automatic Data Processing Inc. (a)	1,078	160,503
Broadridge Financial Solutions Inc. (a)	285	35,964
Fidelity National Information Services Inc. (a)	1,541	206,633
Fiserv Inc. (a)(b)	1,422	138,816
FleetCor Technologies Inc. (a)(b)	219	55,085
Global Payments Inc. (a)	768	130,268
Jack Henry & Associates Inc. (a)	192	35,334
Mastercard Inc., Class A (a)	2,235	660,890
Paychex Inc. (a)	751	56,888
PayPal Holdings Inc. (a)(b)	2,954	514,675
The Western Union Co. (a)	991	21,425
Visa Inc., Class A (a)	4,270	824,836

		2,841,317

Department Stores - 0.0%*
Kohl’s Corp. (a)	452	9,388

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	462	29,411
Constellation Brands Inc., Class A (a)	425	74,354

		103,765

Distributors - 0.0%*
Genuine Parts Co. (a)	357	31,045
LKQ Corp. (a)(b)	836	21,903

		52,948

Diversified Banks - 1.0%
Bank of America Corp. (a)	19,797	470,179
Citigroup Inc. (a)	5,255	268,530
JPMorgan Chase & Co. (a)	7,712	725,391
U.S. Bancorp (a)	3,441	126,698

	Number of Shares	Fair Value $
Wells Fargo & Co. (a)	9,485	242,816

		1,833,614

Diversified Chemicals - 0.0%*
Eastman Chemical Co. (a)	349	24,304

Diversified Support Services - 0.1%
Cintas Corp. (a)	211	56,202
Copart Inc. (a)(b)	501	41,718

		97,920

Drug Retail - 0.0%*
Walgreens Boots Alliance Inc. (a)	1,901	80,583

Electric Utilities - 0.6%
Alliant Energy Corp. (a)	590	28,226
American Electric Power Company Inc. (a)	1,259	100,267
Duke Energy Corp. (a)	1,816	145,080
Edison International (a)	943	51,214
Entergy Corp. (a)	500	46,905
Evergy Inc. (a)	566	33,558
Eversource Energy (a)	792	65,950
Exelon Corp. (a)	2,510	91,088
FirstEnergy Corp. (a)	1,362	52,818
NextEra Energy Inc. (a)	1,228	294,929
NRG Energy Inc. (a)	655	21,327
Pinnacle West Capital Corp. (a)	273	20,008
PPL Corp. (a)	1,960	50,646
The Southern Co. (a)	2,660	137,921
Xcel Energy Inc. (a)	1,286	80,375

		1,220,312

Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	575	51,388
Eaton Corporation PLC (a)	996	87,130
Emerson Electric Co. (a)	1,504	93,293
Rockwell Automation Inc. (a)	292	62,196

		294,007

Electronic Components - 0.1%
Amphenol Corp., Class A (a)	751	71,953
Corning Inc. (a)	1,923	49,806

		121,759

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc. (a)	373	15,133
Keysight Technologies Inc. (a)(b)	472	47,568

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	17

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Zebra Technologies Corp., Class A (a)(b)	134	34,297

		96,998

Electronic Manufacturing Services - 0.0%*
IPG Photonics Corp. (a)(b)	100	16,039

Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	528	43,322
Rollins Inc. (a)	350	14,837
Waste Management Inc. (a)	995	105,380

		163,539

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	601	16,912
Corteva Inc. (a)(b)	1,882	50,419
FMC Corp. (a)	321	31,978
The Mosaic Co. (a)	864	10,809

		110,118

Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	274	25,559
CME Group Inc. (a)	893	145,148
Intercontinental Exchange Inc. (a)	1,370	125,492
MarketAxess Holdings Inc. (a)	100	50,092
Moody’s Corp. (a)	414	113,738
MSCI Inc. (a)	215	71,771
Nasdaq Inc. (a)	308	36,797
S&P Global Inc. (a)	613	201,971

		770,568

Food Distributors - 0.0%*
Sysco Corp. (a)	1,328	72,589

Food Retail - 0.0%*
The Kroger Co. (a)	2,067	69,968

Footwear - 0.2%
NIKE Inc., Class B (a)	3,131	306,995

Gas Utilities - 0.0%*
Atmos Energy Corp. (a)	295	29,376

General Merchandise Stores - 0.2%
Dollar General Corp. (a)	650	123,831
Dollar Tree Inc. (a)(b)	595	55,145
Target Corp. (a)	1,262	151,352

		330,328

	Number of Shares	Fair Value $
Gold - 0.1%
Newmont Corp. (a)	2,000	123,480

Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	1,327	36,572
Ventas Inc. (a)	918	33,617
Welltower Inc. (a)	1,009	52,216

		122,405

Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	358	36,076
Cardinal Health Inc. (a)	762	39,769
Henry Schein Inc. (a)(b)	364	21,254
McKesson Corp. (a)	408	62,595

		159,694

Healthcare Equipment - 1.0%
Abbott Laboratories (a)	4,444	406,315
ABIOMED Inc. (a)(b)	107	25,847
Baxter International Inc. (a)	1,304	112,274
Becton Dickinson and Co. (a)	738	176,581
Boston Scientific Corp. (a)(b)	3,499	122,850
Danaher Corp. (a)	1,580	279,391
DexCom Inc. (a)(b)	232	94,053
Edwards Lifesciences Corp. (a)(b)	1,599	110,507
Hologic Inc. (a)(b)	651	37,107
IDEXX Laboratories Inc. (a)(b)	217	71,645
Intuitive Surgical Inc. (a)(b)	288	164,111
ResMed Inc. (a)	364	69,888
STERIS PLC (a)	206	31,609
Stryker Corp. (a)	802	144,512
Teleflex Inc. (a)	113	41,130
Varian Medical Systems Inc. (a)(b)	224	27,445
Zimmer Biomet Holdings Inc. (a)	520	62,067

		1,977,332

Healthcare Facilities - 0.0%*
HCA Healthcare Inc. (a)	671	65,127
Universal Health Services Inc., Class B (a)	215	19,972

		85,099

Healthcare Services - 0.3%
Cigna Corp. (a)(b)	936	175,640
CVS Health Corp. (a)	3,263	211,997
DaVita Inc. (a)(b)	211	16,698

See Notes to Schedules of Investments and Notes to Financial Statements.

18	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Laboratory Corporation of America Holdings (a)(b)	243	40,365
Quest Diagnostics Inc. (a)	336	38,291

		482,991

Healthcare Supplies - 0.1%
Align Technology Inc. (a)(b)	179	49,125
DENTSPLY SIRONA Inc. (a)	553	24,365
The Cooper Companies Inc. (a)	124	35,171
West Pharmaceutical Services Inc. (a)	200	45,434

		154,095

Healthcare Technology - 0.0%*
Cerner Corp. (a)	792	54,292

Home Building - 0.1%
D.R. Horton Inc. (a)	853	47,299
Lennar Corp., Class A (a)	656	40,423
NVR Inc. (a)(b)	8	26,070
PulteGroup Inc. (a)	699	23,787

		137,579

Home Furnishings - 0.0%*
Leggett & Platt Inc. (a)	294	10,334
Mohawk Industries Inc. (a)(b)	144	14,654

		24,988

Home Improvement Retail - 0.5%
Lowe’s Companies Inc. (a)	1,923	259,836
The Home Depot Inc. (a)	2,722	681,888

		941,724

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc. (a)	1,733	18,699

Hotels, Resorts & Cruise Lines - 0.1%
Carnival Corp. (a)	1,099	18,045
Hilton Worldwide Holdings Inc. (a)	710	52,149
Marriott International Inc., Class A (a)	683	58,554
Norwegian Cruise Line Holdings Ltd. (a)(b)	548	9,004
Royal Caribbean Cruises Ltd. (a)	439	22,082

		159,834

	Number of Shares	Fair Value $
Household Appliances - 0.0%*
Whirlpool Corp. (a)	166	21,502

Household Products - 0.6%
Church & Dwight Company Inc. (a)	655	50,631
Colgate-Palmolive Co. (a)	2,135	156,410
Kimberly-Clark Corp. (a)	876	123,823
The Clorox Co. (a)	318	69,760
The Procter & Gamble Co. (a)	6,280	750,900

		1,151,524

Housewares & Specialties - 0.0%*
Newell Brands Inc. (a)	1,012	16,071

Human Resource & Employment Services - 0.0%*
Robert Half International Inc. (a)	266	14,053

Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	1,110	336,563
Walmart Inc. (a)	3,568	427,375

		763,938

Independent Power Producers & Energy Traders - 0.0%*
The AES Corp. (a)	1,555	22,532

Industrial Conglomerates - 0.4%
3M Co. (a)	1,443	225,094
General Electric Co. (a)	21,873	149,393
Honeywell International Inc. (a)	1,794	259,394
Roper Technologies Inc. (a)	265	102,889

		736,770

Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	564	136,183

Industrial Machinery - 0.3%
Dover Corp. (a)	361	34,858
Flowserve Corp. (a)	322	9,183
Fortive Corp. (a)	741	50,136
IDEX Corp. (a)	200	31,608
Illinois Tool Works Inc. (a)	720	125,892
Ingersoll Rand Inc. (a)(b)	859	24,155
Otis Worldwide Corp. (a)	1,056	60,044
Parker-Hannifin Corp. (a)	324	59,380
Snap-on Inc. (a)	147	20,361
Stanley Black & Decker Inc. (a)	381	53,104
Xylem Inc. (a)	443	28,777

		497,498

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Industrial REITs - 0.1%
Duke Realty Corp. (a)	980	34,682
Prologis Inc. (a)	1,902	177,514

		212,196

Insurance Brokers - 0.1%
Arthur J Gallagher & Co. (a)	467	45,528
Marsh & McLennan Companies Inc. (a)	1,290	138,507

		184,035

Integrated Oil & Gas - 0.5%
Chevron Corp. (a)	4,707	420,006
Exxon Mobil Corp. (a)	10,650	476,268
Occidental Petroleum Corp. (a)	2,222	40,662

		936,936

Integrated Telecommunication Services - 0.6%
AT&T Inc. (a)	18,034	545,168
Verizon Communications Inc. (a)	10,477	577,597

		1,122,765

Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (a)	1,925	146,108
Electronic Arts Inc. (a)(b)	743	98,113
Take-Two Interactive Software Inc. (a)(b)	283	39,498

		283,719

Interactive Media & Services - 1.9%
Alphabet Inc., Class A (a)(b)	759	1,076,300
Alphabet Inc., Class C (a)(b)	740	1,046,071
Facebook Inc., Class A (a)(b)	6,086	1,381,948
Twitter Inc. (a)(b)	2,010	59,878

		3,564,197

Internet & Direct Marketing Retail - 1.7%
Amazon.com Inc. (a)(b)	1,060	2,924,349
Booking Holdings Inc. (a)(b)	104	165,603
eBay Inc. (a)	1,650	86,543
Expedia Group Inc. (a)	365	30,003

		3,206,498

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)(b)	379	40,587
VeriSign Inc. (a)(b)	261	53,983

		94,570

	Number of Shares	Fair Value $
Investment Banking & Brokerage - 0.2%
E*TRADE Financial Corp. (a)	550	27,351
Morgan Stanley (a)	2,946	142,292
Raymond James Financial Inc. (a)	295	20,305
The Charles Schwab Corp. (a)	2,866	96,699
The Goldman Sachs Group Inc. (a)	794	156,910

		443,557

IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	1,361	77,332
DXC Technology Co. (a)	734	12,111
Gartner Inc. (a)(b)	220	26,693
International Business Machines Corp. (a)	2,224	268,592
Leidos Holdings Inc. (a)	300	28,101

		412,829

Leisure Products - 0.0%*
Hasbro Inc. (a)	305	22,860

Life & Health Insurance - 0.1%
Aflac Inc. (a)	1,814	65,359
Globe Life Inc. (a)	236	17,518
Lincoln National Corp. (a)	484	17,806
MetLife Inc. (a)	2,020	73,770
Principal Financial Group Inc. (a)	668	27,749
Prudential Financial Inc. (a)	1,016	61,874
Unum Group (a)	557	9,241

		273,317

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc. (a)	783	69,194
Bio-Rad Laboratories Inc., Class A (b)	60	27,089
Illumina Inc. (a)(b)	375	138,881
IQVIA Holdings Inc. (a)(b)	457	64,839
Mettler-Toledo International Inc. (a)(b)	61	49,139
PerkinElmer Inc. (a)	273	26,779
Thermo Fisher Scientific Inc. (a)	995	360,528
Waters Corp. (a)(b)	159	28,684

		765,133

Managed Healthcare - 0.6%
Anthem Inc. (a)	635	166,992

See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Centene Corp. (a)(b)	1,488	94,562
Humana Inc. (a)	338	131,060
UnitedHealth Group Inc. (a)	2,386	703,751

		1,096,365

Metal & Glass Containers - 0.0%*
Ball Corp. (a)	792	55,036

Movies & Entertainment - 0.5%
Live Nation Entertainment Inc. (a)(b)	400	17,732
Netflix Inc. (a)(b)	1,113	506,459
The Walt Disney Co. (a)	4,537	505,921

		1,030,112

Multi-Line Insurance - 0.1%
American International Group Inc. (a)	2,194	68,409
Assurant Inc. (a)	141	14,564
The Hartford Financial Services Group Inc. (a)	935	36,044

		119,017

Multi-Sector Holdings - 0.5%
Berkshire Hathaway Inc., Class B (a)(b)	4,928	879,697

Multi-Utilities - 0.3%
Ameren Corp. (a)	617	43,412
CenterPoint Energy Inc. (a)	1,391	25,970
CMS Energy Corp. (a)	710	41,478
Consolidated Edison Inc. (a)	841	60,493
Dominion Energy Inc. (a)	2,124	172,426
DTE Energy Co. (a)	483	51,923
NiSource Inc. (a)	992	22,558
Public Service Enterprise Group Inc. (a)	1,308	64,301
Sempra Energy (a)	717	84,054
WEC Energy Group Inc. (a)	799	70,033

		636,648

Office REITs - 0.1%
Alexandria Real Estate Equities Inc. (a)	308	49,973
Boston Properties Inc. (a)	355	32,085
SL Green Realty Corp. (a)	225	11,090
Vornado Realty Trust (a)	427	16,316

		109,464

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,615	24,855
Halliburton Co. (a)	2,363	30,672

	Number of Shares	Fair Value $
National Oilwell Varco Inc. (a)	1,105	13,536
Schlumberger Ltd. (a)	3,545	65,192

		134,255

Oil & Gas Exploration & Production - 0.2%
Apache Corp. (a)	921	12,433
Cabot Oil & Gas Corp. (a)	998	17,146
Concho Resources Inc. (a)	539	27,758
ConocoPhillips (a)	2,746	115,387
Devon Energy Corp. (a)	934	10,592
Diamondback Energy Inc. (a)	430	17,983
EOG Resources Inc. (a)	1,476	74,774
Hess Corp. (a)	635	32,899
Marathon Oil Corp. (a)	2,199	13,458
Noble Energy Inc. (a)	1,183	10,600
Pioneer Natural Resources Co. (a)	413	40,350

		373,380

Oil & Gas Refining & Marketing - 0.1%
HollyFrontier Corp. (a)	360	10,512
Marathon Petroleum Corp. (a)	1,589	59,397
Phillips 66 (a)	1,130	81,247
Valero Energy Corp. (a)	1,041	61,231

		212,387

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	4,971	75,410
ONEOK Inc. (a)	1,026	34,084
The Williams Companies Inc. (a)	3,113	59,209

		168,703

Packaged Foods & Meats - 0.4%
Campbell Soup Co. (a)	412	20,447
Conagra Brands Inc. (a)	1,226	43,118
General Mills Inc. (a)	1,564	96,421
Hormel Foods Corp. (a)	717	34,610
Kellogg Co. (a)	613	40,495
Lamb Weston Holdings Inc. (a)	400	25,572
McCormick & Company Inc. (a)	311	55,796
Mondelez International Inc., Class A (a)	3,574	182,739
The Hershey Co. (a)	373	48,348
The JM Smucker Co. (a)	284	30,050
The Kraft Heinz Co. (a)	1,563	49,844
Tyson Foods Inc., Class A (a)	763	45,559

		672,999

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Paper Packaging - 0.1%
Avery Dennison Corp. (a)	225	25,670
International Paper Co. (a)	999	35,175
Packaging Corporation of America (a)	259	25,848
Sealed Air Corp. (a)	464	15,243
WestRock Co. (a)	700	19,782

		121,718

Personal Products - 0.1%
Coty Inc., Class A (a)	630	2,816
The Estee Lauder Companies Inc., Class A (a)	567	106,982

		109,798

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co. (a)	5,698	335,042
Eli Lilly & Co. (a)	2,123	348,554
Johnson & Johnson (a)	6,668	937,721
Merck & Company Inc. (a)	6,343	490,504
Mylan N.V. (a)(b)	1,430	22,994
Pfizer Inc. (a)	13,950	456,165
Zoetis Inc. (a)	1,187	162,667

		2,753,647

Property & Casualty Insurance - 0.2%
Chubb Ltd. (a)	1,157	146,499
Cincinnati Financial Corp. (a)	364	23,307
Loews Corp. (a)	611	20,951
The Allstate Corp. (a)	740	71,773
The Progressive Corp. (a)	1,463	117,201
The Travelers Companies Inc. (a)	653	74,475
WR Berkley Corp. (a)	400	22,916

		477,122

Publishing - 0.0%*
News Corp., Class A (a)	1,011	11,990
News Corp., Class B (a)	442	5,282

		17,272

Railroads - 0.3%
CSX Corp. (a)	1,889	131,739
Kansas City Southern (a)	246	36,725
Norfolk Southern Corp. (a)	666	116,930
Union Pacific Corp. (a)	1,708	288,771

		574,165

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)(b)	809	36,583

	Number of Shares	Fair Value $
Regional Banks - 0.3%
Citizens Financial Group Inc. (a)	1,101	27,789
Comerica Inc. (a)	366	13,945
Fifth Third Bancorp (a)	1,752	33,779
First Republic Bank (a)	423	44,834
Huntington Bancshares Inc. (a)	2,707	24,458
KeyCorp (a)	2,372	28,891
M&T Bank Corp. (a)	328	34,102
People’s United Financial Inc. (a)	1,150	13,305
Regions Financial Corp. (a)	2,397	26,655
SVB Financial Group (a)(b)	125	26,941
The PNC Financial Services Group Inc. (a)	1,061	111,628
Truist Financial Corp. (a)	3,368	126,468
Zions Bancorp NA (a)	452	15,368

		528,163

Research & Consulting Services - 0.1%
Equifax Inc. (a)	304	52,251
Nielsen Holdings PLC (a)	1,001	14,875
Verisk Analytics Inc. (a)	415	70,633

		137,759

Residential REITs - 0.1%
Apartment Investment & Management Co., Class A (a)	418	15,734
AvalonBay Communities Inc. (a)	352	54,433
Equity Residential (a)	881	51,820
Essex Property Trust Inc. (a)	165	37,813
Mid-America Apartment Communities Inc. (a)	283	32,452
UDR Inc. (a)	717	26,801

		219,053

Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)(b)	65	68,403
Darden Restaurants Inc. (a)	313	23,716
Domino’s Pizza Inc. (a)	100	36,944
McDonald’s Corp. (a)	1,893	349,202
Starbucks Corp. (a)	2,925	215,251
Yum! Brands Inc. (a)	766	66,573

		760,089

Retail REITs - 0.1%
Federal Realty Investment Trust (a)	177	15,082

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Kimco Realty Corp. (a)	1,110	14,252
Realty Income Corp. (a)	861	51,230
Regency Centers Corp. (a)	400	18,356
Simon Property Group Inc. (a)	760	51,969

		150,889

Semiconductor Equipment - 0.2%
Applied Materials Inc. (a)	2,362	142,783
KLA Corp. (a)	400	77,792
Lam Research Corp. (a)	370	119,680

		340,255

Semiconductors - 1.5%
Advanced Micro Devices Inc. (a)(b)	2,970	156,252
Analog Devices Inc. (a)	939	115,159
Broadcom Inc. (a)	1,012	319,397
Intel Corp. (a)	10,673	638,565
Maxim Integrated Products Inc. (a)	700	42,427
Microchip Technology Inc. (a)	588	61,922
Micron Technology Inc. (a)(b)	2,812	144,874
NVIDIA Corp. (a)	1,557	591,520
Qorvo Inc. (a)(b)	288	31,833
QUALCOMM Inc. (a)	2,828	257,942
Skyworks Solutions Inc. (a)	425	54,340
Texas Instruments Inc. (a)	2,311	293,428
Xilinx Inc. (a)	643	63,265

		2,770,924

Soft Drinks - 0.5%
Monster Beverage Corp. (a)(b)	977	67,726
PepsiCo Inc. (a)	3,508	463,968
The Coca-Cola Co. (a)	9,757	435,943

		967,637

Specialized Consumer Services - 0.0%*
H&R Block Inc. (a)	525	7,497

Specialized REITs - 0.5%
American Tower Corp. (a)	1,112	287,497
Crown Castle International Corp. (a)	1,037	173,542
Digital Realty Trust Inc. (a)	670	95,214
Equinix Inc. (a)	218	153,101
Extra Space Storage Inc. (a)	320	29,558
Iron Mountain Inc. (a)	805	21,011
Public Storage (a)	381	73,110

	Number of Shares	Fair Value $
SBA Communications Corp. (a)	286	85,205
Weyerhaeuser Co. (a)	1,883	42,292

		960,530

Specialty Chemicals - 0.3%
Albemarle Corp. (a)	252	19,457
Celanese Corp. (a)	295	25,470
DuPont de Nemours Inc. (a)	1,882	99,991
Ecolab Inc. (a)	611	121,558
International Flavors & Fragrances Inc. (a)	259	31,717
PPG Industries Inc. (a)	596	63,212
The Sherwin-Williams Co. (a)	202	116,726

		478,131

Specialty Stores - 0.1%
Tiffany & Co. (a)	258	31,461
Tractor Supply Co. (a)	285	37,560
Ulta Beauty Inc. (a)(b)	152	30,920

		99,941

Steel - 0.0%*
Nucor Corp. (a)	736	30,478

Systems Software - 2.4%
Fortinet Inc. (a)(b)	357	49,005
Microsoft Corp. (a)	19,192	3,905,764
Nortonlifelock Inc. (a)	1,523	30,201
Oracle Corp. (a)	5,259	290,665
ServiceNow Inc. (a)(b)	483	195,644

		4,471,279

Technology Distributors - 0.0%*
CDW Corp. (a)	359	41,709

Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc. (a)	10,300	3,757,440
Hewlett Packard Enterprise Co. (a)	3,163	30,776
HP Inc. (a)	3,779	65,868
NetApp Inc. (a)	567	25,158
Western Digital Corp. (a)	744	32,847
Xerox Holdings Corp. (a) (b)	496	7,584

		3,919,673

Tobacco - 0.2%
Altria Group Inc. (a)	4,763	186,948
Philip Morris International Inc. (a)	3,908	273,794

		460,742

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Number of Shares	Fair Value $

Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,456	62,375
United Rentals Inc. (a)(b)	201	29,957
WW Grainger Inc. (a)	106	33,301

		125,633

Trucking - 0.0%*
JB Hunt Transport Services Inc. (a)	207	24,910
Old Dominion Freight Line Inc. (a)	239	40,532

		65,442

Water Utilities - 0.0%*
American Water Works Company Inc. (a)	456	58,669

Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	1,370	142,686

Total Common Stock (Cost $48,456,132)		63,245,070

Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 5.85, 3.09% + 3 month USD LIBOR (a)(d)	1,469	36,373

Total Preferred Stock (Cost $36,725)		36,373

Rights - 0.0%*
Wireless Telecommunication Services - 0.0%*
T-Mobile US Inc. (Expiring 07/27/20) (b)	1,100	185

Total Domestic Equity (Cost $48,493,264)		63,281,628

Foreign Equity - 0.8%
Common Stock - 0.8%
Auto Parts & Equipment - 0.0%*
Aptiv PLC (a)	640	49,869

Building Products - 0.0%*
Allegion PLC (a)	227	23,204
Trane Technologies PLC (a)	603	53,655

		76,859

Electronic Manufacturing Services - 0.0%*
TE Connectivity Ltd. (a)	846	68,991

Healthcare Equipment - 0.2%
Medtronic PLC (a)	3,371	309,121

	Principal Amount ($) or Number of Shares	Fair Value $
Industrial Gases - 0.2%
Linde PLC (a)	1,322	280,409

Industrial Machinery - 0.0%*
Pentair PLC (a)	418	15,880

Insurance Brokers - 0.1%
Aon PLC, Class A (a)	571	109,974
Willis Towers Watson PLC (a)	326	64,206

		174,180

IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,596	342,693

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC (a)	1,206	8,249

Paper Packaging - 0.0%*
Amcor PLC (a)(b)	4,085	41,708

Pharmaceuticals - 0.0%*
Perrigo Company PLC (a)	320	17,686

Reinsurance - 0.0%*
Everest Re Group Ltd. (a)	109	22,476

Research & Consulting Services - 0.1%
IHS Markit Ltd. (a)	1,020	77,010

Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology PLC (a)	548	26,529

Total Foreign Equity (Cost $1,179,527)		1,511,660

Bonds and Notes - 38.1%
U.S. Treasuries - 6.6%
U.S. Treasury Bonds
1.25% 05/15/50	41,000	39,398
2.25% 08/15/46 (a)	559,000	662,852
3.00% 08/15/48 (a)	1,453,600	1,998,927
3.75% 08/15/41	112,300	165,432
U.S. Treasury Notes
0.50% 03/15/23	420,000	423,741
1.13% 06/30/21	162,000	163,538
1.63% 12/15/22 - 02/15/26 (a)	4,048,300	4,303,638
1.88% 12/15/20 (a)	2,802,300	2,824,302
2.50% 01/31/24 (a)	1,792,000	1,938,720

		12,520,548

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Agency Mortgage Backed - 11.0%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 05/01/50 (a)	4,442,224	4,787,222
4.05% 09/25/28 (a)(d)	71,000	86,107
4.50% 06/01/33 - 02/01/35 (a)	2,042	2,247
5.00% 07/01/35 (a)	12,354	14,226
5.50% 01/01/38 - 04/01/39 (a)	22,739	26,371
6.00% 06/01/33 - 11/01/37 (a)	58,789	69,391
6.50% 11/01/28 - 06/01/29 (a)	793	901
7.00% 06/01/29 - 08/01/36 (a)	13,430	16,374
7.50% 09/01/33 (a)	1,053	1,208
8.00% 07/01/26 - 11/01/30 (a)	1,530	1,771
8.50% 04/01/30 (a)	3,897	5,051
Federal National Mortgage Assoc.
3.50% 08/01/45 - 07/01/47 (a)	842,126	911,806
3.50% 01/01/48	745,365	786,612
4.00% 01/01/41 - 01/01/50 (a)	1,037,858	1,124,742
4.50% 08/01/20 - 12/01/48 (a)	728,138	800,991
5.00% 03/01/34 - 05/01/39 (a)	41,382	47,459
5.50% 07/01/20 - 01/01/39 (a)	90,219	105,448
6.00% 02/01/29 - 05/01/41 (a)	290,328	342,405
6.50% 10/01/28 - 08/01/36 (a)	7,700	8,739
7.00% 05/01/33 - 12/01/33 (a)	525	593
7.50% 12/01/26 - 03/01/33 (a)	3,878	4,555
8.00% 06/01/24 - 12/01/30 (a)	3,900	4,083
9.00% 12/01/22 (a)	125	129
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35% 04/01/37 (a)(d)	452	466
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 5.82% 09/25/46 (a)(d)(e)	781,674	186,095

	Principal Amount ($)	Fair Value $
Federal National Mortgage Assoc. TBA
2.00% TBA (f)	2,397,000	2,479,696
4.00% TBA (f)	713,000	755,530
Government National Mortgage Assoc.
3.00% 12/20/42 (a)	1,196,789	1,284,239
3.00% 05/20/45 - 02/20/47	3,065,322	3,258,601
3.50% 08/20/48	825,862	877,004
4.00% 01/20/41 - 04/20/43 (a)	251,226	277,376
4.50% 08/15/33 - 03/20/41 (a)	105,581	118,519
5.00% 08/15/33 (a)	5,376	6,101
6.00% 07/15/33 - 04/15/34 (a)	5,867	6,968
6.50% 04/15/28 - 07/15/36 (a)	9,770	11,352
7.00% 04/15/28 - 10/15/36 (a)	3,368	3,846
7.50% 07/15/23 - 04/15/28 (a)	5,725	6,073
8.00% 05/15/30 (a)	160	179
9.00% 12/15/21 (a)	38	39
2.50% TBA (f)	2,124,000	2,235,446

		20,655,961

Agency Collateralized Mortgage Obligations - 0.6%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (a)(d)(e)	114,476	338
2.43% 08/25/29 (a)	415,000	458,940
2.51% 07/25/29 (a)	224,000	249,360
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (a)(e)	26,123	1,240
5.50% 06/15/33 (a)(e)	4,280	813
7.50% 07/15/27 (a)(e)	3,928	705
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.97% 10/15/42 (a)(d)(e)	668,301	125,218
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.42% 08/15/25 (a)(d)(e)	10,347	392
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (a)(g)(h)	161	154
8.00% 02/01/23 - 07/01/24 (a)(e)	449	47

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal National Mortgage Assoc. REMIC
1.11% 12/25/42 (a)(d)(e)	24,741	961
5.00% 09/25/40 (a)(e)	15,188	1,834
8.00% 05/25/22 (a)(e)	—	1
Federal National Mortgage Assoc. REMIC 6.00% -1 month USD LIBOR
5.82% 07/25/38 (a)(d)(e)	6,634	1,278
Federal National Mortgage Assoc. REMIC 6.55% -1 month USD LIBOR
6.37% 11/25/41 (a)(d)(e)	938,282	243,598
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (a)(e)	10,351	1,481
5.00% 03/25/38 - 05/25/38 (a)(e)	5,990	1,045
5.50% 12/25/33 (a)(e)	2,116	382
6.00% 01/25/35 (a)(e)	5,694	1,214
7.50% 11/25/23 (a)(e)	3,061	250
8.00% 08/25/23 -07/25/24 (a)(e)	865	101
8.50% 07/25/22 (a)(e)	37	2
8.50% 07/25/22 (a)(e)**	1	—
9.00% 05/25/22 (a)(e)	35	1
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (a)(e)	6,355	71

		1,089,426

Asset Backed - 1.0%
American Express Credit Account Master Trust 2018-8		—
3.18% 04/15/24 (a)	126,000	130,267
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (a)(i)	100,000	101,809
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (a)(i)	137,000	142,631
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	301,000	301,462
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
0.50% 09/15/22 (a)(d)(i)	130,000	129,942

	Principal Amount ($)	Fair Value $
Hyundai Auto Lease Securitization Trust 2018-A
2.89% 03/15/22 (a)(i)	242,000	243,468
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22 (a)	85,000	86,325
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (a)(i)	386,000	394,627
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (a)(i)	100,000	102,520
Trillium Credit Card Trust II
3.04% 01/26/24 (a)(i)	275,000	278,662

		1,911,713

Corporate Notes - 16.7%
3M Co.
3.13% 09/19/46 (a)	41,000	44,239
Abbott Laboratories
3.75% 11/30/26 (a)	21,000	24,433
4.90% 11/30/46 (a)	17,000	24,327
AbbVie Inc.
2.60% 11/21/24 (a)(i)	45,000	47,747
2.95% 11/21/26 (a)(i)	30,000	32,612
3.20% 05/14/26 (a)	31,000	34,069
3.20% 11/21/29 (a)(i)	40,000	43,908
3.25% 10/01/22 (a)(i)	26,000	27,230
3.45% 03/15/22 (a)(i)	57,000	59,279
4.05% 11/21/39 (a)(i)	25,000	29,229
4.25% 11/21/49 (a)(i)	15,000	18,156
4.63% 10/01/42 (a)(i)	5,000	6,122
4.70% 05/14/45 (a)	8,000	9,964
4.88% 11/14/48 (a)	9,000	11,741
5.00% 12/15/21 (a)(i)	62,000	65,120
Advance Auto Parts Inc.
3.90% 04/15/30 (a)(i)	92,000	98,381
4.50% 12/01/23 (a)	58,000	63,154
Aetna Inc.
3.50% 11/15/24 (a)	27,000	29,343
Air Products & Chemicals Inc.
2.80% 05/15/50 (a)	23,000	24,182
Aircastle Ltd.
4.25% 06/15/26 (a)	31,000	28,306
Albemarle Wodgina Pty Ltd.
3.45% 11/15/29 (a)(i)	40,000	38,626
Alexandria Real Estate Equities Inc.
4.70% 07/01/30 (a)	16,000	19,583

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Alimentation Couche-Tard Inc.
2.70% 07/26/22 (a)(i)	36,000	36,919
2.95% 01/25/30 (a)(i)	27,000	27,796
3.80% 01/25/50 (a)(i)	34,000	35,168
Ally Financial Inc.
5.75% 11/20/25 (a)	28,000	29,954
Altria Group Inc.
2.95% 05/02/23 (a)	17,000	17,891
3.40% 05/06/30 (a)	60,000	64,581
3.80% 02/14/24 (a)	16,000	17,509
4.25% 08/09/42 (a)	4,000	4,210
4.45% 05/06/50 (a)	15,000	16,398
4.50% 05/02/43 (a)	15,000	16,080
4.80% 02/14/29 (a)	33,000	38,508
Amazon.com Inc.
1.50% 06/03/30	45,000	45,687
2.50% 06/03/50	70,000	71,595
2.70% 06/03/60	20,000	20,614
3.15% 08/22/27 (a)	14,000	15,990
4.05% 08/22/47 (a)	11,000	14,305
4.25% 08/22/57 (a)	9,000	11,975
Ameren Corp.
2.50% 09/15/24 (a)	65,000	68,975
3.65% 02/15/26 (a)	16,000	17,868
American Campus Communities Operating Partnership LP
4.13% 07/01/24 (a)	14,000	14,677
American Electric Power Company Inc.
3.25% 03/01/50 (a)	15,000	15,428
American Electric Power Company Inc.
2.30% 03/01/30 (a)	20,000	20,503
American Express Co.
3.00% 10/30/24 (a)	143,000	154,616
American International Group Inc.
4.25% 03/15/29 (a)	23,000	26,470
4.50% 07/16/44 (a)	28,000	32,231
6.40% 12/15/20 (a)	15,000	15,396
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (a)(d)	6,000	6,163
American Tower Corp.
2.90% 01/15/30 (a)	24,000	25,591
3.70% 10/15/49 (a)	14,000	15,271
3.80% 08/15/29 (a)	55,000	62,324

	Principal Amount ($)	Fair Value $
American Water Capital Corp.
2.95% 09/01/27 (a)	26,000	28,707
Amgen Inc.
2.45% 02/21/30 (a)	62,000	65,550
3.15% 02/21/40 (a)	41,000	43,971
3.38% 02/21/50 (a)	41,000	45,328
4.56% 06/15/48 (a)	20,000	25,919
4.66% 06/15/51 (a)	9,000	11,984
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (a)	63,000	70,631
4.70% 02/01/36 (a)	15,000	17,607
4.90% 02/01/46 (a)	58,000	70,332
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30 (a)	29,000	32,606
4.00% 04/13/28 (a)	12,000	13,849
4.35% 06/01/40 (a)	48,000	54,842
4.38% 04/15/38 (a)	68,000	77,058
4.60% 04/15/48 (a)	30,000	35,069
4.75% 04/15/58 (a)	16,000	19,277
5.55% 01/23/49 (a)	48,000	63,741
Anthem Inc.
2.88% 09/15/29 (a)	14,000	15,209
3.30% 01/15/23 (a)	23,000	24,489
3.70% 09/15/49 (a)	14,000	15,887
Apollo Management Holdings LP
2.65% 06/05/30 (i)	97,000	97,112
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (a)(d)(i)	35,000	31,586
Apple Inc.
2.20% 09/11/29 (a)	28,000	30,034
2.85% 05/11/24 (a)	27,000	29,147
2.95% 09/11/49 (a)	20,000	21,864
3.35% 02/09/27 (a)	16,000	18,168
3.45% 02/09/45 (a)	42,000	48,877
3.85% 08/04/46 (a)	38,000	47,234
Applied Materials Inc.
1.75% 06/01/30 (a)	60,000	61,309
2.75% 06/01/50 (a)	10,000	10,183
4.35% 04/01/47 (a)	20,000	25,803
Aptiv PLC
4.40% 10/01/46 (a)	17,000	16,366
Archer-Daniels-Midland Co.
2.50% 08/11/26 (a)	19,000	20,639

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Ares Capital Corp.
3.25% 07/15/25 (a)	138,000	133,952
Ascension Health
4.85% 11/15/53 (a)	13,000	18,718
AstraZeneca PLC
3.50% 08/17/23 (a)	17,000	18,396
4.00% 01/17/29 (a)	14,000	16,717
4.38% 08/17/48 (a)	10,000	13,220
AT&T Inc.
2.30% 06/01/27 (a)	90,000	93,206
2.75% 06/01/31 (a)	84,000	87,489
3.85% 06/01/60 (a)	40,000	42,653
4.35% 03/01/29 (a)	64,000	74,559
4.45% 04/01/24 (a)	19,000	21,293
4.50% 05/15/35 (a)	31,000	36,564
4.55% 03/09/49 (a)	17,000	20,052
4.75% 05/15/46 (a)	15,000	17,673
4.80% 06/15/44 (a)	20,000	23,168
4.85% 03/01/39 (a)	35,000	42,274
5.15% 11/15/46 (a)	5,000	6,149
5.25% 03/01/37 (a)	20,000	24,789
5.35% 12/15/43 (a)	30,000	37,861
5.45% 03/01/47 (a)	37,000	48,482
Athene Holding Ltd.
4.13% 01/12/28 (a)	22,000	22,632
6.15% 04/03/30 (a)	41,000	47,100
AvalonBay Communities Inc.
2.45% 01/15/31 (a)	45,000	48,007
Avangrid Inc.
3.15% 12/01/24 (a)	37,000	40,058
Avery Dennison Corp.
2.65% 04/30/30 (a)	35,000	35,809
Bank of America Corp.
3.25% 10/21/27 (a)	46,000	50,837
3.95% 04/21/25 (a)	27,000	29,894
4.18% 11/25/27 (a)	39,000	44,588
4.25% 10/22/26 (a)	44,000	50,431
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (a)(d)	30,000	31,795
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (a)(d)	207,000	214,315

	Principal Amount ($)	Fair Value $
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (a)(d)	125,000	136,425
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (a)(d)	62,000	69,038
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (a)(d)	69,000	77,069
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (a)(d)	53,000	59,942
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (a)(d)	17,000	20,552
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (a)(d)	39,000	47,571
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (a)(d)	30,000	35,270
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (a)(d)	55,000	49,031
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (a)(d)	33,000	42,619

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (a)(d)	49,000	52,320
Barrick North America Finance LLC
5.70% 05/30/41 (a)	4,000	5,363
BAT Capital Corp.
2.76% 08/15/22 (a)	24,000	24,856
3.56% 08/15/27 (a)	27,000	29,073
4.39% 08/15/37 (a)	30,000	32,721
4.54% 08/15/47 (a)	20,000	21,679
4.70% 04/02/27 (a)	122,000	139,914
4.91% 04/02/30 (a)	28,000	32,770
5.28% 04/02/50 (a)	27,000	32,693
Baxter International Inc.
3.95% 04/01/30 (a)(i)	10,000	11,872
Bayer US Finance II LLC
3.50% 06/25/21 (a)(i)	200,000	204,982
Becton Dickinson and Co.
2.89% 06/06/22 (a)	29,000	30,019
3.70% 06/06/27 (a)	29,000	32,375
3.73% 12/15/24 (a)	3,000	3,312
4.67% 06/06/47 (a)	5,000	6,171
4.69% 12/15/44 (a)	4,000	4,920
Bemis Company Inc.
2.63% 06/19/30	45,000	46,280
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (a)	16,000	18,086
3.70% 07/15/30 (a)(i)	30,000	35,127
3.80% 07/15/48 (a)	14,000	16,306
4.25% 10/15/50 (a)(i)	22,000	27,638
Berkshire Hathaway Finance Corp.
4.25% 01/15/49 (a)	42,000	53,813
Berkshire Hathaway Inc.
4.50% 02/11/43 (a)	6,000	7,949
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (a)	5,000	6,881
Biogen Inc.
2.25% 05/01/30 (a)	20,000	20,219
3.15% 05/01/50 (a)	30,000	28,939
Boardwalk Pipelines LP
4.80% 05/03/29 (a)	26,000	27,363
Boston Scientific Corp.
4.70% 03/01/49 (a)	12,000	15,289
BP Capital Markets America Inc.
3.00% 02/24/50 (a)	30,000	29,398
3.02% 01/16/27 (a)	53,000	57,444
3.22% 11/28/23 (a)	26,000	27,901

	Principal Amount ($)	Fair Value $
BP Capital Markets PLC (4.38% Fixed rate until 06/22/2025; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	44,000	44,818
BP Capital Markets PLC (4.88% Fixed rate until 03/22/2030; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	44,000	45,651
Brighthouse Financial Inc.
3.70% 06/22/27 (a)	5,000	5,095
4.70% 06/22/47 (a)	3,000	2,726
Bristol-Myers Squibb Co.
3.20% 06/15/26 (a)(i)	39,000	43,734
3.40% 07/26/29 (a)(i)	24,000	27,712
3.45% 11/15/27 (a)(i)	4,000	4,602
4.13% 06/15/39 (a)(i)	21,000	26,694
4.25% 10/26/49 (a)(i)	21,000	27,685
4.35% 11/15/47 (a)(i)	5,000	6,580
4.55% 02/20/48 (a)(i)	8,000	10,789
Brixmor Operating Partnership LP
3.90% 03/15/27 (a)	12,000	12,266
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (a)	7,000	7,270
3.13% 01/15/25 (a)	8,000	8,542
3.88% 01/15/27 (a)	16,000	17,281
Broadcom Inc.
3.15% 11/15/25 (a)(i)	50,000	53,224
4.15% 11/15/30 (a)(i)	37,000	40,238
4.30% 11/15/32 (a)(i)	23,000	25,389
Brown-Forman Corp.
4.00% 04/15/38 (a)	5,000	5,902
Bunge Limited Finance Corp.
3.75% 09/25/27 (a)	9,000	9,421
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (a)	22,000	27,652
4.55% 09/01/44 (a)	35,000	45,259
Cameron LNG LLC
3.30% 01/15/35 (a)(i)	13,000	14,310
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	23,000	24,593
4.95% 06/01/47 (a)	6,000	6,582
Cantor Fitzgerald LP
4.88% 05/01/24 (a)(i)	66,000	71,269

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Capital One Financial Corp.
3.75% 07/28/26 (a)	41,000	44,999
4.75% 07/15/21 (a)	156,000	162,639
Cardinal Health Inc.
2.62% 06/15/22 (a)	10,000	10,333
3.08% 06/15/24 (a)	8,000	8,541
Carlisle Companies Inc.
2.75% 03/01/30 (a)	35,000	36,015
Carrier Global Corp.
2.72% 02/15/30 (a)(i)	25,000	25,052
3.38% 04/05/40 (a)(i)	20,000	19,471
3.58% 04/05/50 (a)(i)	25,000	24,409
Caterpillar Inc.
3.25% 09/19/49 (a)	26,000	28,919
3.80% 08/15/42 (a)	6,000	7,108
Centene Corp.
3.38% 02/15/30 (a)	56,000	56,502
4.25% 12/15/27 (a)	68,000	70,142
4.63% 12/15/29 (a)	21,000	22,157
CenterPoint Energy Inc.
2.50% 09/01/22 (a)	62,000	64,083
3.60% 11/01/21 (a)	23,000	23,877
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46% 07/23/22 (a)	87,000	92,806
4.80% 03/01/50 (a)	14,000	15,810
4.91% 07/23/25 (a)	26,000	29,791
5.05% 03/30/29 (a)	47,000	55,497
5.75% 04/01/48 (a)	26,000	32,260
6.38% 10/23/35 (a)	5,000	6,586
6.48% 10/23/45 (a)	7,000	9,284
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25 (a)	105,000	117,893
Chevron Corp.
1.55% 05/11/25 (a)	11,000	11,313
2.24% 05/11/30 (a)	28,000	29,423
2.98% 05/11/40 (a)	20,000	21,442
3.08% 05/11/50 (a)	35,000	37,125
3.19% 06/24/23 (a)	17,000	18,228
Chubb INA Holdings Inc.
4.35% 11/03/45 (a)	16,000	20,825
Cigna Corp.
2.40% 03/15/30 (a)	25,000	25,948
3.25% 04/15/25 (a)(i)	19,000	20,731
3.40% 09/17/21 - 03/15/50 (a)	28,000	29,382
3.40% 03/01/27 (a)(i)	15,000	16,563
3.75% 07/15/23 (a)	12,000	13,026
3.88% 10/15/47 (a)(i)	9,000	10,171

	Principal Amount ($)	Fair Value $
4.13% 11/15/25 (a)	34,000	38,990
4.38% 10/15/28 (a)	14,000	16,579
4.80% 08/15/38 (a)	12,000	15,204
4.90% 12/15/48 (a)	7,000	9,228
Cisco Systems Inc.
5.90% 02/15/39 (a)	16,000	23,909
Citigroup Inc.
2.70% 10/27/22 (a)	2,000	2,085
4.45% 09/29/27 (a)	27,000	30,711
4.65% 07/23/48 (a)	36,000	47,077
4.75% 05/18/46 (a)	18,000	22,789
5.50% 09/13/25 (a)	72,000	85,301
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (a)(d)	130,000	132,488
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (a)(d)	136,000	141,492
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (a)(d)	77,000	81,813
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11% 04/08/26 (a)(d)	183,000	196,725
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (a)(d)	15,000	17,367
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (a)(d)	55,000	49,113
CME Group Inc.
3.75% 06/15/28 (a)	17,000	20,441
CMS Energy Corp.
4.88% 03/01/44 (a)	34,000	44,301
CNA Financial Corp.
3.45% 08/15/27 (a)	11,000	11,792
3.90% 05/01/29 (a)	26,000	28,510
CNH Industrial Capital LLC
1.95% 07/02/23 (f)	45,000	45,400
4.38% 11/06/20 (a)	20,000	20,155
4.88% 04/01/21 (a)	20,000	20,522
Comcast Corp.
2.80% 01/15/51 (a)	25,000	25,568
3.10% 04/01/25 (a)	15,000	16,498

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

3.20% 07/15/36 (a)	23,000	25,490
3.25% 11/01/39 (a)	41,000	45,160
3.38% 08/15/25 (a)	108,000	120,208
3.45% 02/01/50 (a)	20,000	22,667
3.97% 11/01/47 (a)	62,000	73,885
4.15% 10/15/28 (a)	34,000	40,736
4.60% 08/15/45 (a)	16,000	20,763
4.70% 10/15/48 (a)	16,000	21,404
CommonSpirit Health
4.35% 11/01/42 (a)	24,000	24,890
Conagra Brands Inc.
3.80% 10/22/21 (a)	42,000	43,664
5.30% 11/01/38 (a)	15,000	19,606
5.40% 11/01/48 (a)	13,000	17,947
Concho Resources Inc.
3.75% 10/01/27 (a)	5,000	5,338
4.30% 08/15/28 (a)	20,000	21,946
4.88% 10/01/47 (a)	8,000	8,990
ConocoPhillips Co.
4.30% 11/15/44 (a)	24,000	29,380
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (a)	29,000	31,162
3.35% 04/01/30 (a)	10,000	11,375
3.88% 06/15/47 (a)	16,000	18,488
3.95% 04/01/50 (a)	20,000	24,174
Constellation Brands Inc.
3.15% 08/01/29 (a)	58,000	62,511
3.70% 12/06/26 (a)	45,000	50,395
4.50% 05/09/47 (a)	19,000	22,538
Continental Resources Inc.
4.50% 04/15/23 (a)	96,000	91,888
Corning Inc.
4.38% 11/15/57 (a)	15,000	17,314
CoStar Group Inc.
2.80% 07/15/30 (f,i)	45,000	45,470
Costco Wholesale Corp.
1.75% 04/20/32 (a)	75,000	76,004
Credit Suisse AG
2.95% 04/09/25 (a)	250,000	271,040
Crown Castle International Corp.
3.30% 07/01/30 (a)	74,000	81,395
4.15% 07/01/50 (a)	10,000	11,547
5.20% 02/15/49 (a)	16,000	21,198
CSX Corp.
4.50% 03/15/49 - 08/01/54 (a)	41,000	52,517
CubeSmart LP
4.38% 02/15/29 (a)	30,000	34,914
CVS Health Corp.
3.00% 08/15/26 (a)	27,000	29,470

	Principal Amount ($)	Fair Value $
3.25% 08/15/29 (a)	25,000	27,583
3.35% 03/09/21 (a)	15,000	15,288
3.63% 04/01/27 (a)	25,000	28,174
3.88% 07/20/25 (a)	14,000	15,704
4.10% 03/25/25 (a)	31,000	35,033
4.25% 04/01/50 (a)	5,000	6,020
4.30% 03/25/28 (a)	15,000	17,506
4.78% 03/25/38 (a)	29,000	35,881
5.00% 12/01/24 (a)	23,000	26,251
5.13% 07/20/45 (a)	10,000	12,915
5.30% 12/05/43 (a)	26,000	33,860
D.R. Horton Inc.
2.60% 10/15/25 (a)	115,000	120,829
Dell International LLC/EMC Corp.
4.00% 07/15/24 (a)(i)	32,000	34,529
4.42% 06/15/21 (a)(i)	37,000	38,026
5.45% 06/15/23 (a)(i)	17,000	18,600
6.02% 06/15/26 (a)(i)	7,000	8,008
8.10% 07/15/36 (a)(i)	4,000	5,177
8.35% 07/15/46 (a)(i)	5,000	6,636
Deutsche Bank AG
2.70% 07/13/20 (a)	37,000	37,011
Deutsche Telekom International Finance BV
2.49% 09/19/23 (a)(i)	150,000	156,252
Devon Energy Corp.
5.00% 06/15/45 (a)	8,000	7,148
DH Europe Finance II Sarl
2.60% 11/15/29 (a)	22,000	23,401
3.25% 11/15/39 (a)	14,000	15,442
3.40% 11/15/49 (a)	7,000	7,843
Diamondback Energy Inc.
2.88% 12/01/24 (a)	35,000	35,013
3.25% 12/01/26 (a)	25,000	25,084
3.50% 12/01/29 (a)	21,000	20,323
5.38% 05/31/25 (a)	83,000	85,722
Digital Realty Trust LP
3.60% 07/01/29 (a)	45,000	51,365
Discovery Communications LLC
2.95% 03/20/23 (a)	36,000	37,816
3.95% 03/20/28 (a)	19,000	21,170
4.95% 05/15/42 (a)	6,000	6,823
5.00% 09/20/37 (a)	10,000	11,770
Dollar General Corp.
3.50% 04/03/30 (a)	84,000	94,458
4.13% 04/03/50 (a)	23,000	27,531
Dollar Tree Inc.
4.00% 05/15/25 (a)	100,000	112,445
Dominion Energy Inc.
3.07% 08/15/24 (a)(j)	25,000	26,871
3.38% 04/01/30 (a)	40,000	44,320

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Dover Corp.
2.95% 11/04/29 (a)	30,000	32,233
DTE Energy Co.
2.85% 10/01/26 (a)	39,000	41,418
3.85% 12/01/23 (a)	17,000	18,462
Duke Energy Carolinas LLC
3.95% 03/15/48 (a)	16,000	19,857
Duke Energy Corp.
1.80% 09/01/21 (a)	33,000	33,436
3.55% 09/15/21 (a)	18,000	18,496
3.75% 09/01/46 (a)	4,000	4,526
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (a)(d)	41,000	40,872
Duke Energy Progress LLC
4.15% 12/01/44 (a)	23,000	28,186
Duke Realty LP
3.05% 03/01/50 (a)	10,000	10,459
3.25% 06/30/26 (a)	16,000	17,522
3.38% 12/15/27 (a)	9,000	10,034
DuPont de Nemours Inc.
2.17% 05/01/23 (a)	40,000	40,763
5.32% 11/15/38 (a)	13,000	16,462
5.42% 11/15/48 (a)	13,000	17,103
Duquesne Light Holdings Inc.
3.62% 08/01/27 (a)(i)	35,000	36,204
DXC Technology Co.
4.00% 04/15/23 (a)	49,000	51,401
Eastman Chemical Co.
3.50% 12/01/21 (a)	24,000	24,759
3.60% 08/15/22 (a)	7,000	7,301
4.50% 01/15/21 (a)	53,000	53,330
4.65% 10/15/44 (a)	27,000	31,107
Eaton Corp.
3.10% 09/15/27 (a)	16,000	17,562
Edison International
2.40% 09/15/22 (a)	83,000	83,989
4.95% 04/15/25 (a)	45,000	49,547
5.75% 06/15/27 (a)	10,000	11,494
EI du Pont de Nemours & Co.
2.30% 07/15/30 (a)	73,000	75,790
Eli Lilly & Co.
3.95% 03/15/49 (a)	21,000	26,791
Emera US Finance LP
4.75% 06/15/46 (a)	6,000	7,134
Emerson Electric Co.
1.80% 10/15/27 (a)	115,000	118,732
2.75% 10/15/50 (a)	12,000	12,048

	Principal Amount ($)	Fair Value $
Enbridge Energy Partners LP
5.50% 09/15/40 (a)	6,000	7,267
Energy Transfer Operating LP
4.25% 03/15/23 (a)	23,000	24,206
4.50% 04/15/24 (a)	27,000	29,264
4.95% 06/15/28 (a)	9,000	9,694
6.13% 12/15/45 (a)	7,000	7,279
6.50% 02/01/42 (a)	18,000	19,639
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (a)(d)	85,000	72,192
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (a)	17,000	18,203
Entergy Louisiana LLC
3.05% 06/01/31 (a)	19,000	21,189
4.00% 03/15/33 (a)	14,000	17,215
Enterprise Products Operating LLC
4.25% 02/15/48 (a)	48,000	52,800
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (a)(d)	11,000	10,322
EOG Resources Inc.
4.15% 01/15/26 (a)	6,000	6,903
4.38% 04/15/30 (a)	30,000	35,763
4.95% 04/15/50 (a)	29,000	37,011
5.10% 01/15/36 (a)	12,000	13,984
EPR Properties
4.95% 04/15/28 (a)	16,000	15,274
Equinix Inc.
1.25% 07/15/25	40,000	40,046
2.15% 07/15/30	40,000	39,827
Equinor ASA
3.25% 11/18/49 (a)	15,000	15,988
ERP Operating LP
4.50% 07/01/44 (a)	14,000	18,256
Essex Portfolio LP
2.65% 03/15/32 (a)	15,000	15,872
Eversource Energy
3.45% 01/15/50 (a)	30,000	32,423
Exelon Corp.
3.50% 06/01/22 (a)	22,000	23,003
4.05% 04/15/30 (a)	41,000	47,368

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

4.45% 04/15/46 (a)	27,000	32,780
4.70% 04/15/50 (a)	27,000	34,484
Exxon Mobil Corp.
2.61% 10/15/30 (a)	77,000	82,503
3.45% 04/15/51 (a)	40,000	44,271
FedEx Corp.
3.80% 05/15/25 (a)	107,000	119,131
4.10% 02/01/45 (a)	33,000	33,421
Fifth Third Bancorp
2.55% 05/05/27 (a)	90,000	96,396
FirstEnergy Corp.
3.90% 07/15/27 (a)	6,000	6,794
FirstEnergy Transmission LLC
4.55% 04/01/49 (a)(i)	23,000	27,978
Fiserv Inc.
3.50% 07/01/29 (a)	20,000	22,472
4.40% 07/01/49 (a)	10,000	12,115
Florida Power & Light Co.
2.85% 04/01/25 (a)	50,000	54,887
4.13% 02/01/42 (a)	19,000	23,784
Ford Motor Co.
4.35% 12/08/26 (a)	38,000	35,372
General Dynamics Corp.
4.25% 04/01/50 (a)	10,000	12,928
General Mills Inc.
2.88% 04/15/30 (a)	65,000	70,785
3.70% 10/17/23 (a)	23,000	25,084
4.55% 04/17/38 (a)	19,000	23,786
4.70% 04/17/48 (a)	14,000	18,553
General Motors Co.
5.20% 04/01/45 (a)	5,000	4,840
5.40% 10/02/23 - 04/01/48 (a)	17,000	17,443
6.13% 10/01/25 (a)	39,000	43,826
6.80% 10/01/27 (a)	20,000	23,299
General Motors Financial Company Inc.
3.45% 01/14/22 - 04/10/22 (a)	139,000	141,501
3.55% 04/09/21 (a)	59,000	59,712
4.20% 11/06/21 (a)	105,000	107,907
5.25% 03/01/26 (a)	47,000	51,221
Georgia-Pacific LLC
1.75% 09/30/25 (a)(i)	49,000	50,526
2.10% 04/30/27 (a)(i)	36,000	37,247
3.60% 03/01/25 (a)(i)	36,000	39,850
Gilead Sciences Inc.
2.95% 03/01/27 (a)	5,000	5,575
3.50% 02/01/25 (a)	14,000	15,583
3.65% 03/01/26 (a)	14,000	16,012
4.15% 03/01/47 (a)	30,000	38,281
4.80% 04/01/44 (a)	12,000	16,129

	Principal Amount ($)	Fair Value $
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (a)	29,000	31,268
3.63% 05/15/25 (a)	29,000	32,745
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (a)	30,000	34,484
Glencore Finance Canada Ltd.
4.95% 11/15/21 (a)(i)	18,000	18,777
Halliburton Co.
3.80% 11/15/25 (a)	2,000	2,157
5.00% 11/15/45 (a)	14,000	14,444
HCA Inc.
4.13% 06/15/29 (a)	15,000	16,550
4.50% 02/15/27 (a)	27,000	30,066
Health Care Service Corp.
2.20% 06/01/30 (i)	69,000	69,093
3.20% 06/01/50 (i)	15,000	15,266
Hess Corp.
5.60% 02/15/41 (a)	5,000	5,246
5.80% 04/01/47 (a)	4,000	4,335
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (a)	5,000	6,117
Highwoods Realty LP
4.13% 03/15/28 (a)	17,000	18,226
4.20% 04/15/29 (a)	36,000	38,928
Honeywell International Inc.
2.70% 08/15/29 (a)	32,000	35,322
Hormel Foods Corp.
1.80% 06/11/30	75,000	76,548
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (a)(d)	50,000	51,353
Huntington Bancshares Inc.
2.55% 02/04/30 (a)	45,000	46,549
Hyundai Capital America
3.10% 04/05/22 (a)(i)	14,000	14,259
Infor Inc.
1.45% 07/15/23 (i)	30,000	30,228
1.75% 07/15/25 (i)	40,000	40,280
Ingredion Inc.
2.90% 06/01/30 (a)	65,000	69,322
3.90% 06/01/50 (a)	11,000	12,564
Intel Corp.
2.45% 11/15/29 (a)	82,000	88,517
2.60% 05/19/26 (a)	38,000	41,578
2.88% 05/11/24 (a)	16,000	17,296
3.10% 02/15/60 (a)	40,000	44,268

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

International Paper Co.
4.40% 08/15/47 (a)	20,000	23,506
Interstate Power & Light Co.
3.40% 08/15/25 (a)	125,000	136,514
Intuit Inc.
0.65% 07/15/23	25,000	25,072
0.95% 07/15/25	25,000	25,086
1.35% 07/15/27	25,000	25,142
1.65% 07/15/30	25,000	25,042
ITC Holdings Corp.
2.95% 05/14/30 (a)(i)	65,000	69,306
Jabil Inc.
3.95% 01/12/28 (a)	20,000	21,402
Jefferies Group LLC
5.13% 01/20/23 (a)	47,000	51,039
John Deere Capital Corp.
2.45% 01/09/30 (a)	20,000	21,689
Johnson & Johnson
3.63% 03/03/37 (a)	17,000	20,488
Johnson Controls International PLC
4.50% 02/15/47 (a)	6,000	6,851
JPMorgan Chase & Co.
3.30% 04/01/26 (a)	176,000	196,085
3.63% 12/01/27 (a)	14,000	15,448
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (a)(d)	40,000	42,430
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (a)(d)	52,000	58,596
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (a)(d)	33,000	38,999
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (a)(d)	22,000	26,540
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (a)(d)	50,000	56,894

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (a)(d)	26,000	29,985
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (a)(d)	20,000	24,183
JPMorgan Chase & Co. (4.23% fixed rate until 7/30/20; 3.47% + 3 month USD LIBOR thereafter)
4.23% 12/29/49 (a)(d)	20,000	18,295
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (a)(d)	54,000	48,142
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (a)(d)	82,000	84,043
Keurig Dr Pepper Inc.
3.20% 05/01/30 (a)	29,000	32,251
3.80% 05/01/50 (a)	42,000	47,523
4.50% 11/15/45 (a)	15,000	18,110
4.60% 05/25/28 (a)	11,000	13,193
KeyCorp
2.25% 04/06/27 (a)	72,000	75,363
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (a)	67,000	67,815
4.70% 11/01/42 (a)	5,000	5,401
5.00% 03/01/43 (a)	11,000	12,194
5.30% 09/15/20 (a)	21,000	21,179
6.38% 03/01/41 (a)	13,000	16,306
Kinder Morgan Inc.
5.05% 02/15/46 (a)	13,000	14,914
KLA Corp.
3.30% 03/01/50 (a)	25,000	25,827
4.10% 03/15/29 (a)	54,000	63,776
4.65% 11/01/24 (a)	28,000	32,063
Kohl’s Corp.
9.50% 05/15/25 (a)	10,000	11,415
Kraft Heinz Foods Co.
2.80% 07/02/20 (a)	4,000	4,000

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22 (a)	46,000	47,794
L3Harris Technologies Inc.
3.85% 12/15/26 (a)	19,000	21,775
Lam Research Corp.
4.00% 03/15/29 (a)	35,000	41,551
Las Vegas Sands Corp.
3.50% 08/18/26 (a)	20,000	19,945
Lear Corp.
4.25% 05/15/29 (a)	31,000	31,792
5.25% 05/15/49 (a)	15,000	15,173
Leidos Inc.
2.95% 05/15/23 (a)(i)	56,000	58,785
3.63% 05/15/25 (a)(i)	15,000	16,337
4.38% 05/15/30 (a)(i)	57,000	64,262
Liberty Mutual Group Inc.
3.95% 05/15/60 (a)(i)	14,000	14,714
Lincoln National Corp.
3.63% 12/12/26 (a)	30,000	33,074
4.35% 03/01/48 (a)	14,000	15,752
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87% 07/09/25 (a,d)	200,000	217,580
Lockheed Martin Corp.
3.55% 01/15/26 (a)	17,000	19,491
3.80% 03/01/45 (a)	6,000	7,296
4.50% 05/15/36 (a)	23,000	29,831
Loews Corp.
3.20% 05/15/30 (a)	15,000	16,293
Lowe’s Companies Inc.
3.70% 04/15/46 (a)	5,000	5,594
4.05% 05/03/47 (a)	13,000	15,276
4.55% 04/05/49 (a)	17,000	21,509
LYB International Finance BV
4.88% 03/15/44 (a)	5,000	5,867
LYB International Finance II BV
3.50% 03/02/27 (a)	7,000	7,630
Marathon Oil Corp.
3.85% 06/01/25 (a)	12,000	12,153
Marsh & McLennan Companies Inc.
2.25% 11/15/30 (a)	72,000	74,884
3.50% 03/10/25 (a)	21,000	23,250
Masco Corp.
3.50% 11/15/27 (a)	5,000	5,123
Mastercard Inc.
3.85% 03/26/50 (a)	10,000	12,443

	Principal Amount ($)	Fair Value $
McCormick & Company Inc.
2.50% 04/15/30 (a)	24,000	25,215
3.25% 11/15/25 (a)	145,000	156,120
McDonald’s Corp.
3.60% 07/01/30 (a)	92,000	105,975
3.63% 09/01/49 (a)	14,000	15,513
3.70% 01/30/26 (a)	25,000	28,403
3.80% 04/01/28 (a)	24,000	28,063
4.20% 04/01/50 (a)	35,000	42,353
4.88% 12/09/45 (a)	13,000	16,702
McKesson Corp.
3.65% 11/30/20 (a)	119,000	120,479
Medtronic Inc.
4.63% 03/15/45 (a)	6,000	8,057
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (a)	24,000	30,536
Merck & Company Inc.
1.45% 06/24/30	40,000	40,083
2.45% 06/24/50	35,000	35,290
2.75% 02/10/25 (a)	44,000	47,766
4.00% 03/07/49 (a)	8,000	10,336
MetLife Inc.
4.05% 03/01/45 (a)	6,000	7,072
4.72% 12/15/44 (a)	20,000	25,224
Microchip Technology Inc.
2.67% 09/01/23 (a)(i)	139,000	143,155
Micron Technology Inc.
2.50% 04/24/23 (a)	135,000	140,304
Microsoft Corp.
2.40% 08/08/26 (a)	23,000	25,102
2.68% 06/01/60	8,000	8,344
3.45% 08/08/36 (a)	14,000	16,868
3.50% 02/12/35 (a)	16,000	19,474
3.70% 08/08/46 (a)	56,000	70,019
3.95% 08/08/56 (a)	17,000	21,895
4.10% 02/06/37 (a)	4,000	5,167
Molson Coors Beverage Co.
2.10% 07/15/21 (a)	42,000	42,562
4.20% 07/15/46 (a)	7,000	6,798
Morgan Stanley
2.75% 05/19/22 (a)	170,000	176,491
3.63% 01/20/27 (a)	5,000	5,632
3.70% 10/23/24 (a)	13,000	14,404
3.95% 04/23/27 (a)	66,000	74,021
4.35% 09/08/26 (a)	55,000	63,310
4.38% 01/22/47 (a)	20,000	25,997
5.00% 11/24/25 (a)	116,000	136,326
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (a,d)	189,000	200,081

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (a)(d)	35,000	40,006
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (a)(d)	20,000	23,718
MPLX LP
3.38% 03/15/23 (a)	15,000	15,665
5.20% 12/01/47 (a)	12,000	12,395
5.25% 01/15/25 (a)	177,000	184,041
6.25% 10/15/22 (a)	44,000	44,018
MPLX LP (1.41% fixed rate until 09/09/20; 1.10% + 3 month USD LIBOR)
1.41% 09/09/22 (a)(d)	55,000	54,182
Mylan Inc.
5.20% 04/15/48 (a)	15,000	18,492
Mylan N.V.
3.15% 06/15/21 (a)	16,000	16,332
3.95% 06/15/26 (a)	7,000	7,820
National Oilwell Varco Inc.
3.60% 12/01/29 (a)	41,000	40,029
National Retail Properties Inc.
4.00% 11/15/25 (a)	23,000	25,005
National Securities Clearing Corp.
1.50% 04/23/25 (a)(i)	250,000	255,490
NetApp Inc.
2.38% 06/22/27	44,000	44,647
2.70% 06/22/30	44,000	44,095
Newfield Exploration Co.
5.63% 07/01/24 (a)	137,000	131,513
Newmont Corp.
2.25% 10/01/30 (a)	35,000	35,429
4.88% 03/15/42 (a)	20,000	25,532
Nexen Inc.
6.40% 05/15/37 (a)	8,000	11,404
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26 (a)	34,000	38,017
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (a)(d)	23,000	24,973
NIKE Inc.
2.40% 03/27/25 (a)	49,000	52,857
3.38% 03/27/50 (a)	17,000	19,575

	Principal Amount ($)	Fair Value $
NiSource Inc.
3.95% 03/30/48 (a)	8,000	9,242
Noble Energy Inc.
3.85% 01/15/28 (a)	48,000	46,284
3.90% 11/15/24 (a)	17,000	17,069
4.20% 10/15/49 (a)	13,000	10,895
5.05% 11/15/44 (a)	6,000	5,459
Nordstrom Inc.
4.38% 04/01/30 (a)	15,000	11,761
Norfolk Southern Corp.
3.95% 10/01/42 (a)	18,000	20,902
Northrop Grumman Corp.
2.55% 10/15/22 (a)	10,000	10,430
3.85% 04/15/45 (a)	5,000	5,870
4.03% 10/15/47 (a)	4,000	4,811
Novartis Capital Corp.
2.20% 08/14/30 (a)	21,000	22,198
3.00% 11/20/25 (a)	4,000	4,438
Nucor Corp.
3.95% 05/01/28 (a)	25,000	28,628
Nutrien Ltd.
4.00% 12/15/26 (a)	9,000	10,125
4.90% 06/01/43 (a)	14,000	16,408
NVIDIA Corp.
2.85% 04/01/30 (a)	65,000	72,220
3.50% 04/01/50 (a)	20,000	22,912
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70% 05/01/25 (a)(i)	125,000	130,892
Occidental Petroleum Corp.
2.70% 08/15/22 (a)	35,000	32,586
2.90% 08/15/24 (a)	18,000	15,383
4.85% 03/15/21 (a)	4,000	3,995
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (a)	25,000	27,365
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22 (a)	17,000	17,923
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (a)	8,000	9,650
ONEOK Inc.
4.35% 03/15/29 (a)	26,000	27,237
5.20% 07/15/48 (a)	35,000	35,523
Oracle Corp.
2.40% 09/15/23 (a)	14,000	14,733
2.65% 07/15/26 (a)	26,000	28,122
2.95% 04/01/30 (a)	41,000	45,662
3.60% 04/01/50 (a)	27,000	30,275
3.80% 11/15/37 (a)	8,000	9,263
4.00% 07/15/46 - 11/15/47 (a)	43,000	50,654

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Otis Worldwide Corp.
2.06% 04/05/25 (a)(i)	35,000	36,698
2.57% 02/15/30 (a)(i)	15,000	15,753
3.36% 02/15/50 (a)(i)	15,000	15,805
Owens Corning
4.40% 01/30/48 (a)	10,000	10,300
Pacific Gas & Electric Co.
2.50% 02/01/31	44,000	43,174
Pacific Gas & Electric Co.
2.10% 08/01/27	25,000	24,806
3.30% 08/01/40	44,000	43,065
3.50% 08/01/50	20,000	19,413
PacifiCorp
2.70% 09/15/30 (a)	125,000	136,371
6.25% 10/15/37 (a)	33,000	47,837
Parker-Hannifin Corp.
3.25% 06/14/29 (a)	25,000	27,578
PayPal Holdings Inc.
2.65% 10/01/26 (a)	35,000	38,083
3.25% 06/01/50 (a)	19,000	20,559
PepsiCo Inc.
1.63% 05/01/30 (a)	25,000	25,466
2.63% 07/29/29 (a)	35,000	38,730
3.45% 10/06/46 (a)	7,000	8,118
Petroleos Mexicanos
5.35% 02/12/28 (a)	15,000	12,590
5.63% 01/23/46 (a)	19,000	13,541
6.35% 02/12/48 (a)	15,000	11,136
6.49% 01/23/27 (a)(i)	15,000	13,691
6.50% 03/13/27 (a)	40,000	36,393
7.69% 01/23/50 (a)(i)	22,000	18,261
Pfizer Inc.
2.63% 04/01/30 (a)	20,000	22,010
2.70% 05/28/50 (a)	65,000	67,101
3.45% 03/15/29 (a)	11,000	12,832
3.60% 09/15/28 (a)	34,000	40,078
3.90% 03/15/39 (a)	17,000	20,937
4.13% 12/15/46 (a)	11,000	14,159
4.40% 05/15/44 (a)	6,000	7,854
Philip Morris International Inc.
1.50% 05/01/25 (a)	145,000	148,291
2.10% 05/01/30 (a)	20,000	20,638
3.38% 08/15/29 (a)	19,000	21,587
4.13% 03/04/43 (a)	8,000	9,411
Phillips 66
2.15% 12/15/30	140,000	136,371
Phillips 66 Partners LP
3.75% 03/01/28 (a)	19,000	20,293
4.68% 02/15/45 (a)	17,000	18,041
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (a)	69,000	66,951
3.65% 06/01/22 (a)	37,000	37,781

	Principal Amount ($)	Fair Value $
PPL Capital Funding Inc.
3.10% 05/15/26 (a)	29,000	31,394
Precision Castparts Corp.
4.38% 06/15/45 (a)	11,000	13,135
Prologis LP
4.38% 02/01/29 (a)	24,000	29,387
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (a)(d)	33,000	36,883
Public Service Company of Colorado
3.70% 06/15/28 (a)	31,000	36,052
Public Service Electric & Gas Co.
2.38% 05/15/23 (a)	46,000	48,095
QUALCOMM Inc.
2.90% 05/20/24 (a)	8,000	8,610
3.00% 05/20/22 (a)	7,000	7,324
3.25% 05/20/27 (a)	4,000	4,535
4.30% 05/20/47 (a)	5,000	6,266
Quest Diagnostics Inc.
2.95% 06/30/30 (a)	10,000	10,610
Ralph Lauren Corp.
1.70% 06/15/22	10,000	10,177
Raytheon Technologies Corp.
3.13% 05/04/27 (a)	66,000	73,389
4.15% 05/15/45 (a)	17,000	20,363
Raytheon Technologies Corp.
3.50% 03/15/27 (i)	22,000	24,774
3.65% 08/16/23 (a)	2,000	2,167
3.95% 08/16/25 (a)	14,000	15,953
4.13% 11/16/28 (a)	6,000	7,062
4.45% 11/16/38 (a)	16,000	19,540
4.50% 06/01/42 (a)	12,000	14,919
Realty Income Corp.
3.00% 01/15/27 (a)	9,000	9,532
3.25% 01/15/31 (a)	25,000	27,130
Reinsurance Group of America Inc.
3.15% 06/15/30	50,000	52,035
Reynolds American Inc.
4.45% 06/12/25 (a)	5,000	5,634
Rio Tinto Finance USA PLC
4.13% 08/21/42 (a)	11,000	13,840
Rockwell Automation Inc.
4.20% 03/01/49 (a)	18,000	22,594
Rogers Communications Inc.
5.00% 03/15/44 (a)	5,000	6,438

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Roper Technologies Inc.
2.95% 09/15/29 (a)	28,000	30,504
Ross Stores Inc.
4.70% 04/15/27 (a)	54,000	62,659
RPM International Inc.
3.75% 03/15/27 (a)	16,000	16,906
Ryder System Inc.
2.90% 12/01/26 (a)	50,000	51,339
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (a)	18,000	19,331
4.50% 05/15/30 (a)(i)	15,000	16,636
5.00% 03/15/27 (a)	6,000	6,701
5.88% 06/30/26 (a)	41,000	48,189
Santander Holdings USA Inc.
3.70% 03/28/22 (a)	57,000	58,760
4.40% 07/13/27 (a)	15,000	16,241
Schlumberger Holdings Corp.
3.90% 05/17/28 (a)(i)	36,000	38,735
Selective Insurance Group Inc.
5.38% 03/01/49 (a)	8,000	8,996
Sempra Energy
3.80% 02/01/38 (a)	10,000	10,806
4.00% 02/01/48 (a)	12,000	13,609
Shell International Finance BV
2.38% 08/21/22 (a)	38,000	39,614
3.13% 11/07/49 (a)	55,000	57,645
3.75% 09/12/46 (a)	12,000	13,801
4.13% 05/11/35 (a)	15,000	18,182
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21 (a)	24,000	24,462
2.88% 09/23/23 (a)	21,000	22,254
3.20% 09/23/26 (a)	6,000	6,664
Simon Property Group LP
3.38% 06/15/27 (a)	20,000	21,197
Southern California Edison Co.
2.40% 02/01/22 (a)	28,000	28,428
2.90% 03/01/21 (a)	46,000	46,739
4.00% 04/01/47 (a)	51,000	58,391
4.20% 03/01/29 (a)	38,000	44,037
Southern Company Gas Capital Corp.
3.95% 10/01/46 (a)	27,000	29,190
4.40% 05/30/47 (a)	4,000	4,723
Southern Copper Corp.
5.88% 04/23/45 (a)	12,000	15,331

	Principal Amount ($)	Fair Value $
Southwest Airlines Co.
2.63% 02/10/30 (a)	41,000	36,935
Southwestern Electric Power Co.
2.75% 10/01/26 (a)	19,000	20,190
Spectra Energy Partners LP
3.38% 10/15/26 (a)	5,000	5,433
4.50% 03/15/45 (a)	4,000	4,542
Spirit Realty LP
4.00% 07/15/29 (a)	30,000	29,450
Starbucks Corp.
4.00% 11/15/28 (a)	16,000	18,792
Steel Dynamics Inc.
3.45% 04/15/30 (a)	20,000	20,961
4.13% 09/15/25 (a)	117,000	119,294
Stryker Corp.
1.95% 06/15/30 (a)	55,000	55,356
2.90% 06/15/50 (a)	75,000	75,113
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22 (a)	46,000	47,905
Suncor Energy Inc.
4.00% 11/15/47 (a)	5,000	5,149
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (a)	19,000	18,341
Sysco Corp.
3.25% 07/15/27 (a)	17,000	17,985
5.95% 04/01/30 (a)	10,000	12,566
6.60% 04/01/50 (a)	5,000	6,912
T-Mobile USA Inc.
3.75% 04/15/27 (a)(i)	36,000	39,910
3.88% 04/15/30 (a)(i)	3,000	3,339
4.50% 04/15/50 (a)(i)	10,000	11,782
Takeda Pharmaceutical Company Ltd.
4.00% 11/26/21 (a)	200,000	208,604
Tampa Electric Co.
4.35% 05/15/44 (a)	32,000	37,734
Target Corp.
2.50% 04/15/26 (a)	18,000	19,757
Teck Resources Ltd.
3.90% 07/15/30 (i)	45,000	45,124
5.40% 02/01/43 (a)	8,000	7,942
Telefonica Emisiones S.A.
4.10% 03/08/27 (a)	150,000	171,463
Texas Instruments Inc.
3.88% 03/15/39 (a)	19,000	23,553
The Allstate Corp.
4.20% 12/15/46 (a)	10,000	12,416

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (a)(d)	39,000	40,364
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (a)(d)	71,000	69,929
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (a)(d)	42,000	39,589
The Boeing Co.
2.70% 02/01/27 (a)	50,000	48,732
2.95% 02/01/30 (a)	15,000	14,683
3.25% 03/01/28 (a)	14,000	13,810
3.55% 03/01/38 (a)	10,000	8,757
3.75% 02/01/50 (a)	15,000	13,468
4.88% 05/01/25 (a)	135,000	147,170
5.04% 05/01/27 (a)	114,000	125,734
5.15% 05/01/30	107,000	119,228
5.81% 05/01/50	46,000	54,450
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (a)(i)	64,000	77,842
The Clorox Co.
1.80% 05/15/30 (a)	85,000	86,004
The Coca-Cola Co.
1.65% 06/01/30 (a)	25,000	25,468
2.60% 06/01/50 (a)	51,000	51,470
2.75% 06/01/60 (a)	51,000	51,432
The Dow Chemical Co.
4.25% 10/01/34 (a)	20,000	22,323
5.55% 11/30/48 (a)	17,000	22,162
The Estee Lauder Companies Inc.
2.38% 12/01/29 (a)	20,000	21,457
3.13% 12/01/49 (a)	15,000	16,346
The George Washington University
4.13% 09/15/48 (a)	25,000	30,579
The Goldman Sachs Group Inc.
2.60% 02/07/30 (a)	25,000	26,213
3.50% 04/01/25 - 11/16/26 (a)	82,000	90,022
3.85% 01/26/27 (a)	115,000	129,243
4.25% 10/21/25 (a)	164,000	184,539
5.15% 05/22/45 (a)	25,000	32,574

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (a)(d)	61,000	62,573
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (a)(d)	271,000	280,891
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (a)(d)	26,000	29,376
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (a)(d)	16,000	18,496
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (a)(d)	43,000	49,860
The Hartford Financial Services Group Inc.
2.80% 08/19/29 (a)	110,000	116,680
The Hartford Financial Services Group Inc. (2.52% fixed rate until 07/31/20; 2.13% + 3 month USD LIBOR)
2.52% 02/12/47 (a)(d)(i)	30,000	23,448
The Home Depot Inc.
2.70% 04/15/30 (a)	17,000	18,688
3.35% 04/15/50 (a)	29,000	33,400
3.50% 09/15/56 (a)	12,000	13,915
3.90% 12/06/28 - 06/15/47 (a)	28,000	33,740
4.50% 12/06/48 (a)	15,000	20,057
The Interpublic Group of Companies Inc.
3.75% 10/01/21 (a)	46,000	47,664
The Kroger Co.
2.20% 05/01/30 (a)	26,000	27,016
2.95% 11/01/21 (a)	40,000	41,145
4.65% 01/15/48 (a)	9,000	11,224

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	39

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

The Mosaic Co.
5.63% 11/15/43 (a)	4,000	4,305
The Procter & Gamble Co.
2.45% 03/25/25 (a)	15,000	16,280
3.60% 03/25/50 (a)	10,000	12,564
The Sherwin-Williams Co.
3.45% 06/01/27 (a)	6,000	6,718
4.50% 06/01/47 (a)	17,000	20,631
The Southern Co.
3.25% 07/01/26 (a)	9,000	10,002
4.40% 07/01/46 (a)	4,000	4,775
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (a)(d)	60,000	67,289
The Travelers Companies Inc.
2.55% 04/27/50 (a)	128,000	126,269
The Walt Disney Co.
2.65% 01/13/31 (a)	40,000	42,521
3.38% 11/15/26 (a)	4,000	4,494
3.60% 01/13/51 (a)	35,000	38,846
4.00% 10/01/23 (a)	61,000	67,274
4.75% 11/15/46 (a)	6,000	7,591
6.65% 11/15/37 (a)	35,000	52,167
The Williams Companies Inc.
3.75% 06/15/27 (a)	4,000	4,278
4.85% 03/01/48 (a)	17,000	18,559
5.40% 03/04/44 (a)	5,000	5,530
Thermo Fisher Scientific Inc.
4.13% 03/25/25 (a)	3,000	3,422
4.50% 03/25/30 (a)	10,000	12,322
Time Warner Cable LLC
4.50% 09/15/42 (a)	5,000	5,334
6.55% 05/01/37 (a)	16,000	20,937
TJX Companies Inc.
4.50% 04/15/50 (a)	7,000	9,018
Total Capital International S.A.
3.46% 02/19/29 (a)	54,000	61,087
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24 (a)	25,000	27,527
3.80% 03/21/29 (a)	34,000	38,404
TransCanada PipeLines Ltd.
4.25% 05/15/28 (a)	47,000	53,736
4.88% 01/15/26 (a)	9,000	10,589

	Principal Amount ($)	Fair Value $
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (a)(d)	50,000	49,224
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (a)	19,000	21,087
Trinity Health Corp.
3.43% 12/01/48 (a)	11,000	11,490
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50% 08/02/22 (a)(d)	28,000	28,810
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (a)(d)	73,000	67,291
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (a)	8,000	9,647
Tyco Electronics Group S.A.
3.13% 08/15/27 (a)	19,000	20,713
Tyson Foods Inc.
4.00% 03/01/26 (a)	53,000	60,645
4.55% 06/02/47 (a)	4,000	4,801
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (a)(d)	64,000	62,102
UDR Inc.
3.00% 08/15/31 (a)	20,000	21,330
Union Pacific Corp.
3.50% 06/08/23 (a)	37,000	40,171
3.60% 09/15/37 (a)	8,000	8,904
4.10% 09/15/67 (a)	14,000	16,750
4.30% 03/01/49 (a)	16,000	20,425
UnitedHealth Group Inc.
2.00% 05/15/30 (a)	45,000	47,104
4.45% 12/15/48 (a)	31,000	40,909
4.75% 07/15/45 (a)	28,000	37,482
Unum Group
4.50% 03/15/25 (a)	11,000	11,827
Vale S.A.
5.63% 09/11/42 (a)	8,000	9,235
Valero Energy Corp.
2.85% 04/15/25 (a)	23,000	24,300
4.00% 04/01/29 (a)	34,000	37,916
Ventas Realty LP
3.25% 10/15/26 (a)	29,000	29,710

See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Verizon Communications Inc.
3.00% 03/22/27	97,000	107,529
4.33% 09/21/28 (a)	24,000	28,937
4.40% 11/01/34 (a)	43,000	53,313
4.52% 09/15/48 (a)	17,000	22,471
4.67% 03/15/55 (a)	16,000	21,783
4.86% 08/21/46 (a)	91,000	123,377
5.25% 03/16/37 (a)	16,000	21,739
ViacomCBS Inc.
2.90% 01/15/27 (a)	11,000	11,507
3.45% 10/04/26 (a)	11,000	11,551
3.70% 06/01/28 (a)	14,000	15,213
5.25% 04/01/44 (a)	5,000	5,591
Virginia Electric & Power Co.
4.00% 11/15/46 (a)	31,000	36,969
Visa Inc.
2.05% 04/15/30 (a)	25,000	26,219
2.70% 04/15/40 (a)	28,000	30,046
Vistra Operations Company LLC
3.55% 07/15/24 (a)(i)	68,000	70,336
Vodafone Group PLC
4.38% 05/30/28 (a)	25,000	29,711
5.25% 05/30/48 (a)	12,000	15,564
Vornado Realty LP
3.50% 01/15/25 (a)	14,000	13,836
Vulcan Materials Co.
3.90% 04/01/27 (a)	6,000	6,578
Walmart Inc.
3.63% 12/15/47 (a)	14,000	17,166
3.70% 06/26/28 (a)	29,000	34,266
3.95% 06/28/38 (a)	14,000	17,760
4.05% 06/29/48 (a)	16,000	20,998
WEC Energy Group Inc.
3.55% 06/15/25 (a)	45,000	50,195
Wells Fargo & Co.
4.15% 01/24/29 (a)	47,000	55,161
4.75% 12/07/46 (a)	77,000	98,669
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65% 06/02/24 (a)(d)	35,000	35,540
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (a)(d)	90,000	93,063
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (a)(d)	95,000	98,152

	Principal Amount ($)	Fair Value $
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (a)(d)	14,000	14,945
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (a)(d)	55,000	57,406
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (a)(d)	140,000	151,593
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (a)(d)	41,000	42,560
Western Midstream Operating LP
5.38% 06/01/21 (a)	46,000	46,001
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (a)(d)	54,000	54,914
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (a)(d)	31,000	34,163
Willis North America Inc.
3.60% 05/15/24 (a)	22,000	23,816
3.88% 09/15/49	30,000	33,142
WPP Finance 2010
3.75% 09/19/24 (a)	24,000	25,867
WRKCo Inc.
3.00% 09/15/24 (a)	17,000	18,028
Xcel Energy Inc.
3.40% 06/01/30 (a)	35,000	39,890
Xilinx Inc.
2.95% 06/01/24 (a)	14,000	15,040
Xylem Inc.
1.95% 01/30/28	35,000	35,367
Zoetis Inc.
3.00% 09/12/27 (a)	7,000	7,725
3.90% 08/20/28 (a)	17,000	20,044

		31,408,527

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	41

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Non-Agency Collateralized Mortgage Obligations - 1.9%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07% 07/15/49 (a)(d)	82,000	78,719
BANK 2019-BNK17
4.67% 04/15/52 (a)(d)	34,000	32,000
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.93% 11/15/35 (a)(d)(i)	85,580	84,692
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53 (a)	139,000	151,709
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57 (a)	246,000	267,088
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58 (a)	100,000	110,702
Citigroup Commercial Mortgage Trust 2015-P1
3.72% 09/15/48	403,000	443,433
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (a)	90,682	96,873
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (a)(d)	119,583	133,518
4.03% 12/10/49 (a)(d)	78,331	84,731
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51 (a)(d)	64,000	68,775
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (a)(d)	55,000	59,144
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (a)	72,000	76,473
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50 (a)	240,062	268,075
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (a)	184,426	204,718
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (a)(d)	73,000	81,115
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	453,705

	Principal Amount ($)	Fair Value $
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	403,000	444,720
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18% 07/15/45 (a)(d)	25,000	26,229
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80% 11/15/48 (a)(d)	71,000	60,703
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (a)(e)	232	1
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02% 03/15/48 (a)(d)(e)	781,385	25,475
Morgan Stanley Capital I Trust 2006-IQ11
6.05% 10/15/42 (a)(d)	21,360	20,885
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (a)(d)	54,000	54,068
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35% 02/15/48 (a)(d)(e)	825,172	36,621
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52 (a)	45,000	36,952
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (a)	55,000	58,373
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (a)(d)	123,000	131,208

		3,590,705

Sovereign Bonds - 0.2%
Government of Colombia
2.63% 03/15/23 (a)	200,000	202,698
Government of Mexico
4.00% 10/02/23 (a)	24,000	25,552
4.75% 03/08/44 (a)	56,000	58,730
Government of Peru
5.63% 11/18/50 (a)	26,000	41,062
Government of Uruguay
5.10% 06/18/50 (a)	29,803	38,493

		366,535

See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50 (a)	25,000	35,015
Port Authority of New York & New Jersey
4.46% 10/01/62 (a)	30,000	39,826
State of California
4.60% 04/01/38 (a)	50,000	58,428
State of Illinois
5.10% 06/01/33 (a)	25,000	25,361
The University of Texas System
3.35% 08/15/47 (a)	25,000	29,260

		187,890

Total Bonds and Notes (Cost $67,403,103)		71,731,305

Exchange Traded & Mutual Funds - 23.9%
Exchange Traded & Mutual Funds - 23.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $45,372,926) (a)	5,449,009	45,009,570

Total Investments in Securities (Cost $162,448,820)		181,534,163

	Number of Shares	Fair Value $
Short-Term Investments - 6.3%
Dreyfus Treasury Cash Management - Institutional Shares 0.00% (a)(h)	650,120	650,120
State Street Institutional Treasury Money Market Fund - Premier Class 0.11% (a)(h)(k)	5,164,087	5,164,087
State Street Institutional Treasury Plus Fund - Premier Class 0.14% (a)(h)(k)	650,121	650,121
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.12% (a)(h)(k)	5,490,795	5,490,795

Total Short-Term Investments (Cost $11,955,123)		11,955,123

Total Investments (Cost $174,403,943)		193,489,286

Liabilities in Excess of Other Assets, net - (2.6)%		(4,888,089)

NET ASSETS - 100.0%		188,601,197

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,772	1.00%/Quarterly	12/20/24	$32,064	$(41,019)	$73,083
Markit CDX North America High Yield Index	Intercontinental Exchange	3,272	5.00%/Quarterly	06/20/25	(23,833)	(182,991)	159,158

							$232,241

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	43

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$2,751	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(107,086)	$—	$(107,086)

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-mini Index Futures	September 2020	3	$459,902	$463,530	$3,628
Ultra Long-Term U.S. Treasury Bond Futures	September 2020	11	2,388,821	2,399,719	10,898
2 Yr. U.S. Treasury Notes Futures	September 2020	40	8,829,724	8,833,125	3,401
10 Yr. U.S. Treasury Notes Futures	September 2020	10	1,384,033	1,391,719	7,686
U.S. Long Bond Futures	September 2020	3	530,630	535,688	5,058

					$30,671

The Fund had the following short futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	September 2020	15	$(1,878,256)	$(1,886,133)	$(7,877)
10 Yr. U.S. Treasury Ultra Futures	September 2020	26	(4,064,109)	(4,094,594)	(30,485)

					$(38,362)

					$(7,691)

During the period ended June 30, 2020, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$20,478	$	$—	$12,474,482	$4,351,767	$5,451,870	$3,929,065

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.
(c)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)

Variable Rate Security—Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

See Notes to Schedules of Investments and Notes to Financial Statements.

44	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Coupon amount represents effective yield.
(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to $4,819,065 or 2.56% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Step coupon bond.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Diversified Fund	Investments in Securities

	Domestic Equity	$63,281,628	$—	$—	$63,281,628

	Foreign Equity	1,511,660	—	—	1,511,660

	U.S. Treasuries	—	12,520,548	—	12,520,548

	Agency Mortgage Backed	—	20,655,961	—	20,655,961

	Agency Collateralized Mortgage Obligations	—	1,089,426	—	1,089,426

	Asset Backed	—	1,911,713	—	1,911,713

	Corporate Notes	—	31,408,527	—	31,408,527

	Non-Agency Collateralized Mortgage Obligations	—	3,590,705	—	3,590,705

	Sovereign Bonds	—	366,535	—	366,535

	Municipal Bonds and Notes	—	187,890	—	187,890

	Exchange Traded & Mutual Funds	45,009,570	—	—	45,009,570

	Short-Term Investments	11,955,123	—	—	11,955,123

	Total Investments in Securities	$121,757,981	$71,731,305	$—	$193,489,286

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$232,241	$—	$232,241

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(107,086)	—	(107,086)

	Long Futures Contracts - Unrealized Appreciation	30,671	—	—	30,671

	Short Futures Contracts - Unrealized Depreciation	(38,362)	—	—	(38,362)

	Total Other Financial Instruments	$(7,691)	$125,155	$—	$117,464

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	45

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

The Fund was invested in the following countries/territories at June 30, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.22%
United Kingdom	0.59%
Canada	0.46%
Ireland	0.42%
Switzerland	0.27%
Netherlands	0.23%
Japan	0.13%
Colombia	0.11%
Mexico	0.10%
Spain	0.09%
Australia	0.07%
Luxembourg	0.07%

Country/Territory	Percentage (based on Fair Value)
Bermuda	0.06%
Germany	0.04%
France	0.03%
Jersey	0.03%
Peru	0.02%
Uruguay	0.02%
India	0.02%
Norway	0.01%
China	0.01%
Brazil	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.26%	0.00%	23.26%
Systems Software	2.31%	0.00%	2.31%
Technology Hardware, Storage & Peripherals	2.02%	0.02%	2.04%
Interactive Media & Services	1.84%	0.00%	1.84%
Internet & Direct Marketing Retail	1.66%	0.00%	1.66%
Data Processing & Outsourced Services	1.47%	0.00%	1.47%
Pharmaceuticals	1.41%	0.02%	1.43%
Semiconductors	1.43%	0.00%	1.43%
Healthcare Equipment	1.01%	0.17%	1.18%
Diversified Banks	0.97%	0.00%	0.97%
Application Software	0.83%	0.00%	0.83%
Biotechnology	0.82%	0.00%	0.82%
Electric Utilities	0.63%	0.00%	0.63%
Household Products	0.60%	0.00%	0.60%
Aerospace & Defense	0.59%	0.00%	0.59%
Integrated Telecommunication Services	0.58%	0.00%	0.58%
Managed Healthcare	0.57%	0.00%	0.57%
Movies & Entertainment	0.53%	0.00%	0.53%
Soft Drinks	0.50%	0.00%	0.50%
Specialized REITs	0.50%	0.00%	0.50%
Home Improvement Retail	0.49%	0.00%	0.49%
Integrated Oil & Gas	0.48%	0.00%	0.48%
Multi-Sector Holdings	0.45%	0.00%	0.45%
Financial Exchanges & Data	0.40%	0.00%	0.40%
Life Sciences Tools & Services	0.40%	0.00%	0.40%
Hypermarkets & Super Centers	0.39%	0.00%	0.39%
Restaurants	0.39%	0.00%	0.39%
IT Consulting & Other Services	0.21%	0.18%	0.39%
Industrial Conglomerates	0.38%	0.00%	0.38%
Packaged Foods & Meats	0.35%	0.00%	0.35%
Cable & Satellite	0.34%	0.00%	0.34%
Multi-Utilities	0.33%	0.00%	0.33%
Communications Equipment	0.33%	0.00%	0.33%
Railroads	0.30%	0.00%	0.30%
Asset Management & Custody Banks	0.27%	0.00%	0.27%

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Regional Banks	0.27%	0.00%	0.27%
Industrial Machinery	0.26%	0.01%	0.27%
Healthcare Services	0.25%	0.00%	0.25%
Specialty Chemicals	0.25%	0.00%	0.25%
Property & Casualty Insurance	0.25%	0.00%	0.25%
Tobacco	0.24%	0.00%	0.24%
Investment Banking & Brokerage	0.23%	0.00%	0.23%
Industrial Gases	0.07%	0.15%	0.22%
Oil & Gas Exploration & Production	0.19%	0.00%	0.19%
Insurance Brokers	0.09%	0.10%	0.19%
Semiconductor Equipment	0.18%	0.00%	0.18%
Air Freight & Logistics	0.18%	0.00%	0.18%
General Merchandise Stores	0.17%	0.00%	0.17%
Construction Machinery & Heavy Trucks	0.17%	0.00%	0.17%
Footwear	0.16%	0.00%	0.16%
Consumer Finance	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.15%	0.00%	0.15%
Interactive Home Entertainment	0.15%	0.00%	0.15%
Life & Health Insurance	0.14%	0.00%	0.14%
Building Products	0.09%	0.04%	0.13%
Apparel Retail	0.13%	0.00%	0.13%
Residential REITs	0.11%	0.00%	0.11%
Research & Consulting Services	0.08%	0.03%	0.11%
Oil & Gas Refining & Marketing	0.11%	0.00%	0.11%
Industrial REITs	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Oil & Gas Storage & Transportation	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.08%	0.00%	0.08%
Paper Packaging	0.06%	0.02%	0.08%
Hotels, Resorts & Cruise Lines	0.08%	0.00%	0.08%
Healthcare Distributors	0.08%	0.00%	0.08%
Healthcare Supplies	0.08%	0.00%	0.08%
Retail REITs	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.07%	0.00%	0.07%
Oil & Gas Equipment & Services	0.07%	0.00%	0.07%
Automobile Manufacturers	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Airlines	0.07%	0.00%	0.07%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Gold	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Electronic Components	0.06%	0.00%	0.06%
Multi-Line Insurance	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Office REITs	0.06%	0.00%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Diversified Support Services	0.05%	0.00%	0.05%
Electronic Equipment & Instruments	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.05%	0.00%	0.05%
Apparel, Accessories & Luxury Goods	0.05%	0.00%	0.05%
Broadcasting	0.05%	0.00%	0.05%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	47

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Industry	Domestic	Foreign	Total
Healthcare Facilities	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.01%	0.03%	0.04%
Drug Retail	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Construction Materials	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Trucking	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Agricultural Products	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Advertising	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Copper	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Alternative Carriers	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
Diversified Chemicals	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Department Stores	0.00%	0.00%	0.00%
Specialized Consumer Services	0.00%	0.00%	0.00%

			56.75%

Sector	Percentage (based on Fair Value)
Corporate Notes	16.23%
Agency Mortgage Backed	10.67%
U.S. Treasuries	6.47%
Non-Agency Collateralized Mortgage Obligations	1.86%
Asset Backed	0.99%
Agency Collateralized Mortgage Obligations	0.56%
Sovereign Bonds	0.19%
Municipal Bonds and Notes	0.10%

37.07%

Sector	Percentage (based on Fair Value)
Short-Term Investments
Short-Term Investments	6.18%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	984	$77,835	$5,105	$10,263	$(1,952)	$(12,450)	$917	$58,275	$1,006
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,975,074	53,034,284	1,940,002	4,290,000	(198,846)	(5,475,870)	5,449,009	45,009,570	—
State Street Institutional Treasury Money Market Fund - Premier Class	8,797,356	8,797,356	15,396,157	19,029,426	—	—	5,164,087	5,164,087	26,991
State Street Institutional Treasury Plus Fund - Premier Class	2,789,007	2,789,007	703,143	2,842,029	—	—	650,121	650,121	7,927
State Street Institutional U.S. Government Money Market Fund -Class G Shares	9,178,722	9,178,722	23,944,352	27,632,279	—	—	5,490,795	5,490,795	28,009

TOTAL		$73,877,204	$41,988,759	$53,803,997	$(200,798)	$(5,488,320)		$56,372,848	$63,933

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	49

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
End of the Period June 30, 2020	$1,016.50	$1,023.87
Expenses Paid During the Period*	$1.00	$1.01

*

Expenses are equal to the Fund’s annualized expense ratio of 0.20% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Fund Information — June 30, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,368,043 (in thousands) as of June 30, 2020 (a)(b)

Quality Ratings

as of June 30, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	19.30%

Aa / AA	42.50%

A / A	26.20%

Baa / BBB	9.60%

Ba / BB and lower	2.40%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund—Premier Class

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical ratingorganizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of therating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Creditquality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by arating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisionsfor the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associatedwith individual debt instruments, rather than relying exclusively on rating agency ratings.

Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Municipal Bonds and Notes - 99.7%†
Alaska - 0.1%
Alaska Housing Finance Corp.
5.00% 12/01/27 (a)	2,115,000	2,303,277

Arizona - 2.3%
Maricopa County Industrial Development Authority
4.00% 01/01/41	3,000,000	3,243,600
Phoenix Civic Improvement Corp.
5.00% 07/01/30	4,680,000	5,607,249
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50% 07/01/23 - 07/01/24 (b)	7,260,000	8,528,162
Salt River Project Agricultural Improvement & Power District
5.00% 12/01/21	7,500,000	7,645,650
University of Arizona
5.00% 06/01/46	5,000,000	5,918,000

		30,942,661

Arkansas - 0.3%
University of Arkansas
5.00% 11/01/46 - 11/01/47	3,580,000	4,310,694

		4,310,694

California - 10.5%
California Educational Facilities Authority
5.00% 05/01/49	1,380,000	2,295,354
6.13% 10/01/36 (a)	1,500,000	1,606,920
California Health Facilities Financing Authority
5.00% 11/15/39 - 11/15/49	6,315,000	7,296,132
California Infrastructure & Economic Development Bank Rev., Series 2020 B,
5.00% 11/01/29 (c)	1,000,000	1,314,340
California State Department of Water Resources
5.00% 05/01/21 - 12/01/29	14,700,000	16,599,473
5.00% 12/01/21 (d)	5,000	5,334

	Principal Amount ($)	Fair Value $
California State Public Works Board
5.00% 10/01/28	1,500,000	1,582,965
5.13% 10/01/31	2,000,000	2,107,020
5.25% 09/01/29	10,160,000	11,539,626
California State University
4.00% 11/01/45	5,900,000	6,582,984
City of Los Angeles Wastewater System Revenue
5.00% 06/01/43	10,000,000	12,386,700
Fresno Unified School District
4.00% 08/01/47	5,000,000	5,418,250
Los Angeles Department of Water & Power Power System Revenue
5.00% 07/01/48	5,500,000	6,866,915
Metropolitan Water District of Southern California Rev., Series 2020 C,
5.00% 07/01/38 (c)	5,000,000	6,711,500
Mount San Antonio Community College District
4.00% 08/01/49	3,000,000	3,499,530
San Diego County Water Authority
5.00% 05/01/28	1,815,000	2,198,800
San Diego Public Facilities Financing Authority Rev., Series 2020 A,
4.00% 08/01/39	2,620,000	3,192,077
San Francisco City & County Airport Commission-San Francisco International Airport
5.00% 05/01/49	10,000,000	12,179,900
State of California
4.00% 04/01/49	700,000	808,731
5.00% 02/01/31 - 08/01/46	21,720,000	24,524,284
5.25% 04/01/35	2,750,000	2,958,890
University of California
5.00% 05/15/38 - 05/15/48	9,000,000	10,591,100

See Notes to Schedules of Investments and Notes to Financial Statements.

52	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

West Sonoma County Union High School District
5.00% 08/01/49	1,000,000	1,223,080

		143,489,905

Colorado - 2.3%
Colorado Health Facilities Authority
4.00% 08/01/49	5,100,000	5,466,282
5.00% 06/01/47 (a)	1,750,000	2,251,550
Metro Wastewater Reclamation District
5.00% 04/01/27 (a)	1,730,000	1,872,535
Regional Transportation District
4.25% 11/01/36	3,405,000	4,302,864
5.00% 11/01/27 - 11/01/29	13,760,000	16,885,547

		30,778,778

Connecticut - 4.3%
Connecticut State Health & Educational Facilities Authority
1.10% 07/01/48	1,000,000	1,017,610
5.00% 07/01/46	6,500,000	7,314,125
South Central Connecticut Regional Water Authority
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,506,009
State of Connecticut
4.00% 06/01/27 - 08/01/33	1,250,000	1,396,013
5.00% 01/01/22 - 05/01/37	16,600,000	18,670,554
State of Connecticut Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	26,661,213
Town of Fairfield
5.00% 08/01/21	1,000,000	1,051,780

		58,617,304

Delaware - 1.1%
Delaware State Health Facilities Authority
5.00% 10/01/40 (a)	6,300,000	6,373,899
Delaware Transportation Authority
5.00% 06/01/45	6,680,000	7,564,833

	Principal Amount ($)	Fair Value $
State of Delaware
5.00% 07/01/28 (a)	825,000	825,000
5.00% 07/01/28	175,000	175,325

		14,939,057

District of Columbia - 3.3%
District of Columbia
4.00% 03/01/37 - 03/01/45	12,485,000	14,791,511
5.00% 06/01/38	3,000,000	3,430,830
5.00% 04/01/42 (a)	6,250,000	8,039,691
District of Columbia Water & Sewer Authority
5.00% 10/01/27 - 10/01/37	2,250,000	2,800,627
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	5,824,700
Washington Metropolitan Area Transit Authority
4.00% 07/15/40	500,000	592,355
5.00% 07/01/34 - 07/01/43	8,375,000	10,102,389

		45,582,103

Florida - 1.7%
City of Tampa Water & Wastewater System Revenue
5.00% 10/01/27	8,560,000	9,044,582
County of Miami-Dade FL Water & Sewer System Revenue
4.00% 10/01/49	2,000,000	2,316,080
5.00% 10/01/43	5,000,000	6,217,800
Escambia County Health Facilities Authority
5.00% 08/15/31	300,000	370,164
Martin County Health Facilities Authority
4.00% 01/01/46	5,000,000	5,580,850

		23,529,476

Georgia - 6.2%
Atlanta Development Authority
5.25% 07/01/40	8,925,000	9,558,586

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	53

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

City of Atlanta Department of Aviation
5.00% 01/01/25 - 01/01/34	18,500,000	19,732,165
City of Atlanta Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	6,213,500
5.25% 11/01/30	5,690,000	6,548,564
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75% 11/01/27 - 11/01/30 (b)	9,500,000	13,270,240
County of Wheeler School District of Georgia
5.00% 08/01/50	530,000	662,595
Gwinnett County Development Authority
5.00% 07/01/37 - 07/01/40	9,325,000	10,829,751
Municipal Electric Authority of Georgia
5.00% 01/01/35	5,500,000	6,160,220
State of Georgia
4.00% 07/01/36	10,000,000	11,928,200

		84,903,821

Hawaii - 1.6%
State of Hawaii
5.00% 01/01/36	4,850,000	6,194,808
State of Hawaii Airports System Revenue
5.25% 07/01/24	15,800,000	15,800,000

		21,994,808

Illinois - 4.2%
City of Chicago O’Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,247,910
5.25% 01/01/42	8,000,000	9,376,160
5.63% 01/01/35 (a)	4,035,000	4,142,694
5.63% 01/01/35	965,000	984,647
5.75% 01/01/39 (a)	9,655,000	9,918,678
5.75% 01/01/39	1,845,000	1,881,845
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65% 06/15/22 (b)(d)	785,000	863,783
5.65% 06/15/22 (b)	3,520,000	3,731,376

	Principal Amount ($)	Fair Value $
Southwestern Illinois Development Authority (NPFG Insured)
5.00% 10/01/21 (b)(d)	195,000	206,248
5.00% 10/01/21 (b)	3,805,000	4,014,161
State of Illinois
4.00% 09/01/27	170,000	170,008
5.00% 11/01/26 - 03/01/31	13,000,000	13,746,877
5.13% 05/01/22	500,000	519,945

		57,804,332

Indiana - 0.6%
Indianapolis Local Public Improvement Bond Bank
4.00% 02/01/44	6,500,000	7,694,895

Kentucky - 2.1%
Kentucky State Property & Building Commission
5.00% 02/01/33 - 04/01/37	11,705,000	13,244,586
Louisville & Jefferson County Metropolitan Sewer District
5.00% 05/15/30	14,340,000	15,183,909

		28,428,495

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority
5.25% 07/01/21	1,475,000	1,479,941
5.25% 07/01/21 (a)	270,000	270,000
Maine Turnpike Authority
5.00% 07/01/42	1,000,000	1,065,900
State of Maine GO, Series 2020 B,
5.00% 06/01/30	1,000,000	1,375,750

		4,191,591

Maryland - 2.8%
City of Baltimore
5.00% 07/01/38 - 07/01/46	23,375,000	26,848,260
County of Anne Arundel GO,
5.00% 10/01/40	995,000	1,295,440
County of Prince George’s
5.00% 09/15/24 - 09/15/25 (a)	8,790,000	9,289,975

See Notes to Schedules of Investments and Notes to Financial Statements.

54	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Maryland Health & Higher Educational Facilities Authority
5.00% 07/01/34	105,000	105,082
5.00% 08/15/41 (a)	1,250,000	1,315,463

		38,854,220

Massachusetts - 4.1%
Commonwealth of Massachusetts
4.00% 05/01/44	3,045,000	3,491,854
5.00% 07/01/34 (c)	600,000	802,890
5.00% 03/01/46	7,000,000	7,865,340
5.25% 09/01/43 - 01/01/44	17,825,000	22,711,907
Massachusetts Bay Transportation Authority
5.25% 07/01/30	5,000,000	6,689,250
Massachusetts Development Finance Agency
4.00% 06/01/49	1,000,000	1,033,030
Massachusetts School Building Authority
5.00% 08/15/28	5,000,000	5,458,400
Massachusetts Water Resources Authority
5.00% 08/01/32	4,140,000	4,678,780
5.00% 08/01/41 (a)	3,000,000	3,151,650

		55,883,101

Michigan - 1.4%
Lansing Board of Water & Light
5.00% 07/01/37 (a)	3,500,000	3,665,130
Michigan Finance Authority
4.00% 02/15/39	500,000	566,275
5.00% 12/01/47 (a)	4,000,000	4,441,560
5.00% 11/15/48	3,500,000	4,206,755
State of Michigan
5.00% 03/15/27	4,415,000	5,548,551
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,184,810

		19,613,081

Minnesota - 1.2%
City of Minneapolis
4.00% 11/15/48	1,000,000	1,071,650
City of Rochester
4.00% 11/15/48	5,330,000	5,968,854

	Principal Amount ($)	Fair Value $
City of St. Cloud
5.00% 05/01/48	2,000,000	2,353,240
Housing & Redevelopment Authority of The City of Saint Paul Minnesota
4.00% 11/15/43	1,000,000	1,075,790
University of Minnesota
5.00% 09/01/39	4,350,000	5,336,101

		15,805,635

Missouri - 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00% 10/01/44	8,010,000	8,774,074
Health & Educational Facilities Authority of the State of Missouri
4.00% 11/15/48	2,200,000	2,405,700
Kansas City Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,902,002
Metropolitan St Louis Sewer District Prerefunded @ 100% of Par
5.00% 05/01/45 (a)	480,000	582,706
5.00% 05/01/45 - 05/01/46	2,520,000	2,998,619
Missouri Highway & Transportation Commission
5.00% 05/01/21	4,610,000	4,627,610
Missouri State Environmental Improvement & Energy Resources Authority
5.00% 01/01/24	525,000	527,000

		21,817,711

New Hampshire - 0.3%
State of New Hampshire
5.00% 12/01/29	3,220,000	4,403,060

New Jersey - 6.2%
New Jersey Economic Development Authority
5.00% 11/01/29 - 06/15/43	12,750,000	13,945,560

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

5.25% 06/15/40 (a)	220,000	272,151
5.25% 06/15/40	3,780,000	4,069,283
New Jersey Educational Facilities Authority
5.50% 09/01/30 - 09/01/33	14,700,000	16,632,049
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13% 07/01/38 (b)	6,215,000	6,529,231
New Jersey State Turnpike Authority
5.00% 01/01/33 - 01/01/45	15,400,000	17,593,219
5.00% 01/01/38 (a)	4,000,000	4,374,920
New Jersey Transportation Trust Fund Authority
5.00% 12/15/34 - 06/15/45	7,250,000	8,006,990
5.25% 06/15/36	7,350,000	7,476,420
New Jersey Turnpike Authority
4.00% 01/01/48	5,000,000	5,408,150

		84,307,973

New Mexico - 0.1%
New Mexico Finance Authority
5.00% 06/15/23	1,750,000	1,756,633

New York - 11.7%
City of New York
4.00% 03/01/36	2,500,000	2,942,150
5.00% 08/01/26 - 04/01/43	7,500,000	9,099,615
Hudson Yards Infrastructure Corp.
4.00% 02/15/44	5,830,000	6,337,735
5.00% 02/15/39 - 02/15/45	11,000,000	12,849,990
Metropolitan Transportation Authority
5.00% 09/01/22 - 11/15/37	10,960,000	11,820,157
5.25% 11/15/55	1,000,000	1,144,910
Metropolitan Transportation Authority (AGMC Insured)
4.00% 11/15/49 (b)	5,000,000	5,444,900

	Principal Amount ($)	Fair Value $
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	7,445,460
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	5,714,100
5.00% 11/01/21 - 02/01/43	32,500,000	35,914,325
New York City Water & Sewer System
3.00% 06/15/50	5,000,000	5,218,400
5.00% 06/15/49	6,460,000	7,945,219
New York Liberty Development Corp.
5.00% 11/15/44	5,000,000	5,186,700
New York State Dormitory Authority
4.00% 08/01/38 - 07/01/50	8,655,000	9,936,094
5.00% 03/15/45 - 07/01/46	16,500,000	19,990,235
New York State Urban Development Corp. Rev., Series 2020 A,
5.00% 03/15/36	1,000,000	1,310,920
Onondaga Civic Development Corp. Rev., Series 2020 A,
5.00% 12/01/35	450,000	592,357
Port Authority of New York & New Jersey
5.00% 11/15/47 - 09/01/48	6,500,000	7,818,855
Westchester County Healthcare Corp.
6.13% 11/01/37 (a)	2,220,000	2,261,181
6.13% 11/01/37	280,000	284,732

		159,258,035

North Carolina - 0.9%
County of Brunswick NC Enterprise Systems Revenue Rev.,
3.00% 04/01/46	1,350,000	1,428,556
North Carolina Capital Facilities Finance Agency
4.00% 10/01/44	2,000,000	2,257,540

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

North Carolina State University at Raleigh Rev., Series 2020 A,
5.00% 10/01/35 (c)	500,000	659,705
Raleigh Durham Airport Authority
5.00% 05/01/28 - 05/01/29	2,000,000	2,524,850
The University of North Carolina at Charlotte
4.00% 02/01/45	650,000	712,927
5.00% 10/01/47	3,545,000	4,231,525

		11,815,103

Ohio - 5.4%
City of Columbus
5.00% 07/01/26 - 08/15/30 (a)	18,055,000	20,590,018
Cleveland Public Library
4.00% 12/01/49	4,000,000	4,623,000
County of Franklin
5.00% 12/01/47	1,125,000	1,337,074
Miami University/Oxford Rev., Series 2020 A,
4.00% 09/01/45 (c)	500,000	581,230
Northeast Ohio Regional Sewer District
4.00% 11/15/43	7,550,000	8,672,760
5.00% 11/15/38 (a)	12,000,000	13,584,360
Ohio State Turnpike Commission
5.25% 02/15/39	18,250,000	19,937,760
The Ohio State University Rev., Series 2020 A,
5.00% 12/01/29	500,000	682,625
University of Cincinnati
5.00% 06/01/45	3,500,000	4,180,610

		74,189,437

Oklahoma - 0.7%
Oklahoma Capital Improvement Authority
5.00% 07/01/28 - 07/01/29	5,000,000	5,770,240
Oklahoma Turnpike Authority
5.00% 01/01/28	3,500,000	3,574,760

		9,345,000

Oregon - 0.4%
City of Eugene OR Electric Utility System Revenue
4.00% 08/01/45	1,600,000	1,890,832

	Principal Amount ($)	Fair Value $
Eugene Water Revenue
4.00% 08/01/45	1,000,000	1,120,050
Oregon State Lottery
5.00% 04/01/35	1,630,000	2,116,522

		5,127,404

Pennsylvania - 5.9%
Allegheny County Hospital Development Authority
4.00% 07/15/39	1,500,000	1,675,890
City of Philadelphia
5.00% 02/01/24 - 08/01/36	8,605,000	10,314,600
City of Philadelphia Water & Wastewater Revenue
5.00% 01/01/36 - 10/01/47	23,000,000	26,315,160
Delaware River Joint Toll Bridge Commission
5.00% 07/01/26	1,000,000	1,254,190
Delaware River Port Authority
5.00% 01/01/29 - 01/01/40	11,600,000	13,303,219
General Authority of Southcentral Pennsylvania
4.00% 06/01/49	3,015,000	3,404,176
Montgomery County Higher Education & Health Authority
4.00% 09/01/49	3,000,000	3,219,270
Pennsylvania Economic Development Financing Authority
4.00% 11/15/42	5,000,000	5,452,000
Pennsylvania Turnpike Commission
6.00% 12/01/34 (a)	12,000,000	12,281,640
Philadelphia Authority for Industrial Development
4.00% 11/01/39	1,500,000	1,635,360
Pittsburgh Water & Sewer Authority (AGMC Insured)
5.00% 09/01/32 (b)	1,050,000	1,447,593

		80,303,098

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp.
4.00% 09/15/34	1,030,000	1,163,406
5.00% 09/01/43	5,000,000	5,620,000
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00% 10/01/28	2,200,000	2,693,570

		9,476,976

South Carolina - 1.6%
Piedmont Municipal Power Agency
5.00% 01/01/25	2,315,000	2,453,877
Piedmont Municipal Power Agency (AGC Insured)
5.75% 01/01/34 (b)	5,500,000	5,724,620
South Carolina State Public Service Authority
5.00% 12/01/37 - 12/01/38	12,000,000	13,797,660

		21,976,157

Tennessee - 0.8%
City of Memphis
4.00% 05/01/39 - 06/01/46	8,650,000	9,776,150
The Metropolitan Nashville Airport Authority
5.00% 07/01/30	1,310,000	1,695,507

		11,471,657

Texas - 8.0%
Barbers Hill Independent School District GO,
3.00% 02/15/38 (c)	2,000,000	2,213,520
City of Austin Airport System Revenue
5.00% 11/15/46	3,000,000	3,480,150
City of Austin Water & Wastewater System Revenue
5.00% 11/15/42	13,595,000	14,755,333
City of Dallas Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	4,344,384

	Principal Amount ($)	Fair Value $
City of Houston TX Combined Utility System Revenue, Rev., Series 2020 C,
4.00% 11/15/35 - 11/15/49 (c)	2,000,000	2,406,960
City of Houston Utility System Revenue
5.00% 05/15/28 - 11/15/33	10,470,000	11,375,460
5.25% 11/15/30 - 11/15/31 (a)	12,000,000	12,216,840
Dallas Area Rapid Transit
4.00% 12/01/34	1,220,000	1,472,760
Dallas/Fort Worth International Airport
5.25% 11/01/29	5,000,000	5,658,850
Harris County-Houston Sports Authority
5.00% 11/15/30	2,000,000	2,057,920
Lower Colorado River Authority
5.00% 05/15/44	2,000,000	2,391,820
North Texas Tollway Authority
5.00% 01/01/26 - 01/01/48	8,000,000	9,582,965
5.00% 09/01/31 (a)	3,500,000	3,688,440
6.00% 01/01/38 (a)	5,000,000	5,142,250
State of Texas GO, Series 2020 A,
4.50% 08/01/28 (c)	2,000,000	2,511,520
Texas Transportation Commission State Highway Fund
5.00% 04/01/23	10,750,000	12,111,165
The University of Texas System
5.00% 08/15/26 - 08/15/31	11,000,000	14,034,120

		109,444,457

Utah - 0.9%
Utah State Board of Regents
5.00% 11/01/30	4,000,000	4,053,520
Utah Transit Authority
5.00% 06/15/42 (a)	7,500,000	8,182,633

		12,236,153

See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Vermont - 0.1%
University of Vermont & State Agricultural College
5.00% 10/01/37	1,195,000	1,678,939

Virginia - 2.0%
County of Fairfax
4.00% 10/01/35	6,645,000	7,965,029
University of Virginia
5.00% 04/01/47	6,000,000	7,313,400
Virginia College Building Authority Rev., Series 2019 A,
3.00% 02/01/38	2,985,000	3,227,770
Virginia Resources Authority
4.00% 11/01/41	5,585,000	6,294,798
5.00% 11/01/46	1,720,000	2,078,087

		26,879,084

Washington - 1.3%
City of Seattle WA Municipal Light & Power Revenue
5.00% 04/01/41	2,625,000	3,352,650
King & Snohomish Counties School District No. 417 Northshore
4.00% 12/01/38	5,000,000	5,930,650
State of Washington
5.00% 08/01/34 - 02/01/43	6,280,000	8,042,132

	Principal Amount ($)	Fair Value $
University of Washington
4.00% 04/01/34	800,000	969,064

		18,294,496

Wisconsin - 0.6%
Neenah Joint School District GO,
3.00% 03/01/31 (c)	1,955,000	2,165,749
State of Wisconsin Environmental Improvement Fund Revenue
5.00% 06/01/37	5,000,000	6,518,800

		8,684,549

Total Municipal Bonds and Notes (Cost $1,280,218,075)		1,362,133,156

Short-Term Investments - 0.4%
State Street Institutional Treasury Plus Fund - Premier Class 0.14% (Cost $5,909,872) (e)(f)	5,909,872	5,909,872

Total Investments (Cost $1,286,127,947)		1,368,043,028

Liabilities in Excess of Other Assets, net - (0.2)%		(1,406,501)

NET ASSETS - 100.0%		1,366,636,527

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, or NPFG. The Elfun Tax-Exempt Income Fund had no
insurance concentrations of 5% or greater as of June 30, 2020 (as a percentage of net assets).
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(e)	Coupon amount represents effective yield.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Abbreviations:

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Tax-Exempt Income Fund	Investments in Securities

	Municipal Bonds and Notes	$—	$1,362,133,156	$—	$1,362,133,156

	Short-Term Investments	5,909,872	—	—	5,909,872

	Total Investments in Securities	$5,909,872	$1,362,133,156	$—	$1,368,043,028

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$131,699,062	$125,789,190	$—	$—	5,909,872	$5,909,872	$38,901
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,584,856	17,584,856	11,195,102	28,779,958	—	—	—	—	7,589

TOTAL		$17,584,856	$142,894,164	$154,569,148	$—	$—		$5,909,872	$46,490

See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Tax-Exempt Income Fund

Elfun Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
End of the Period June 30, 2020	$1,051.10	$1,023.57
Expenses Paid During Period*	$1.33	$1.31

*

Expenses are equal to the Fund’s annualized expense ratio of 0.26% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Elfun Income Fund	61

Elfun Income Fund

Fund Information — June 30, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $245,064 (in thousands) as of June 30, 2020 (a)(b)

Quality Ratings

as of June 30, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value

Aaa / AAA	21.56%

Aa / AA	32.81%

A / A	11.17%

Baa / BBB	28.74%

Ba / BB and lower	4.12%

NR / Other	1.60%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

62	Elfun Income Fund

Elfun Income Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 93.9%†
U.S. Treasuries - 16.2%
U.S. Treasury Bonds
1.25% 05/15/50	137,000	131,648
2.25% 08/15/46 (a)	1,602,000	1,899,621
3.00% 08/15/48 (a)	3,000,000	4,125,469
3.75% 08/15/41	494,500	728,460
4.50% 08/15/39 (a)	114,000	181,474
U.S. Treasury Notes
0.50% 03/15/23	1,327,000	1,338,819
1.13% 06/30/21	508,000	512,822
1.38% 01/31/22 (a)	1,000,000	1,019,101
1.63% 12/15/22 - 02/15/26 (a)	11,177,800	11,887,644
1.88% 12/15/20 (a)	8,612,900	8,680,525
2.50% 01/31/24 (a)	6,187,600	6,694,210
2.63% 02/15/29 (a)	1,602,000	1,877,344

		39,077,137

Agency Mortgage Backed - 25.5%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 05/01/50 (a)	15,741,016	16,967,072
4.05% 09/25/28 (a)(b)	300,000	363,832
4.50% 06/01/33 - 02/01/35 (a)	11,713	12,790
5.00% 07/01/35 (a)	82,979	95,540
5.50% 01/01/38 - 04/01/39 (a)	141,474	164,067
6.00% 08/01/29 - 11/01/37 (a)	321,706	378,373
7.00% 01/01/27 - 08/01/36 (a)	69,918	84,039
7.50% 11/01/29 - 09/01/33 (a)	6,814	7,770
8.00% 11/01/30 (a)	3,090	3,572
Federal National Mortgage Assoc.
3.50% 08/01/45 - 07/01/47 (a)	8,072,119	8,748,471
3.50% 01/01/48	582,584	614,823
4.00% 01/01/41 - 01/01/50 (a)	3,720,823	4,036,923
4.50% 08/01/20 - 12/01/48 (a)	2,687,991	2,964,147
5.00% 03/01/34 - 05/01/39 (a)	209,110	239,643
5.50% 07/01/20 - 01/01/39 (a)	539,221	629,820
6.00% 03/01/21 - 05/01/41 (a)	1,191,865	1,402,704

	Principal Amount ($)	Fair Value $
6.50% 05/01/21 - 08/01/36 (a)	57,836	65,602
7.00% 10/01/32 - 02/01/34 (a)	8,599	9,741
7.50% 12/01/26 - 03/01/33 (a)	37,060	42,990
8.00% 06/01/24 - 10/01/31 (a)	9,393	10,445
8.50% 04/01/30 (a)	2,078	2,526
9.00% 12/01/22 (a)	501	516
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35% 04/01/37 (a)(b)	2,358	2,429
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82% 09/25/46 (a)(b)(c)	2,361,813	562,283
Federal National Mortgage Assoc. TBA
2.00% TBA (d)	1,047,000	1,083,121
4.00% TBA (d)	116,000	122,919
Government National Mortgage Assoc.
3.00% 12/20/42 (a)	4,234,920	4,544,367
3.00% 05/20/45 - 02/20/47	9,599,402	10,204,678
3.50% 08/20/48	2,579,906	2,739,669
4.00% 01/20/41 - 04/20/43 (a)	1,354,316	1,495,316
4.50% 08/15/33 - 03/20/41 (a)	615,681	690,793
5.00% 08/15/33 (a)	33,661	38,200
6.00% 04/15/27 - 09/15/36 (a)	174,100	203,921
6.50% 03/15/24 - 09/15/36 (a)	57,327	64,913
7.00% 11/15/27 - 10/15/36 (a)	37,249	42,849
7.50% 03/15/23 - 11/15/31 (a)	12,528	13,416
8.00% 09/15/27 - 06/15/30 (a)	23,065	25,101
9.00% 12/15/21 (a)	159	162
2.50% TBA (d)	2,705,000	2,846,931

		61,526,474

Agency Collateralized Mortgage Obligations - 1.5%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (a)(b)(c)	781,962	2,311
2.43% 08/25/29 (a)	1,392,000	1,539,383
2.51% 07/25/29 (a)	745,000	829,345

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	63

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (a)(c)	138,003	6,552
5.50% 06/15/33 (a)(c)	30,435	5,780
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.97% 10/15/42 (a)(b)(c)	2,119,489	397,123
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.42% 08/15/25 (a)(b)(c)	48,810	1,848
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (a)(e)(f)	583	557
8.00% 02/01/23 - 07/01/24 (a)(c)	1,868	187
Federal National Mortgage Assoc. REMIC
1.11% 12/25/42 (a)(b)(c)	173,188	6,728
5.00% 02/25/40 - 09/25/40 (a)(c)	88,365	10,639
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.82% 07/25/38 (a)(b)(c)	31,671	6,103
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.37% 11/25/41 (a)(b)(c)	3,159,579	820,292
Federal National Mortgage Assoc. STRIPS
1.87% 12/25/34 (a)(e)(f)	31,783	29,660
4.50% 08/25/35 -01/25/36 (a)(c)	71,507	10,262
5.00% 03/25/38 - 05/25/38 (a)(c)	36,339	6,342
5.50% 12/25/33 (a)(c)	10,193	1,838
6.00% 01/25/35 (a)(c)	39,727	8,473
7.50% 11/25/23 (a)(c)	3,140	257
8.00% 08/25/23 -07/25/24 (a)(c)	2,934	340
8.50% 07/25/22 (a)(c)	281	13
8.50% 07/25/22 (a)(c)(g)	8	—
9.00% 05/25/22 (a)(c)	202	8
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (a)(c)	31,446	353

		3,684,394

	Principal Amount ($)	Fair Value $
Asset Backed - 2.8%
Ally Auto Receivables Trust
2.35% 06/15/22 (a)	96,380	97,013
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24 (a)	664,000	686,487
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (a)(h)	333,000	339,025
CarMax Auto Owner Trust
3.13% 06/15/23 (a)	196,842	201,073
Chase Funding Trust 2004-1
4.99% 11/25/33 (a)(i)	131,470	131,470
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (a)(h)	487,000	507,018
Ford Credit Auto Owner Trust 2020-B
0.56% 10/15/24	941,000	942,443
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
0.50% 09/15/22 (a)(b)(h)	460,000	459,793
Hyundai Auto Lease Securitization Trust 2018-A
2.89% 03/15/22 (a)(h)	663,000	667,021
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22 (a)	385,000	391,004
Nissan Auto Lease Trust 2020-A
1.80% 05/16/22 (a)	320,000	322,535
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (a)(h)	918,000	938,517
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (a)(h)	135,000	138,402
Trillium Credit Card Trust II
3.04% 01/26/24 (a)(h)	932,000	944,412

		6,766,213

Corporate Notes - 41.8%
3M Co.
3.13% 09/19/46 (a)	39,000	42,081
Abbott Laboratories
3.75% 11/30/26 (a)	28,000	32,577
4.90% 11/30/46 (a)	68,000	97,309

See Notes to Schedules of Investments and Notes to Financial Statements.

64	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

AbbVie Inc.
2.60% 11/21/24 (a)(h)	145,000	153,851
2.95% 11/21/26 (a)(h)	200,000	217,414
3.20% 05/14/26 (a)	70,000	76,930
3.20% 11/21/29 (a)(h)	130,000	142,700
3.25% 10/01/22 (a)(h)	84,000	87,972
3.45% 03/15/22 (a)(h)	207,000	215,278
4.05% 11/21/39 (a)(h)	85,000	99,379
4.25% 11/21/49 (a)(h)	55,000	66,574
4.63% 10/01/42 (a)(h)	13,000	15,917
4.70% 05/14/45 (a)	31,000	38,609
4.88% 11/14/48 (a)	23,000	30,004
5.00% 12/15/21 (a)(h)	194,000	203,764
Advance Auto Parts Inc.
3.90% 04/15/30 (a)(h)	330,000	352,889
4.50% 12/01/23 (a)	198,000	215,594
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50% 05/15/21 (a)	150,000	150,877
Aetna Inc.
3.50% 11/15/24 (a)	68,000	73,902
Air Products & Chemicals Inc.
2.80% 05/15/50 (a)	95,000	99,880
Aircastle Ltd.
4.25% 06/15/26 (a)	112,000	102,267
Albemarle Wodgina Pty Ltd.
3.45% 11/15/29 (a)(h)	165,000	159,331
Alcon Finance Corp.
2.60% 05/27/30 (a)(h)	239,000	245,427
3.80% 09/23/49 (a)(h)	207,000	229,344
Alexandria Real Estate Equities Inc.
4.70% 07/01/30 (a)	43,000	52,628
Alibaba Group Holding Ltd.
4.00% 12/06/37 (a)	200,000	230,376
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (a)(h)	116,000	118,961
2.95% 01/25/30 (a)(h)	95,000	97,802
3.80% 01/25/50 (a)(h)	117,000	121,018
Ally Financial Inc.
5.75% 11/20/25 (a)	95,000	101,629
Altria Group Inc.
2.95% 05/02/23 (a)	54,000	56,829
3.40% 05/06/30 (a)	35,000	37,672
3.80% 02/14/24 (a)	45,000	49,244
4.25% 08/09/42 (a)	10,000	10,524
4.45% 05/06/50 (a)	55,000	60,126
4.50% 05/02/43 (a)	44,000	47,167
4.80% 02/14/29 (a)	107,000	124,858

	Principal Amount ($)	Fair Value $
Amazon.com Inc.
1.50% 06/03/30	160,000	162,443
2.50% 06/03/50	75,000	76,709
2.70% 06/03/60	60,000	61,843
3.15% 08/22/27 (a)	34,000	38,832
4.05% 08/22/47 (a)	35,000	45,517
4.25% 08/22/57 (a)	23,000	30,604
Ameren Corp.
2.50% 09/15/24 (a)	206,000	218,597
3.65% 02/15/26 (a)	45,000	50,254
America Movil SAB de C.V.
3.13% 07/16/22 (a)	205,000	212,031
4.38% 04/22/49 (a)	200,000	243,818
American Campus Communities Operating Partnership LP
4.13% 07/01/24 (a)	36,000	37,741
American Electric Power Company Inc.
3.25% 03/01/50 (a)	60,000	61,711
American Electric Power Company Inc.
2.30% 03/01/30 (a)	70,000	71,761
American Express Co.
3.00% 10/30/24 (a)	56,000	60,549
American International Group Inc.
4.25% 03/15/29 (a)	82,000	94,373
4.50% 07/16/44 (a)	88,000	101,299
6.40% 12/15/20 (a)	57,000	58,505
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (a)(b)	23,000	23,625
American Tower Corp.
2.90% 01/15/30 (a)	84,000	89,568
3.70% 10/15/49 (a)	48,000	52,357
3.80% 08/15/29 (a)	101,000	114,450
American Water Capital Corp.
2.95% 09/01/27 (a)	65,000	71,768
Amgen Inc.
2.45% 02/21/30 (a)	281,000	297,090
2.65% 05/11/22 (a)	125,000	129,777
3.15% 02/21/40 (a)	140,000	150,146
3.38% 02/21/50 (a)	140,000	154,777
4.56% 06/15/48 (a)	74,000	95,901
4.66% 06/15/51 (a)	23,000	30,626

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	65

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (a)	107,000	119,960
4.70% 02/01/36 (a)	39,000	45,778
4.90% 02/01/46 (a)	89,000	107,923
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30 (a)	94,000	105,688
4.00% 04/13/28 (a)	23,000	26,545
4.35% 06/01/40 (a)	165,000	188,519
4.38% 04/15/38 (a)	133,000	150,717
4.50% 06/01/50 (a)	72,000	85,545
4.60% 04/15/48 (a)	48,000	56,110
4.75% 04/15/58 (a)	43,000	51,807
5.55% 01/23/49 (a)	141,000	187,238
Anthem Inc.
2.88% 09/15/29 (a)	47,000	51,060
3.30% 01/15/23 (a)	67,000	71,337
3.70% 09/15/49 (a)	47,000	53,335
Apollo Management Holdings LP
2.65% 06/05/30 (h)	330,000	330,379
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (a)(b)(h)	90,000	81,220
Apple Inc.
2.20% 09/11/29 (a)	68,000	72,940
2.85% 05/11/24 (a)	68,000	73,407
2.95% 09/11/49 (a)	60,000	65,593
3.35% 02/09/27 (a)	35,000	39,743
3.45% 02/09/45 (a)	129,000	150,121
3.85% 08/04/46 (a)	92,000	114,357
Applied Materials Inc.
1.75% 06/01/30 (a)	30,000	30,654
2.75% 06/01/50 (a)	30,000	30,550
4.35% 04/01/47 (a)	53,000	68,377
Aptiv PLC
4.40% 10/01/46 (a)	39,000	37,546
Archer-Daniels-Midland Co.
2.50% 08/11/26 (a)	48,000	52,140
Ares Capital Corp.
3.25% 07/15/25 (a)	467,000	453,303
Ascension Health
4.85% 11/15/53 (a)	84,000	120,944
AstraZeneca PLC
3.50% 08/17/23 (a)	53,000	57,352
4.00% 01/17/29 (a)	34,000	40,597
4.38% 08/17/48 (a)	19,000	25,118

	Principal Amount ($)	Fair Value $
AT&T Inc.
2.30% 06/01/27 (a)	140,000	144,987
2.75% 06/01/31 (a)	283,000	294,756
3.85% 06/01/60 (a)	130,000	138,623
4.35% 03/01/29 (a)	103,000	119,993
4.45% 04/01/24 (a)	52,000	58,275
4.50% 05/15/35 (a)	96,000	113,229
4.55% 03/09/49 (a)	49,000	57,796
4.75% 05/15/46 (a)	33,000	38,881
4.80% 06/15/44 (a)	76,000	88,040
4.85% 03/01/39 (a)	78,000	94,211
5.15% 11/15/46 (a)	13,000	15,988
5.25% 03/01/37 (a)	67,000	83,044
5.35% 12/15/43 (a)	52,000	65,626
5.45% 03/01/47 (a)	128,000	167,721
Athene Holding Ltd.
4.13% 01/12/28 (a)	62,000	63,782
6.15% 04/03/30 (a)	141,000	161,978
AvalonBay Communities Inc.
2.45% 01/15/31 (a)	165,000	176,025
Avangrid Inc.
3.15% 12/01/24 (a)	100,000	108,266
Avery Dennison Corp.
2.65% 04/30/30 (a)	120,000	122,774
Baidu Inc.
2.88% 07/06/22 (a)	255,000	261,140
Bank of America Corp.
3.25% 10/21/27 (a)	3,000	3,315
3.95% 04/21/25 (a)	73,000	80,825
4.18% 11/25/27 (a)	137,000	156,628
4.25% 10/22/26 (a)	108,000	123,784
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (a)(b)	115,000	121,879
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (a)(b)	84,000	86,969
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (a)(b)	42,000	45,839
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (a)(b)	67,000	74,606

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (a)(b)	233,000	260,247
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (a)(b)	188,000	212,624
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (a)(b)	44,000	53,195
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (a)(b)	91,000	110,998
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (a)(b)	31,000	36,445
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (a)(b)	190,000	169,381
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (a)(b)	85,000	109,777
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (a)(b)	150,000	160,164
Barclays PLC
4.84% 05/09/28 (a)	200,000	219,180
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (b)	238,000	237,184

	Principal Amount ($)	Fair Value $
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85% 05/07/26 (a)(b)	200,000	208,630
Barrick North America Finance LLC
5.70% 05/30/41 (a)	14,000	18,772
BAT Capital Corp.
2.76% 08/15/22 (a)	93,000	96,318
3.56% 08/15/27 (a)	47,000	50,609
4.39% 08/15/37 (a)	96,000	104,708
4.54% 08/15/47 (a)	43,000	46,609
4.70% 04/02/27 (a)	70,000	80,279
4.91% 04/02/30 (a)	94,000	110,014
5.28% 04/02/50 (a)	94,000	113,822
Baxter International Inc.
3.95% 04/01/30 (a)(h)	40,000	47,486
Bayer US Finance II LLC
3.50% 06/25/21 (a)(h)	416,000	426,363
Becton Dickinson and Co.
2.89% 06/06/22 (a)	89,000	92,128
3.70% 06/06/27 (a)	55,000	61,401
3.73% 12/15/24 (a)	3,000	3,312
4.67% 06/06/47 (a)	13,000	16,045
4.69% 12/15/44 (a)	11,000	13,530
Bemis Company Inc.
2.63% 06/19/30	135,000	138,841
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (a)	34,000	38,433
3.70% 07/15/30 (a)(h)	105,000	122,946
3.80% 07/15/48 (a)	37,000	43,095
4.25% 10/15/50 (a)(h)	73,000	91,707
6.13% 04/01/36 (a)	21,000	30,272
Berkshire Hathaway Finance Corp.
4.25% 01/15/49 (a)	56,000	71,751
Berkshire Hathaway Inc.
4.50% 02/11/43 (a)	3,000	3,974
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (a)	23,000	31,653
Biogen Inc.
2.25% 05/01/30 (a)	70,000	70,767
3.15% 05/01/50 (a)	110,000	106,111
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82% 11/19/25 (a)(b)(h)	289,000	302,280

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	67

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13% 12/31/99 (a)(b)(h)	200,000	190,796
Boardwalk Pipelines LP
4.80% 05/03/29 (a)	91,000	95,771
Boston Scientific Corp.
4.70% 03/01/49 (a)	35,000	44,594
BP Capital Markets America Inc.
3.00% 02/24/50 (a)	110,000	107,791
3.02% 01/16/27 (a)	114,000	123,558
3.22% 11/28/23 (a)	55,000	59,022
BP Capital Markets PLC (4.38% Fixed rate until 06/22/2025; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (b)	141,000	143,621
BP Capital Markets PLC (4.88% Fixed rate until 03/22/2030; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (b)	141,000	146,290
BPCE S.A.
4.50% 03/15/25 (a)(h)	238,000	260,874
Brighthouse Financial Inc.
3.70% 06/22/27 (a)	8,000	8,153
4.70% 06/22/47 (a)	4,000	3,635
Bristol-Myers Squibb Co.
3.20% 06/15/26 (a)(h)	136,000	152,509
3.40% 07/26/29 (a)(h)	91,000	105,073
3.45% 11/15/27 (a)(h)	3,000	3,451
4.13% 06/15/39 (a)(h)	72,000	91,521
4.25% 10/26/49 (a)(h)	72,000	94,920
4.35% 11/15/47 (a)(h)	4,000	5,264
4.55% 02/20/48 (a)(h)	26,000	35,065
5.00% 08/15/45 (a)(h)	32,000	45,030
Brixmor Operating Partnership LP
3.90% 03/15/27 (a)	36,000	36,798
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (a)	16,000	16,617
3.13% 01/15/25 (a)	16,000	17,084
3.88% 01/15/27 (a)	31,000	33,482
Broadcom Inc.
3.15% 11/15/25 (a)(h)	185,000	196,931
4.15% 11/15/30 (a)(h)	142,000	154,426
4.30% 11/15/32 (a)(h)	94,000	103,762

	Principal Amount ($)	Fair Value $
Brown-Forman Corp.
4.00% 04/15/38 (a)	15,000	17,706
Bunge Limited Finance Corp.
3.75% 09/25/27 (a)	25,000	26,170
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (a)	85,000	106,839
4.55% 09/01/44 (a)	124,000	160,347
Cameron LNG LLC
3.30% 01/15/35 (a)(h)	22,000	24,216
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	77,000	82,333
4.95% 06/01/47 (a)	16,000	17,552
Cantor Fitzgerald LP
4.88% 05/01/24 (a)(h)	227,000	245,121
Capital One Financial Corp.
3.75% 07/28/26 (a)	124,000	136,094
4.75% 07/15/21 (a)	181,000	188,703
Cardinal Health Inc.
2.62% 06/15/22 (a)	45,000	46,497
3.08% 06/15/24 (a)	26,000	27,759
Carlisle Companies Inc.
2.75% 03/01/30 (a)	125,000	128,624
Carrier Global Corp.
2.72% 02/15/30 (a)(h)	90,000	90,188
3.38% 04/05/40 (a)(h)	60,000	58,412
3.58% 04/05/50 (a)(h)	90,000	87,871
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50 (a)	136,000	151,360
3.80% 08/15/42 (a)	26,000	30,800
Celulosa Arauco y Constitucion S.A.
4.20% 01/29/30 (a)(h)	209,000	212,935
Centene Corp.
3.38% 02/15/30 (a)	194,000	195,738
4.25% 12/15/27 (a)	227,000	234,150
4.63% 12/15/29 (a)	70,000	73,857
CenterPoint Energy Inc.
2.50% 09/01/22 (a)	178,000	183,979
3.60% 11/01/21 (a)	83,000	86,165
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46% 07/23/22 (a)	132,000	140,808
4.80% 03/01/50 (a)	47,000	53,076
5.05% 03/30/29 (a)	51,000	60,220
5.75% 04/01/48 (a)	101,000	125,317
6.38% 10/23/35 (a)	13,000	17,123
6.48% 10/23/45 (a)	30,000	39,790

See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25 (a)	185,000	207,716
Chevron Corp.
1.55% 05/11/25 (a)	48,000	49,368
2.24% 05/11/30 (a)	92,000	96,675
2.98% 05/11/40 (a)	70,000	75,046
3.08% 05/11/50 (a)	120,000	127,285
3.19% 06/24/23 (a)	50,000	53,611
Chubb INA Holdings Inc.
4.35% 11/03/45 (a)	67,000	87,203
Cigna Corp.
2.40% 03/15/30 (a)	85,000	88,225
3.25% 04/15/25 (a)(h)	55,000	60,012
3.40% 09/17/21 - 03/15/50 (a)	99,000	103,644
3.40% 03/01/27 (a)(h)	54,000	59,628
3.75% 07/15/23 (a)	36,000	39,078
3.88% 10/15/47 (a)(h)	22,000	24,863
4.13% 11/15/25 (a)	93,000	106,650
4.38% 10/15/28 (a)	34,000	40,264
4.80% 08/15/38 (a)	32,000	40,544
4.90% 12/15/48 (a)	19,000	25,047
Cisco Systems Inc.
5.90% 02/15/39 (a)	49,000	73,222
Citigroup Inc.
2.70% 10/27/22 (a)	84,000	87,580
4.45% 09/29/27 (a)	22,000	25,024
4.65% 07/23/48 (a)	129,000	168,693
4.75% 05/18/46 (a)	53,000	67,100
5.50% 09/13/25 (a)	238,000	281,966
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (a)(b)	472,000	481,034
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (a)(b)	56,000	58,261
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (a)(b)	68,000	72,251
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11% 04/08/26 (a)(b)	471,000	506,325
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (a)(b)	41,000	47,469

	Principal Amount ($)	Fair Value $
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (a)(b)	191,000	170,557
CME Group Inc.
3.75% 06/15/28 (a)	42,000	50,501
CMS Energy Corp.
4.88% 03/01/44 (a)	151,000	196,747
CNA Financial Corp.
3.45% 08/15/27 (a)	33,000	35,377
3.90% 05/01/29 (a)	89,000	97,591
CNH Industrial Capital LLC
1.95% 07/02/23(d)	150,000	151,333
4.38% 11/06/20 (a)	68,000	68,526
4.88% 04/01/21 (a)	84,000	86,192
CNOOC Finance 2014 ULC
4.25% 04/30/24 (a)	423,000	464,962
Comcast Corp.
2.80% 01/15/51 (a)	80,000	81,817
3.10% 04/01/25 (a)	80,000	87,991
3.20% 07/15/36 (a)	85,000	94,202
3.25% 11/01/39 (a)	115,000	126,668
3.38% 08/15/25 (a)	4,000	4,452
3.45% 02/01/50 (a)	70,000	79,335
3.97% 11/01/47 (a)	150,000	178,753
4.15% 10/15/28 (a)	80,000	95,849
4.60% 08/15/45 (a)	53,000	68,778
4.70% 10/15/48 (a)	44,000	58,860
CommonSpirit Health
4.35% 11/01/42 (a)	130,000	134,819
Conagra Brands Inc.
3.80% 10/22/21 (a)	157,000	163,219
5.30% 11/01/38 (a)	38,000	49,668
5.40% 11/01/48 (a)	29,000	40,036
Concho Resources Inc.
4.30% 08/15/28 (a)	50,000	54,865
4.88% 10/01/47 (a)	32,000	35,961
ConocoPhillips Co.
4.30% 11/15/44 (a)	84,000	102,831
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (a)	81,000	87,039
3.35% 04/01/30 (a)	40,000	45,499
3.88% 06/15/47 (a)	46,000	53,152
3.95% 04/01/50 (a)	65,000	78,566
Constellation Brands Inc.
3.15% 08/01/29 (a)	191,000	205,854
3.70% 12/06/26 (a)	71,000	79,512
4.50% 05/09/47 (a)	68,000	80,662
Continental Resources Inc.
4.50% 04/15/23 (a)	254,000	243,121

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	69

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Corning Inc.
4.38% 11/15/57 (a)	46,000	53,097
CoStar Group Inc.
2.80% 07/15/30 (d)(h)	144,000	145,505
Costco Wholesale Corp.
1.75% 04/20/32 (a)	94,000	95,259
Credit Suisse AG
2.95% 04/09/25 (a)	250,000	271,040
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19% 04/01/31 (a)(b)(h)	272,000	309,963
Crown Castle International Corp.
3.30% 07/01/30 (a)	259,000	284,882
4.15% 07/01/50 (a)	40,000	46,186
5.20% 02/15/49 (a)	61,000	80,818
CSX Corp.
4.50% 03/15/49 - 08/01/54 (a)	143,000	183,516
CubeSmart LP
4.38% 02/15/29 (a)	97,000	112,889
CVS Health Corp.
3.00% 08/15/26 (a)	94,000	102,598
3.25% 08/15/29 (a)	75,000	82,749
3.35% 03/09/21 (a)	59,000	60,133
3.63% 04/01/27 (a)	90,000	101,428
3.75% 04/01/30 (a)	65,000	74,575
3.88% 07/20/25 (a)	34,000	38,137
4.10% 03/25/25 (a)	90,000	101,708
4.25% 04/01/50 (a)	45,000	54,176
4.30% 03/25/28 (a)	26,000	30,343
4.78% 03/25/38 (a)	50,000	61,865
5.00% 12/01/24 (a)	75,000	85,600
5.13% 07/20/45 (a)	54,000	69,740
5.30% 12/05/43 (a)	94,000	122,418
D.R. Horton Inc.
2.60% 10/15/25 (a)	236,000	247,963
Dell International LLC/EMC Corp.
4.00% 07/15/24 (a)(h)	109,000	117,615
4.42% 06/15/21 (a)(h)	132,000	135,660
5.45% 06/15/23 (a)(h)	50,000	54,707
6.02% 06/15/26 (a)(h)	24,000	27,457
8.10% 07/15/36 (a)(h)	11,000	14,236
8.35% 07/15/46 (a)(h)	17,000	22,564
Deutsche Bank AG
2.70% 07/13/20 (a)	117,000	117,034
3.30% 11/16/22 (a)	205,000	210,353
Deutsche Telekom AG
3.63% 01/21/50 (a)(h)	191,000	211,666

	Principal Amount ($)	Fair Value $
Devon Energy Corp.
5.00% 06/15/45 (a)	34,000	30,378
DH Europe Finance II Sarl
2.60% 11/15/29 (a)	82,000	87,223
3.25% 11/15/39 (a)	47,000	51,841
3.40% 11/15/49 (a)	23,000	25,769
Diamondback Energy Inc.
2.88% 12/01/24 (a)	115,000	115,043
3.25% 12/01/26 (a)	80,000	80,270
3.50% 12/01/29 (a)	69,000	66,777
5.38% 05/31/25 (a)	278,000	287,116
Digital Realty Trust LP
3.60% 07/01/29 (a)	149,000	170,075
Discover Bank
2.70% 02/06/30 (a)	250,000	251,052
Discovery Communications LLC
2.95% 03/20/23 (a)	123,000	129,204
3.95% 03/20/28 (a)	57,000	63,511
4.95% 05/15/42 (a)	17,000	19,333
5.00% 09/20/37 (a)	23,000	27,072
Dollar General Corp.
3.50% 04/03/30 (a)	121,000	136,064
4.13% 04/03/50 (a)	82,000	98,155
Dollar Tree Inc.
4.00% 05/15/25 (a)	67,000	75,338
Dominion Energy Inc.
3.07% 08/15/24 (a)(i)	85,000	91,362
3.38% 04/01/30 (a)	140,000	155,119
Dover Corp.
2.95% 11/04/29 (a)	95,000	102,071
DTE Energy Co.
2.85% 10/01/26 (a)	40,000	42,480
3.85% 12/01/23 (a)	40,000	43,441
Duke Energy Carolinas LLC
3.95% 03/15/48 (a)	52,000	64,535
Duke Energy Corp.
1.80% 09/01/21 (a)	111,000	112,465
3.55% 09/15/21 (a)	66,000	67,818
3.75% 09/01/46 (a)	16,000	18,105
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (a)(b)	137,000	136,574
Duke Energy Progress LLC
4.15% 12/01/44 (a)	58,000	71,078
Duke Realty LP
3.05% 03/01/50 (a)	40,000	41,835
3.25% 06/30/26 (a)	44,000	48,186
3.38% 12/15/27 (a)	37,000	41,252

See Notes to Schedules of Investments and Notes to Financial Statements.

70	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

DuPont de Nemours Inc.
2.17% 05/01/23 (a)	140,000	142,671
5.32% 11/15/38 (a)	28,000	35,456
5.42% 11/15/48 (a)	28,000	36,838
Duquesne Light Holdings Inc.
3.62% 08/01/27 (a)(h)	120,000	124,127
DXC Technology Co.
4.00% 04/15/23 (a)	189,000	198,261
Eastman Chemical Co.
3.50% 12/01/21 (a)	89,000	91,813
3.60% 08/15/22 (a)	35,000	36,506
4.50% 01/15/21 (a)	181,000	182,128
4.65% 10/15/44 (a)	94,000	108,298
Eaton Corp.
3.10% 09/15/27 (a)	48,000	52,687
Edison International
2.40% 09/15/22 (a)	279,000	282,323
4.95% 04/15/25 (a)	155,000	170,661
5.75% 06/15/27 (a)	29,000	33,334
EI du Pont de Nemours & Co.
2.30% 07/15/30 (a)	69,000	71,637
Eli Lilly & Co.
3.95% 03/15/49 (a)	86,000	109,714
Emera US Finance LP
4.75% 06/15/46 (a)	16,000	19,025
Emerson Electric Co.
1.80% 10/15/27 (a)	60,000	61,947
2.75% 10/15/50 (a)	49,000	49,196
Enbridge Energy Partners LP
5.50% 09/15/40 (a)	12,000	14,533
Enel Finance International N.V.
3.63% 05/25/27 (a)(h)	273,000	298,233
Energy Transfer Operating LP
4.25% 03/15/23 (a)	89,000	93,667
4.50% 04/15/24 (a)	58,000	62,863
4.95% 06/15/28 (a)	28,000	30,160
6.13% 12/15/45 (a)	21,000	21,837
6.50% 02/01/42 (a)	79,000	86,192
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (a)(b)	285,000	242,056
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (a)	43,000	46,042

	Principal Amount ($)	Fair Value $
Entergy Louisiana LLC
3.05% 06/01/31 (a)	64,000	71,375
4.00% 03/15/33 (a)	33,000	40,578
Enterprise Products Operating LLC
4.25% 02/15/48 (a)	112,000	123,200
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (a)(b)	44,000	41,289
EOG Resources Inc.
4.15% 01/15/26 (a)	7,000	8,053
4.38% 04/15/30 (a)	105,000	125,169
4.95% 04/15/50 (a)	94,000	119,967
5.10% 01/15/36 (a)	34,000	39,620
EPR Properties
4.95%04/15/28 (a)	46,000	43,914
Equinix Inc.
1.25%07/15/25	125,000	125,145
2.15%07/15/30	135,000	134,415
Equinor ASA
3.25%11/18/49 (a)	50,000	53,294
ERP Operating LP
4.50%07/01/44 (a)	37,000	48,248
Essex Portfolio LP
2.65%03/15/32 (a)	50,000	52,907
Eversource Energy
3.45%01/15/50 (a)	92,000	99,432
Exelon Corp.
3.50%06/01/22 (a)	71,000	74,235
4.05%04/15/30 (a)	141,000	162,899
4.45%04/15/46 (a)	94,000	114,123
4.70%04/15/50 (a)	94,000	120,057
Exxon Mobil Corp.
2.61% 10/15/30 (a)	283,000	303,226
3.45% 04/15/51 (a)	150,000	166,017
FedEx Corp.
3.80% 05/15/25 (a)	377,000	419,740
4.10% 02/01/45 (a)	91,000	92,160
Fifth Third Bancorp
2.55% 05/05/27 (a)	140,000	149,950
FirstEnergy Corp.
3.90% 07/15/27 (a)	16,000	18,119
FirstEnergy Transmission LLC
4.55% 04/01/49 (a)(h)	84,000	102,180
Fiserv Inc.
3.50% 07/01/29 (a)	38,000	42,697
4.40% 07/01/49 (a)	38,000	46,038

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	71

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Florida Power & Light Co.
2.85% 04/01/25 (a)	170,000	186,617
4.13% 02/01/42 (a)	65,000	81,366
Ford Motor Co.
4.35% 12/08/26 (a)	54,000	50,265
Ford Motor Credit Company LLC
3.10% 05/04/23 (a)	237,000	224,510
3.22% 01/09/22 (a)	215,000	209,087
3.34% 03/28/22 (a)	200,000	194,482
5.88% 08/02/21 (a)	302,000	304,993
General Dynamics Corp.
4.25% 04/01/50 (a)	70,000	90,499
General Mills Inc.
2.88% 04/15/30 (a)	55,000	59,895
3.70% 10/17/23 (a)	67,000	73,072
4.55% 04/17/38 (a)	34,000	42,564
4.70% 04/17/48 (a)	13,000	17,227
General Motors Co.
5.20% 04/01/45 (a)	12,000	11,615
5.40% 10/02/23 - 04/01/48 (a)	55,000	57,142
6.13% 10/01/25 (a)	142,000	159,571
6.80% 10/01/27 (a)	75,000	87,370
General Motors Financial Company Inc.
3.45% 01/14/22 - 04/10/22 (a)	300,000	305,280
3.55% 04/09/21 (a)	196,000	198,366
4.20% 11/06/21 (a)	359,000	368,941
5.25% 03/01/26 (a)	55,000	59,940
Georgia-Pacific LLC
1.75% 09/30/25 (a)(h)	189,000	194,885
2.10% 04/30/27 (a)(h)	142,000	146,917
3.60% 03/01/25 (a)(h)	272,000	301,088
Gilead Sciences Inc.
2.95% 03/01/27 (a)	12,000	13,380
3.50% 02/01/25 (a)	33,000	36,732
3.65% 03/01/26 (a)	34,000	38,886
4.15% 03/01/47 (a)	78,000	99,530
4.80% 04/01/44 (a)	32,000	43,010
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (a)	80,000	86,255
3.63% 05/15/25 (a)	75,000	84,685
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (a)	105,000	120,693
Glencore Finance Canada Ltd.
4.25% 10/25/22 (a)(h)	182,000	192,205
4.95% 11/15/21 (a)(h)	69,000	71,977

	Principal Amount ($)	Fair Value $
Grupo Televisa SAB
5.00% 05/13/45 (a)	204,000	225,112
Halliburton Co.
3.80% 11/15/25 (a)	4,000	4,314
5.00% 11/15/45 (a)	45,000	46,428
HCA Inc.
4.13% 06/15/29 (a)	48,000	52,961
4.50% 02/15/27 (a)	94,000	104,676
Health Care Service Corp.
2.20% 06/01/30 (h)	236,000	236,319
3.20% 06/01/50 (h)	50,000	50,887
Hess Corp.
5.60% 02/15/41 (a)	19,000	19,934
5.80% 04/01/47 (a)	12,000	13,005
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (a)	20,000	24,466
Highwoods Realty LP
4.13% 03/15/28 (a)	52,000	55,750
4.20% 04/15/29 (a)	132,000	142,734
Honeywell International Inc.
2.70% 08/15/29 (a)	5,000	5,519
Hormel Foods Corp.
1.80% 06/11/30	260,000	265,366
HSBC Holdings PLC
4.25% 03/14/24 (a)	222,000	239,356
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (a)(b)	423,000	471,641
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00% 12/31/99 (a)(b)	465,000	463,340
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (a)(b)	205,000	210,547
Huntington Bancshares Inc.
2.55% 02/04/30 (a)	187,000	193,437
Hyundai Capital America
3.10% 04/05/22 (a)(h)	57,000	58,056
Imperial Brands Finance PLC
3.13% 07/26/24 (a)(h)	264,000	274,196
3.50% 02/11/23 - 07/26/26 (a)(h)	490,000	513,333

See Notes to Schedules of Investments and Notes to Financial Statements.

72	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Infor Inc.
1.45% 07/15/23 (h)	95,000	95,721
1.75% 07/15/25 (h)	140,000	140,981
ING Groep N.V.
4.10% 10/02/23 (a)	287,000	314,690
Ingredion Inc.
2.90% 06/01/30 (a)	236,000	251,694
3.90% 06/01/50 (a)	47,000	53,683
Intel Corp.
2.45% 11/15/29 (a)	280,000	302,252
2.88% 05/11/24 (a)	18,000	19,458
3.10% 02/15/60 (a)	135,000	149,406
International Business Machines Corp.
3.45% 02/19/26 (a)	254,000	286,885
4.15% 05/15/39 (a)	150,000	181,540
4.25% 05/15/49 (a)	150,000	186,315
International Paper Co.
4.40% 08/15/47 (a)	69,000	81,096
Interstate Power & Light Co.
3.40% 08/15/25 (a)	238,000	259,922
Intuit Inc.
0.65% 07/15/23	75,000	75,215
0.95% 07/15/25	80,000	80,276
1.35% 07/15/27	80,000	80,453
1.65% 07/15/30	80,000	80,135
ITC Holdings Corp.
2.95% 05/14/30 (a)(h)	236,000	251,633
Jabil Inc.
3.95% 01/12/28 (a)	63,000	67,416
Jefferies Group LLC
5.13% 01/20/23 (a)	53,000	57,554
John Deere Capital Corp.
2.45% 01/09/30 (a)	235,000	254,843
Johnson & Johnson
3.63% 03/03/37 (a)	46,000	55,437
Johnson Controls International PLC
4.50% 02/15/47 (a)	26,000	29,689
JPMorgan Chase & Co.
3.30% 04/01/26 (a)	174,000	193,857
3.63% 12/01/27 (a)	35,000	38,619
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (a)(b)	155,000	164,416
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (a)(b)	42,000	47,327

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (a)(b)	57,000	67,361
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (a)(b)	105,000	126,667
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (a)(b)	158,000	179,787
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (a)(b)	61,000	70,349
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (a)(b)	67,000	81,014
JPMorgan Chase & Co. (4.23% fixed rate until 7/30/20; 3.47% + 3 month USD LIBOR thereafter)
4.23% 12/29/49 (a)(b)	64,000	58,543
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (a)(b)	187,000	166,712
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (a)(b)	145,000	148,612
Kaiser Foundation Hospitals
3.27% 11/01/49 (a)	154,000	172,848
Keurig Dr Pepper Inc.
3.20% 05/01/30 (a)	106,000	117,884

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	73

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

3.80% 05/01/50 (a)	148,000	167,462
4.50% 11/15/45 (a)	40,000	48,294
4.60% 05/25/28 (a)	12,000	14,393
KeyCorp
2.25% 04/06/27 (a)	281,000	294,126
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (a)	206,000	208,507
4.70% 11/01/42 (a)	13,000	14,043
5.00% 03/01/43 (a)	37,000	41,016
5.30% 09/15/20 (a)	71,000	71,604
6.38% 03/01/41 (a)	37,000	46,409
Kinder Morgan Inc.
5.05% 02/15/46 (a)	35,000	40,153
KLA Corp.
3.30% 03/01/50 (a)	95,000	98,144
4.10% 03/15/29 (a)	189,000	223,215
4.65% 11/01/24 (a)	94,000	107,641
Kohl’s Corp.
9.50% 05/15/25 (a)	47,000	53,650
Kraft Heinz Foods Co.
2.80% 07/02/20 (a)	15,000	15,000
L3Harris Technologies Inc.
3.85% 12/15/26 (a)	71,000	81,370
Lam Research Corp.
4.00% 03/15/29 (a)	127,000	150,771
Lear Corp.
4.25% 05/15/29 (a)	107,000	109,735
5.25% 05/15/49 (a)	47,000	47,541
Leidos Inc.
2.95% 05/15/23 (a)(h)	189,000	198,401
3.63% 05/15/25 (a)(h)	55,000	59,904
4.38% 05/15/30 (a)(h)	186,000	209,698
Liberty Mutual Group Inc.
3.95% 05/15/60 (a)(h)	46,000	48,345
Lincoln National Corp.
3.63% 12/12/26 (a)	35,000	38,586
4.35% 03/01/48 (a)	49,000	55,133
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44% 02/05/26 (a)(b)	200,000	206,276
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91% 11/07/23 (a)(b)	203,000	210,937
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87% 07/09/25 (a)(b)	285,000	310,051

	Principal Amount ($)	Fair Value $
Lockheed Martin Corp.
3.55% 01/15/26 (a)	36,000	41,274
4.50% 05/15/36 (a)	85,000	110,244
Loews Corp.
3.20% 05/15/30 (a)	55,000	59,743
Lowe’s Companies Inc.
3.70% 04/15/46 (a)	15,000	16,781
4.05% 05/03/47 (a)	36,000	42,303
4.55% 04/05/49 (a)	55,000	69,588
LYB International Finance BV
4.88% 03/15/44 (a)	20,000	23,468
LYB International Finance II BV
3.50% 03/02/27 (a)	18,000	19,621
Marathon Oil Corp.
3.85% 06/01/25 (a)	29,000	29,370
Marsh & McLennan Companies Inc.
2.25% 11/15/30 (a)	88,000	91,524
3.50% 03/10/25 (a)	55,000	60,892
Masco Corp.
3.50% 11/15/27 (a)	16,000	16,393
Mastercard Inc.
3.30% 03/26/27 (a)	80,000	90,783
3.85% 03/26/50 (a)	30,000	37,328
McCormick & Company Inc.
2.50% 04/15/30 (a)	86,000	90,353
3.25% 11/15/25 (a)	534,000	574,952
McDonald’s Corp.
3.60% 07/01/30 (a)	141,000	162,418
3.63% 09/01/49 (a)	29,000	32,135
3.70% 01/30/26 (a)	14,000	15,906
3.80% 04/01/28 (a)	65,000	76,003
4.20% 04/01/50 (a)	120,000	145,210
4.88% 12/09/45 (a)	35,000	44,966
McKesson Corp.
3.65% 11/30/20 (a)	354,000	358,400
Medtronic Inc.
4.63% 03/15/45 (a)	12,000	16,113
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (a)	118,000	150,137
Merck & Company Inc.
1.45% 06/24/30	125,000	125,260
2.45% 06/24/50	120,000	120,996
2.75% 02/10/25 (a)	52,000	56,451
4.00% 03/07/49 (a)	32,000	41,342
MetLife Inc.
4.05% 03/01/45 (a)	16,000	18,857
4.72% 12/15/44 (a)	59,000	74,412
Microchip Technology Inc.
2.67% 09/01/23 (a)(h)	472,000	486,108

See Notes to Schedules of Investments and Notes to Financial Statements.

74	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Micron Technology Inc.
2.50% 04/24/23 (a)	135,000	140,304
Microsoft Corp.
2.40% 08/08/26 (a)	67,000	73,122
2.53% 06/01/50	6,000	6,257
2.68% 06/01/60	32,000	33,377
3.45% 08/08/36 (a)	40,000	48,195
3.50% 02/12/35 (a)	46,000	55,988
3.70% 08/08/46 (a)	129,000	161,294
3.95% 08/08/56 (a)	57,000	73,412
4.10% 02/06/37 (a)	12,000	15,500
Mitsubishi UFJ Financial Group Inc.
2.80% 07/18/24 (a)	264,000	279,518
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92% 09/11/24 (a)(b)	220,000	237,314
Molson Coors Beverage Co.
2.10% 07/15/21 (a)	142,000	143,899
4.20% 07/15/46 (a)	32,000	31,078
Morgan Stanley
2.75% 05/19/22 (a)	189,000	196,216
3.70% 10/23/24 (a)	28,000	31,025
3.95% 04/23/27 (a)	128,000	143,556
4.35% 09/08/26 (a)	188,000	216,407
4.38% 01/22/47 (a)	56,000	72,790
5.00% 11/24/25 (a)	425,000	499,468
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (a)(b)	301,000	318,648
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (a)(b)	120,000	137,165
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (a)(b)	58,000	68,782
MPLX LP
3.38% 03/15/23 (a)	34,000	35,506
5.20% 12/01/47 (a)	33,000	34,086
5.25% 01/15/25 (a)	598,000	621,788
6.25% 10/15/22 (a)	170,000	170,068

	Principal Amount ($)	Fair Value $
MPLX LP (1.41% fixed rate until 09/09/20; 1.10% + 3 month USD LIBOR)
1.41% 09/09/22 (a)(b)	180,000	177,322
Mylan Inc.
5.20% 04/15/48 (a)	44,000	54,243
Mylan N.V.
3.15% 06/15/21 (a)	61,000	62,268
3.95% 06/15/26 (a)	15,000	16,758
National Oilwell Varco Inc.
3.60% 12/01/29 (a)	140,000	136,685
National Retail Properties Inc.
4.00% 11/15/25 (a)	65,000	70,667
National Securities Clearing Corp.
1.50% 04/23/25 (a)(h)	465,000	475,211
NetApp Inc.
2.38% 06/22/27	141,000	143,074
2.70% 06/22/30	141,000	141,303
Newfield Exploration Co.
5.63% 07/01/24 (a)	439,000	421,418
Newmont Corp.
2.25% 10/01/30 (a)	115,000	116,411
4.88% 03/15/42 (a)	62,000	79,150
Nexen Inc.
6.40% 05/15/37 (a)	59,000	84,102
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26 (a)	123,000	137,532
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (a)(b)	84,000	91,206
NIKE Inc.
2.40% 03/27/25 (a)	164,000	176,908
3.38% 03/27/50 (a)	43,000	49,513
NiSource Inc.
3.60% 05/01/30 (a)	98,000	112,283
3.95% 03/30/48 (a)	28,000	32,345
Noble Energy Inc.
3.85% 01/15/28 (a)	169,000	162,960
3.90% 11/15/24 (a)	36,000	36,145
4.20% 10/15/49 (a)	49,000	41,065
5.05% 11/15/44 (a)	16,000	14,559
Nomura Holdings Inc.
2.65% 01/16/25 (a)	230,000	239,874
3.10% 01/16/30 (a)	208,000	216,609
Nordstrom Inc.
4.38% 04/01/30 (a)	50,000	39,202

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	75

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Norfolk Southern Corp.
3.95% 10/01/42 (a)	61,000	70,835
Northrop Grumman Corp.
2.55% 10/15/22 (a)	32,000	33,377
3.85% 04/15/45 (a)	14,000	16,437
4.03% 10/15/47 (a)	12,000	14,433
Novartis Capital Corp.
2.20% 08/14/30 (a)	141,000	149,043
3.00% 11/20/25 (a)	8,000	8,876
Nucor Corp.
3.95% 05/01/28 (a)	71,000	81,304
Nutrien Ltd.
4.00% 12/15/26 (a)	32,000	36,000
4.90% 06/01/43 (a)	60,000	70,319
NVIDIA Corp.
2.85% 04/01/30 (a)	45,000	49,998
3.50% 04/01/50 (a)	115,000	131,742
NXP BV/NXP Funding LLC
4.13% 06/01/21 (a)(h)	502,000	516,834
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70% 05/01/25 (a)(h)	95,000	99,478
Occidental Petroleum Corp.
2.70% 08/15/22 (a)	115,000	107,068
2.90% 08/15/24 (a)	57,000	48,712
4.85% 03/15/21 (a)	10,000	9,988
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (a)	80,000	87,570
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22 (a)	79,000	83,289
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (a)	18,000	21,712
ONEOK Inc.
4.35% 03/15/29 (a)	88,000	92,188
5.20% 07/15/48 (a)	116,000	117,732
Oracle Corp.
2.40% 09/15/23 (a)	34,000	35,780
2.65% 07/15/26 (a)	91,000	98,426
2.95% 04/01/30 (a)	141,000	157,033
3.60% 04/01/50 (a)	94,000	105,403
3.80% 11/15/37 (a)	22,000	25,473
4.00% 07/15/46 - 11/15/47 (a)	125,000	147,228
4.13% 05/15/45 (a)	30,000	35,715
Otis Worldwide Corp.
2.06% 04/05/25 (a)(h)	115,000	120,580
2.57% 02/15/30 (a)(h)	60,000	63,013
3.36% 02/15/50 (a)(h)	55,000	57,952
Owens Corning
4.40% 01/30/48 (a)	36,000	37,080

	Principal Amount ($)	Fair Value $
Pacific Gas & Electric Co.
2.50% 02/01/31	141,000	138,352
Pacific Gas & Electric Co.
2.10% 08/01/27	80,000	79,378
3.30% 08/01/40	141,000	138,004
3.50% 08/01/50	60,000	58,240
PacifiCorp
2.70% 09/15/30 (a)	85,000	92,732
6.25% 10/15/37 (a)	4,000	5,798
Parker-Hannifin Corp.
3.25% 06/14/29 (a)	82,000	90,456
PayPal Holdings Inc.
2.65% 10/01/26 (a)	125,000	136,011
3.25% 06/01/50 (a)	68,000	73,578
PepsiCo Inc.
1.63% 05/01/30 (a)	90,000	91,678
2.63% 07/29/29 (a)	121,000	133,896
3.45% 10/06/46 (a)	33,000	38,268
Perrigo Finance Unlimited Co.
3.50% 03/15/21 (a)	227,000	231,209
4.38% 03/15/26 (a)	200,000	218,470
Petroleos Mexicanos
5.35% 02/12/28 (a)	48,000	40,288
5.63% 01/23/46 (a)	33,000	23,519
6.35% 02/12/48 (a)	60,000	44,542
6.49% 01/23/27 (a)(h)	55,000	50,201
6.50% 03/13/27 (a)	110,000	100,080
7.69% 01/23/50 (a)(h)	94,000	78,024
Pfizer Inc.
2.63% 04/01/30 (a)	95,000	104,547
2.70% 05/28/50 (a)	215,000	221,951
3.45% 03/15/29 (a)	39,000	45,497
3.60% 09/15/28 (a)	93,000	109,626
3.90% 03/15/39 (a)	51,000	62,811
4.13% 12/15/46 (a)	42,000	54,062
4.40% 05/15/44 (a)	19,000	24,870
Philip Morris International Inc.
1.50% 05/01/25 (a)	165,000	168,745
2.10% 05/01/30 (a)	65,000	67,073
3.38% 08/15/29 (a)	66,000	74,986
4.13% 03/04/43 (a)	37,000	43,526
Phillips 66
2.15% 12/15/30	472,000	459,766
Phillips 66 Partners LP
3.75% 03/01/28 (a)	26,000	27,770
4.68% 02/15/45 (a)	48,000	50,940
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (a)	203,000	196,973
3.65% 06/01/22 (a)	132,000	134,787

See Notes to Schedules of Investments and Notes to Financial Statements.

76	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

PPL Capital Funding Inc.
3.10% 05/15/26 (a)	79,000	85,521
Precision Castparts Corp.
4.38% 06/15/45 (a)	60,000	71,645
Prologis LP
4.38% 02/01/29 (a)	77,000	94,284
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (a)(b)	86,000	96,120
Public Service Company of Colorado
3.70% 06/15/28 (a)	84,000	97,689
Public Service Electric & Gas Co.
2.38% 05/15/23 (a)	135,000	141,149
QUALCOMM Inc.
2.90% 05/20/24 (a)	3,000	3,229
3.00% 05/20/22 (a)	30,000	31,387
3.25% 05/20/27 (a)	4,000	4,535
4.30% 05/20/47 (a)	16,000	20,050
Quest Diagnostics Inc.
2.95% 06/30/30 (a)	35,000	37,134
Ralph Lauren Corp.
1.70% 06/15/22	35,000	35,618
Raytheon Technologies Corp.
3.13% 05/04/27 (a)	142,000	157,898
4.15% 05/15/45 (a)	56,000	67,080
Raytheon Technologies Corp.
3.50% 03/15/27 (h)	50,000	56,306
3.65% 08/16/23 (a)	3,000	3,251
3.95% 08/16/25 (a)	34,000	38,742
4.13% 11/16/28 (a)	10,000	11,770
4.45% 11/16/38 (a)	45,000	54,956
4.50% 06/01/42 (a)	39,000	48,488
Realty Income Corp.
3.00% 01/15/27 (a)	29,000	30,713
3.25% 01/15/31 (a)	90,000	97,670
Reinsurance Group of America Inc.
3.15% 06/15/30	165,000	171,715
Reynolds American Inc.
4.45% 06/12/25 (a)	4,000	4,508
Rio Tinto Finance USA PLC
4.13% 08/21/42 (a)	37,000	46,554
Rockwell Automation Inc.
4.20% 03/01/49 (a)	66,000	82,846

	Principal Amount ($)	Fair Value $
Rogers Communications Inc.
5.00% 03/15/44 (a)	25,000	32,190
Roper Technologies Inc.
2.95% 09/15/29 (a)	97,000	105,674
Ross Stores Inc.
4.70% 04/15/27 (a)	189,000	219,306
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52% 06/25/24 (a)(b)	201,000	218,272
RPM International Inc.
3.75% 03/15/27 (a)	40,000	42,265
Ryder System Inc.
2.90% 12/01/26 (a)	245,000	251,564
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (a)	44,000	47,253
4.50% 05/15/30 (a)(h)	55,000	60,997
5.00% 03/15/27 (a)	16,000	17,868
5.88% 06/30/26 (a)	141,000	165,722
Santander Holdings USA Inc.
3.70% 03/28/22 (a)	196,000	202,051
4.40% 07/13/27 (a)	40,000	43,310
Santander UK Group Holdings PLC
4.75% 09/15/25 (a)(h)	200,000	217,056
Saudi Arabian Oil Co.
3.50% 04/16/29 (a)(h)	254,000	274,719
4.38% 04/16/49 (a)(h)	254,000	286,017
Schlumberger Holdings Corp.
3.90% 05/17/28 (a)(h)	76,000	81,773
Selective Insurance Group Inc.
5.38% 03/01/49 (a)	38,000	42,733
Sempra Energy
3.80% 02/01/38 (a)	26,000	28,097
4.00% 02/01/48 (a)	35,000	39,694
Shell International Finance BV
2.38% 08/21/22 (a)	119,000	124,054
3.13% 11/07/49 (a)	112,000	117,386
3.75% 09/12/46 (a)	29,000	33,353
4.13% 05/11/35 (a)	37,000	44,849
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23 (a)	13,000	13,776
3.20% 09/23/26 (a)	21,000	23,326

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	77

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Simon Property Group LP
3.38% 06/15/27 (a)	55,000	58,292
Southern California Edison Co.
2.40% 02/01/22 (a)	104,000	105,589
2.90% 03/01/21 (a)	143,000	145,297
4.00% 04/01/47 (a)	166,000	190,058
4.20% 03/01/29 (a)	123,000	142,541
Southern Company Gas Capital Corp.
3.95% 10/01/46 (a)	91,000	98,380
4.40% 05/30/47 (a)	13,000	15,349
Southern Copper Corp.
5.88% 04/23/45 (a)	64,000	81,766
Southwest Airlines Co.
2.63% 02/10/30 (a)	140,000	126,119
Southwestern Electric Power Co.
2.75% 10/01/26 (a)	62,000	65,883
Spectra Energy Partners LP
3.38% 10/15/26 (a)	15,000	16,300
4.50% 03/15/45 (a)	13,000	14,761
Spirit Realty LP
4.00% 07/15/29 (a)	106,000	104,056
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82% 01/30/26 (a)(b)(h)	287,000	293,653
Starbucks Corp.
4.00% 11/15/28 (a)	40,000	46,979
Steel Dynamics Inc.
3.45% 04/15/30 (a)	70,000	73,364
4.13% 09/15/25 (a)	404,000	411,922
Stryker Corp.
1.95% 06/15/30 (a)	189,000	190,223
2.90% 06/15/50 (a)	85,000	85,128
Sumitomo Mitsui Financial Group Inc.
1.47% 07/08/25 (d)	200,000	200,308
2.13% 07/08/30	238,000	238,614
2.35% 01/15/25 (a)	448,000	468,263
2.78% 07/12/22 (a)	159,000	165,584
Suncor Energy Inc.
4.00% 11/15/47 (a)	15,000	15,446
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (a)	62,000	59,850
Suzano Austria GmbH
6.00% 01/15/29 (a)	244,000	264,137

	Principal Amount ($)	Fair Value $
Syngenta Finance N.V.
3.93% 04/23/21 (a)(h)	330,000	332,016
4.44% 04/24/23 (a)(h)	200,000	209,628
Sysco Corp.
3.25% 07/15/27 (a)	46,000	48,666
5.95% 04/01/30 (a)	30,000	37,699
6.60% 04/01/50 (a)	25,000	34,559
T-Mobile USA Inc.
3.50% 04/15/25 (a)(h)	117,000	127,510
3.75% 04/15/27 (a)(h)	212,000	235,027
3.88% 04/15/30 (a)(h)	57,000	63,444
4.50% 04/15/50 (a)(h)	30,000	35,345
Takeda Pharmaceutical Company Ltd.
3.03% 07/09/40	200,000	202,228
3.38% 07/09/60	200,000	200,016
Takeda Pharmaceutical Company Ltd.
2.05% 03/31/30	200,000	200,218
3.18% 07/09/50 (d)	200,000	200,456
4.00% 11/26/21 (a)	310,000	323,336
Tampa Electric Co.
4.35% 05/15/44 (a)	118,000	139,143
Target Corp.
2.50% 04/15/26 (a)	54,000	59,272
Teck Resources Ltd.
3.90% 07/15/30 (h)	150,000	150,414
5.40% 02/01/43 (a)	51,000	50,630
Telefonica Emisiones S.A.
4.10% 03/08/27 (a)	300,000	342,927
Texas Instruments Inc.
3.88% 03/15/39 (a)	71,000	88,014
The Allstate Corp.
4.20% 12/15/46 (a)	36,000	44,698
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (a)(b)	127,000	131,442
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (a)(b)	71,000	69,929
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (a)(b)	101,000	95,203

See Notes to Schedules of Investments and Notes to Financial Statements.

78	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

The Boeing Co.
2.70% 02/01/27 (a)	178,000	173,486
2.95% 02/01/30 (a)	57,000	55,796
3.25% 03/01/28 (a)	14,000	13,810
3.55% 03/01/38 (a)	12,000	10,508
3.75% 02/01/50 (a)	50,000	44,893
4.88% 05/01/25 (a)	135,000	147,170
5.04% 05/01/27 (a)	401,000	442,275
5.15% 05/01/30	378,000	421,198
5.81% 05/01/50	165,000	195,310
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (a)(h)	227,000	276,096
The Clorox Co.
1.80% 05/15/30 (a)	130,000	131,535
The Coca-Cola Co.
1.65% 06/01/30 (a)	93,000	94,740
2.60% 06/01/50 (a)	189,000	190,741
2.75% 06/01/60 (a)	189,000	190,603
The Dow Chemical Co.
4.25% 10/01/34 (a)	66,000	73,667
5.55% 11/30/48 (a)	48,000	62,575
The Estee Lauder Companies Inc.
2.38% 12/01/29 (a)	70,000	75,100
3.13% 12/01/49 (a)	55,000	59,935
The George Washington University
4.13% 09/15/48 (a)	100,000	122,317
The Goldman Sachs Group Inc.
2.60% 02/07/30 (a)	85,000	89,126
3.50% 04/01/25 - 11/16/26 (a)	261,000	286,533
3.85% 01/26/27 (a)	313,000	351,765
4.25% 10/21/25 (a)	5,000	5,626
5.15% 05/22/45 (a)	49,000	63,846
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (a)(b)	124,000	127,197
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (a)(b)	129,000	133,708
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (a)(b)	48,000	54,233

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (a)(b)	56,000	64,737
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (a)(b)	82,000	95,082
The Hartford Financial Services Group Inc.
2.80% 08/19/29 (a)	200,000	212,146
The Hartford Financial Services Group Inc. (2.52% fixed rate until 07/31/20; 2.13% + 3 month USD LIBOR)
2.52% 02/12/47 (a)(b)(h)	120,000	93,791
The Home Depot Inc.
2.70% 04/15/30 (a)	53,000	58,263
3.35% 04/15/50 (a)	94,000	108,262
3.50% 09/15/56 (a)	60,000	69,575
3.90% 12/06/28 - 06/15/47 (a)	90,000	108,589
4.50% 12/06/48 (a)	39,000	52,148
The Interpublic Group of Companies Inc.
3.75% 10/01/21 (a)	163,000	168,897
The Kroger Co.
2.20% 05/01/30 (a)	92,000	95,596
2.95% 11/01/21 (a)	149,000	153,266
4.65% 01/15/48 (a)	33,000	41,156
The Mosaic Co.
5.63% 11/15/43 (a)	14,000	15,066
The Procter & Gamble Co.
2.45% 03/25/25 (a)	47,000	51,011
3.60% 03/25/50 (a)	40,000	50,254
The Sherwin-Williams Co.
2.75% 06/01/22 (a)	2,000	2,059
3.45% 06/01/27 (a)	4,000	4,479
4.50% 06/01/47 (a)	11,000	13,349
The Southern Co.
3.25% 07/01/26 (a)	28,000	31,116
4.40% 07/01/46 (a)	15,000	17,905
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (a)(b)	75,000	84,111

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	79

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

The Travelers Companies Inc.
2.55% 04/27/50 (a)	85,000	83,851
The Walt Disney Co.
2.65% 01/13/31 (a)	140,000	148,823
3.38% 11/15/26 (a)	16,000	17,976
3.60% 01/13/51 (a)	115,000	127,638
4.00% 10/01/23 (a)	220,000	242,629
4.75% 11/15/46 (a)	13,000	16,447
6.65% 11/15/37 (a)	94,000	140,105
The Williams Companies Inc.
3.75% 06/15/27 (a)	16,000	17,113
4.85% 03/01/48 (a)	46,000	50,219
5.40% 03/04/44 (a)	14,000	15,483
Thermo Fisher Scientific Inc.
4.13% 03/25/25 (a)	3,000	3,422
4.50% 03/25/30 (a)	30,000	36,965
Time Warner Cable LLC
4.50% 09/15/42 (a)	12,000	12,801
6.55% 05/01/37 (a)	42,000	54,959
TJX Companies Inc.
4.50% 04/15/50 (a)	21,000	27,054
Total Capital International S.A.
3.46% 02/19/29 (a)	99,000	111,993
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24 (a)	63,000	69,369
3.80% 03/21/29 (a)	26,000	29,368
TransCanada PipeLines Ltd.
4.25% 05/15/28 (a)	124,000	141,770
4.88% 01/15/26 (a)	20,000	23,531
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (a)(b)	184,000	181,146
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (a)	55,000	61,041
Trinity Health Corp.
3.43% 12/01/48 (a)	37,000	38,649
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50% 08/02/22 (a)(b)	93,000	95,690
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (a)(b)	252,000	232,294

	Principal Amount ($)	Fair Value $
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (a)	18,000	21,706
Tyco Electronics Group S.A.
3.13% 08/15/27 (a)	52,000	56,689
Tyson Foods Inc.
4.00% 03/01/26 (a)	175,000	200,244
4.55% 06/02/47 (a)	16,000	19,202
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (a)(b)	166,000	161,078
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86% 08/15/23 (a)(b)(h)	284,000	294,201
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13% 08/13/30 (a)(b)(h)	259,000	279,075
UDR Inc.
3.00% 08/15/31 (a)	75,000	79,988
Union Pacific Corp.
3.50% 06/08/23 (a)	87,000	94,455
3.60% 09/15/37 (a)	18,000	20,034
4.10% 09/15/67 (a)	37,000	44,268
4.30% 03/01/49 (a)	51,000	65,106
UnitedHealth Group Inc.
2.00% 05/15/30 (a)	150,000	157,014
4.45% 12/15/48 (a)	92,000	121,406
4.75% 07/15/45 (a)	29,000	38,820
Unum Group
4.50% 03/15/25 (a)	45,000	48,381
Vale S.A.
5.63% 09/11/42 (a)	29,000	33,477
Valero Energy Corp.
2.85% 04/15/25 (a)	92,000	97,202
4.00% 04/01/29 (a)	118,000	131,591
Ventas Realty LP
3.25% 10/15/26 (a)	67,000	68,642
Verizon Communications Inc.
3.00% 03/22/27	331,000	366,930
4.33% 09/21/28 (a)	42,000	50,639
4.40% 11/01/34 (a)	98,000	121,504
4.52% 09/15/48 (a)	54,000	71,377
4.67% 03/15/55 (a)	52,000	70,793
4.86% 08/21/46 (a)	212,000	287,427
5.25% 03/16/37 (a)	42,000	57,064

See Notes to Schedules of Investments and Notes to Financial Statements.

80	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

ViacomCBS Inc.
2.90% 01/15/27 (a)	34,000	35,567
3.45% 10/04/26 (a)	47,000	49,354
3.70% 06/01/28 (a)	41,000	44,553
4.38% 03/15/43 (a)	48,000	49,542
5.25% 04/01/44 (a)	12,000	13,417
Virginia Electric & Power Co.
4.00% 11/15/46 (a)	102,000	121,640
Visa Inc.
2.05% 04/15/30 (a)	90,000	94,389
2.70% 04/15/40 (a)	97,000	104,087
Vistra Operations Company LLC
3.55% 07/15/24 (a)(h)	232,000	239,972
Vodafone Group PLC
4.38% 05/30/28 (a)	53,000	62,987
5.25% 05/30/48 (a)	37,000	47,990
Volkswagen Group of America Finance LLC
4.00% 11/12/21 (a)(h)	400,000	416,400
Vornado Realty LP
3.50% 01/15/25 (a)	35,000	34,591
Vulcan Materials Co.
3.90% 04/01/27 (a)	18,000	19,735
Walmart Inc.
3.63% 12/15/47 (a)	43,000	52,724
3.70% 06/26/28 (a)	80,000	94,527
3.95% 06/28/38 (a)	34,000	43,132
4.05% 06/29/48 (a)	56,000	73,492
WEC Energy Group Inc.
3.55% 06/15/25 (a)	57,000	63,580
Wells Fargo & Co.
4.15% 01/24/29 (a)	160,000	187,781
4.75% 12/07/46 (a)	162,000	207,590
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65% 06/02/24 (a)(b)	125,000	126,927
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (a)(b)	150,000	155,104
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (a)(b)	150,000	154,977
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (a)(b)	46,000	49,105

	Principal Amount ($)	Fair Value $
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (a)(b)	195,000	203,529
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (a)(b)	432,000	467,774
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (a)(b)	88,000	91,348
Western Midstream Operating LP
5.38% 06/01/21 (a)	166,000	166,005
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (a)(b)	188,000	191,183
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (a)(b)	106,000	116,815
Willis North America Inc.
3.60% 05/15/24 (a)	62,000	67,117
3.88% 09/15/49	96,000	106,056
WPP Finance 2010
3.75% 09/19/24 (a)	40,000	43,111
WRKCo Inc.
3.00% 09/15/24 (a)	48,000	50,903
Xcel Energy Inc.
3.40% 06/01/30 (a)	115,000	131,067
Xilinx Inc.
2.95% 06/01/24 (a)	37,000	39,747
Xylem Inc.
1.95% 01/30/28	110,000	111,153
Zoetis Inc.
3.00% 09/12/27 (a)	17,000	18,761
3.90% 08/20/28 (a)	53,000	62,491

		100,989,511

Non-Agency Collateralized Mortgage Obligations - 4.6%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07% 07/15/49 (a)(b)	290,000	278,396

See Notes to Schedules of Investments and Notes to Financial Statements.

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

BANK 2019-BNK17
4.67% 04/15/52 (a)(b)	122,000	114,823
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.93% 11/15/35 (a)(b)(h)	303,275	300,127
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53 (a)	460,000	502,058
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57 (a)	839,000	910,923
Citigroup Commercial Mortgage Trust 2015-P1
3.72% 09/15/48 (a)	1,403,000	1,543,764
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (a)	399,397	426,666
Citigroup Commercial Mortgage Trust 2016-P6
4.03% 12/10/49 (a)(b)	336,823	364,344
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51 (a)(b)	250,000	268,651
COMM 2013-LC13 Mortgage Trust
4.56% 08/10/46 (a)(b)(h)	170,000	181,724
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (a)(b)	240,000	258,083
GS Mortgage Securities Trust 2012-GCJ9
2.10% 11/10/45 (a)(b)(c)	688,855	25,256
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (a)	333,000	353,686
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (a)	767,075	851,476
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (a)(b)	291,000	323,350
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52 (a)	1,523,000	1,649,147
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52 (a)	743,000	819,918
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
0.90% 10/25/34 (a)(b)	39,731	37,911

	Principal Amount ($)	Fair Value $
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.65% 12/15/47 (a)(b)(c)	577,767	16,351
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18% 07/15/45 (a)(b)	125,000	131,144
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80% 11/15/48 (a)(b)	250,000	213,745
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (a,c)	1,569	5
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02% 03/15/48 (a)(b)(c)	3,364,022	109,676
Morgan Stanley Capital I Trust 2006-IQ11
6.05% 10/15/42 (a)(b)	133,503	130,529
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (a)(b)	213,000	213,270
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35% 02/15/48 (a)(b)(c)	2,654,407	117,802
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52 (a)	175,000	143,702
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (a)	235,000	249,410
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (a)(b)	533,000	568,570

		11,104,507

Sovereign Bonds - 1.1%
Government of Chile
2.55% 01/27/32 (a)	290,000	302,070
3.86% 06/21/47 (a)	200,000	237,278
Government of Colombia
5.00% 06/15/45 (a)	200,000	225,610
Government of Mexico
4.00% 10/02/23 (a)	86,000	91,560
4.75% 03/08/44 (a)	200,000	209,750
Government of Panama
3.16% 01/23/30 (a)	200,000	215,514
3.87% 07/23/60 (a)	200,000	226,978

See Notes to Schedules of Investments and Notes to Financial Statements.

82	Elfun Income Fund

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Fair Value $

Government of Peru
5.63% 11/18/50 (a)	105,000	165,828
Government of Philippines
3.95% 01/20/40 (a)	200,000	232,364
Government of Qatar
3.38% 03/14/24 (a)(h)	200,000	214,292
4.82% 03/14/49 (a)(h)	258,000	339,427
Government of Uruguay
5.10% 06/18/50 (a)	105,744	136,579

		2,597,250

Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27% 02/15/50 (a)	135,000	189,081
Port Authority of New York & New Jersey
4.46% 10/01/62 (a)	220,000	292,056
State of California
4.60% 04/01/38 (a)	200,000	233,714
State of Illinois
5.10% 06/01/33 (a)	95,000	96,373
The University of Texas System
3.35% 08/15/47 (a)	115,000	134,595

		945,819

Total Bonds and Notes (Cost $213,052,132)		226,691,305

	Number or Shares	Fair Value $

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85, 3.09% + 3 month USD LIBOR (Cost $186,475) (a)(b)	7,459	184,685

Total Investments in Securities (Cost $213,238,607)		226,875,990

Short-Term Investments - 7.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.16% (Cost $18,188,147) (a)(e)(j)	18,188,147	18,188,147

Total Investments (Cost $231,426,754)		245,064,137

Liabilities in Excess of Other Assets, net - (1.5)%		(3,547,987)

NET ASSETS - 100.0%		241,516,150

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$6,283	1.00%/ Quarterly	12/20/24	$72,680	$(92,977)	$165,657
Markit CDX North America High Yield Index	Intercontinental Exchange	11,970	5.00%/ Quarterly	06/20/25	(87,196)	(669,497)	582,301

							$747,958

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	83

Elfun Income Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$ 8,784	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(341,997)	$—	$(341,997)

The Fund had the following long futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2020	35	$7,581,933	$7,635,469	$53,536
2 Yr. U.S. Treasury Notes Futures	September 2020	126	27,812,145	27,824,344	12,199
10 Yr. U.S. Treasury Notes Futures	September 2020	36	4,988,605	5,010,188	21,583
U.S. Long Bond Futures	September 2020	6	1,066,947	1,071,375	4,428

					$91,746

The Fund had the following short futures contracts open at June 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	September 2020	31	$(3,884,741)	$(3,898,008)	$(13,267)
10 Yr. U.S. Treasury Ultra Futures	September 2020	109	(17,055,362)	(17,165,797)	(110,435)

					$(123,702)

During the period ended June 30, 2020, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$67,842	$—	$—	$44,702,707	$18,351,724	$18,541,229	$14,956,246

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Amount is less than $0.50.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to

See Notes to Schedules of Investments and Notes to Financial Statements.

84	Elfun Income Fund

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Schedule of Investments, continued — June 30, 2020 (Unaudited)

qualified institutional buyers. At June 30, 2020, these securities amounted to $21,841,928 or 9.04% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Step coupon bond.
(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities

	U.S. Treasuries	$—	$39,077,137	$—	$39,077,137

	Agency Mortgage Backed	—	61,526,474	—	61,526,474

	Agency Collateralized Mortgage Obligations	—	3,684,394	—	3,684,394

	Asset Backed	—	6,766,213	—	6,766,213

	Corporate Notes	—	100,989,511	—	100,989,511

	Non-Agency Collateralized Mortgage Obligations	—	11,104,507	—	11,104,507

	Sovereign Bonds	—	2,597,250	—	2,597,250

	Municipal Bonds and Notes	—	945,819	—	945,819

	Preferred Stock	184,685	—	—	184,685

	Short-Term Investments	18,188,147	—	—	18,188,147

	Total Investments in Securities	$18,372,832	$226,691,305	$—	$245,064,137

	Other Financial Instruments

	Credit Default Swap Contracts -Unrealized Appreciation	$—	$747,958	—	$747,958

	Interest Rate Swap Contracts -Unrealized Depreciation	—	(341,997)	—	(341,997)

	Long Futures Contracts -Unrealized Appreciation	91,746	—	—	91,746

	Short Futures Contracts -Unrealized Depreciation	(123,702)	—	—	(123,702)

	Total Other Financial Instruments	$(31,956)	$405,961	$—	$374,005

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,778,498	$35,778,498	$112,610,261	$130,200,612	$—	$—	18,188,147	$18,188,147	$109,829

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	85

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period January 1, 2020	$1,000.00	$1,000.00
End of the Period June 30, 2020	$1,003.20	$1,023.67
Expenses Paid During the Period*	$1.20	$1.21

*

Expenses are equal to the Fund’s annualized expense ratio of 0.24% (for the period January 1, 2020-June 30, 2020), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

86	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Fund Information — June 30, 2020 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $149,669 (in thousands) as of June 30, 2020 (a)

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Government Money Market Fund	87

Elfun Government Money Market Fund

Schedule of Investments — June 30, 2020 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Short-Term Investments - 100.9%†
U.S. Treasuries - 38.8%
U.S. Cash Management Bills
0.13% 09/29/20 (a)	375,000	374,883
0.14% 09/08/20 - 09/29/20 (a)	1,375,000	1,374,610
0.15% 09/08/20 - 10/27/20 (a)	2,125,000	2,124,125
0.16% 10/20/20 (a)	375,000	374,821
0.17% 09/15/20 - 12/01/20 (a)	2,375,000	2,373,677
0.18% 11/10/20 (a)	500,000	499,670
0.25% 09/15/20 (a)	500,000	499,736
U.S. Treasury Bills
0.11% 07/02/20 - 08/20/20 (a)	4,500,000	4,499,671
0.12% 07/09/20 - 08/18/20 (a)	2,375,000	2,374,755
0.13% 07/14/20 - 09/03/20 (a)	5,625,000	5,624,187
0.14% 07/28/20 - 11/05/20 (a)	4,275,000	4,273,955
0.14% 09/01/20 (a)(b)	750,000	749,819
0.15% 07/30/20 - 11/19/20 (a)	2,875,000	2,874,035
0.15% 10/29/20 (a)(b)	750,000	749,625
0.16% 08/11/20 - 11/27/20 (a)	1,750,000	1,749,349
0.16% 10/29/20 (a)(b)	1,000,000	999,488
0.17% 07/28/20 - 01/28/21 (a)	2,250,000	2,248,869
0.17% 12/31/20 (a)(b)	750,000	749,374
0.18% 10/15/20 - 02/25/21 (a)	1,375,000	1,374,022
0.19% 12/10/20 (a)	375,000	374,688
0.20% 07/21/20 (a)	500,000	499,944
0.22% 08/13/20 (a)	375,000	374,901
0.28% 07/16/20 (a)	1,000,000	999,883
0.29% 10/15/20 (a)	500,000	499,573
1.47% 08/27/20 (a)	500,000	498,861
1.54% 08/20/20 (a)	650,000	648,637
1.55% 08/20/20 (a)	650,000	648,629
U.S. Treasury Notes
1.38% 08/31/20 (a)	1,339,000	1,338,559
2.63% 08/15/20	500,000	500,648
2.88% 10/31/20 (a)	1,000,000	1,004,083
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.04%
0.19% 07/31/20 (c)	4,100,000	4,099,868

	Principal Amount ($)	Amortized Cost $
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.05%
0.20% 10/31/20 (c)	2,250,000	2,249,630
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.12%
0.27% 01/31/21 (c)	400,000	400,035
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.14%
0.29% 04/30/21 (c)	600,000	599,585
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.22%
0.37% 07/31/21 (c)	1,380,000	1,381,471
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.30%
0.45% 10/31/21 (c)	1,500,000	1,504,658
United States Cash Management Bill
0.13% 10/06/20 (a)	750,000	749,747
0.14% 10/13/20 (a)	1,000,000	999,591
United States Treasury Bill
0.11% 07/07/20 (a)	750,000	749,986
0.13% 07/23/20 (a)	750,000	749,943
0.17% 09/24/20 (a)	750,000	749,699

		57,511,290

U.S. Government Agency Obligations - 31.3%
Federal Farm Credit Banks 1 month USD LIBOR - 0.00%
0.19% 11/12/20 (c)	600,000	599,978
Federal Farm Credit Banks 1 month USD LIBOR - 0.05%
0.15% 09/16/20 (c)	300,000	299,997
Federal Farm Credit Banks 3 month USD LIBOR + 0.11%
0.26% 12/28/20 (c)	1,000,000	999,653
Federal Farm Credit Banks Funding Corp. 3 month USD LIBOR + 0.13% 0.13% - 3 Month Treasuy money market yield
0.28% 02/28/22 (c)	400,000	400,000

See Notes to Schedules of Investments and Notes to Financial Statements.

88	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Federal Farm Credit Banks Funding Corp. 3 month USD LIBOR - 0.12% 0.12% - 3 month USD LIBOR
0.98% 07/22/21 (c)	300,000	300,000
Federal Farm Credit Banks Funding Corp. FCPR Daily -3.03%
0.22% 06/23/21 (c)	700,000	699,930
Federal Farm Credit Banks Funding Corp. SOFR + 0.04%
0.12% 02/09/21 (c)	250,000	250,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.08%
0.16% 01/14/21 (c)	200,000	200,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.16%
0.24% 05/07/21 (c)	1,100,000	1,100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.26%
0.34% 12/30/20 (c)	500,000	500,277
Federal Farm Credit Banks SOFR + 0.04%
0.12% 09/11/20 (c)	300,000	300,000
Federal Farm Credit Discount Notes
0.45% 07/13/20 (a)	200,000	199,971
1.56% 09/04/20 (a)	1,000,000	997,238
Federal Home Loan Bank Discount Notes
0.12% 07/29/20 (a)	700,000	699,938
0.15% 08/28/20 (a)	1,500,000	1,499,642
0.16% 11/12/20 (a)	750,000	749,559
0.24% 08/07/20 (a)	725,000	724,821
0.31% 07/10/20 (a)	700,000	699,946
1.50% 08/13/20 (a)	1,800,000	1,796,850
1.58% 07/16/20 (a)	500,000	499,677
1.59% 07/29/20 (a)	1,200,000	1,198,545
1.60% 07/31/20 (a)	1,000,000	998,692
Federal Home Loan Banks 1 month USD LIBOR - 0.03%
0.15% 08/07/20 (c)	1,000,000	1,000,000
0.16% 01/11/21 (c)	500,000	500,000
0.17% 04/16/21 (c)	1,000,000	1,000,000

	Principal Amount ($)	Amortized Cost $
Federal Home Loan Banks 1 month USD LIBOR - 0.04%
0.15% 12/17/20 (c)	500,000	500,000
Federal Home Loan Banks 3 month USD LIBOR - 0.22%
0.09% 09/15/20 (c)	1,000,000	1,000,000
Federal Home Loan Banks SOFR + 0.02%
0.10% 08/19/20 - 08/28/20 (c)	2,300,000	2,300,000
Federal Home Loan Banks SOFR + 0.03%
0.11% 09/04/20 - 11/06/20 (c)	2,500,000	2,500,000
Federal Home Loan Banks SOFR + 0.04% 0.04% - Update Replacements.xls: SOFRRATE
0.12% 02/25/21 (c)	600,000	600,000
Federal Home Loan Banks SOFR + 0.05%
0.13% 09/28/20 (c)	1,500,000	1,499,944
Federal Home Loan Banks SOFR + 0.08%
0.16% 03/04/21 (c)	700,000	700,000
Federal Home Loan Banks SOFR + 0.10%
0.18% 12/23/20 (c)	500,000	500,000
Federal Home Loan Banks SOFR + 0.12%
0.20% 10/07/20 (c)	500,000	500,000
Federal Home Loan Banks SOFR + 0.13%
0.21% 10/16/20 (c)	1,500,000	1,500,000
Federal Home Loan Banks SOFR + 0.16%
0.24% 01/07/21 (c)	900,000	900,000
Federal Home Loan Banks SOFR + 0.23%
0.31% 04/13/21 (c)	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.
1.88% 11/17/20	1,000,000	1,000,852
Federal Home Loan Mortgage Corp. SOFR + 0.01%
0.09% 08/25/20 (c)	800,000	800,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	89

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Federal Home Loan Mortgage Corp. SOFR + 0.02%
0.10% 07/08/20 - 11/20/20 (c)	2,500,000	2,499,992
Federal Home Loan Mortgage Corp. SOFR + 0.03% 0.03% - Update Replacements.xls: SOFRRATE
0.11% 02/26/21 (c)	1,000,000	1,000,000
0.11% 02/24/21 (c)	800,000	800,000
Federal Home Loan Mortgage Corp. SOFR + 0.04%
0.12% 09/10/20 - 12/04/20 (c)	1,500,000	1,500,000
Federal Home Loan Mortgage Corp. SOFR + 0.19%
0.27% 06/02/22 (c)	750,000	750,000
Federal Home Loan Mortgage Corp. SOFR + 0.24%
0.32% 07/23/21 (c)	400,000	400,000
Federal Home Loan Mortgage Corp. SOFR + 0.30%
0.38% 10/25/21 (c)	300,000	300,000
Federal National Mortgage Assoc. SOFR + 0.04%
0.12% 09/11/20 - 01/29/21 (c)	2,500,000	2,500,014
Federal National Mortgage Assoc. SOFR + 0.08%
0.16% 10/30/20 (c)	450,000	450,000
Federal National Mortgage Assoc. SOFR + 0.20%
0.28% 06/15/22 (c)	700,000	700,000
Federal National Mortgage Assoc. SOFR + 0.32%
0.40% 10/22/21 (c)	350,000	350,000
Federal National Mortgage Assoc. SOFR + 0.33%
0.41% 10/15/21 (c)	400,000	400,000
Federal National Mortgage Assoc. SOFR + 0.35%
0.43% 10/15/21 (c)	400,000	400,000
Freddie Mac Discount Notes
0.12% 08/19/20 (a)	850,000	849,861

		46,415,377

	Principal Amount ($)	Amortized Cost $

Repurchase Agreements - 30.8%
BNP Paribas S.A. U.S. Treasury Repo 0.07% dated 06/30/20, to be repurchased at $10,000,000 on 07/01/20, collateralized by $6,000,340 U.S. Treasury Notes, 0.13% maturing from 06/30/22, collateralized by $4,199,738 U.S. Treasury Strips, 0.00% maturing from 08/15/25 to 15/15/49. 07/01/20	10,000,000	10,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 0.07% dated 06/30/20, to be repurchased at $10,000,000 on 07/01/20, collateralized by $10,199,939 U.S. Treasury Bill, 0.00% maturing from 07/14/20 to 07/21/20, collateralized by $103 U.S. Treasury Note, 2.13% maturing on 09/30/21. 07/01/20	10,000,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 0.07% dated 06/30/20, to be repurchased at $15,742,000 on 07/01/20, collateralized by $5,856,963 U.S. Treasury Bonds, 3.88% maturing from 08/15/40, collateralized by $10,200,022 U.S. Treasury Notes, 1.38% maturing from 09/30/20. 07/01/20	15,742,000	15,742,000

See Notes to Schedules of Investments and Notes to Financial Statements.

90	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Standard Chartered PLC U.S. Treasury Repo 0.07% dated 06/30/20, to be repurchased at $10,000,000 on 07/01/20, collateralized by $81,510 U.S. Treasury Bond, 2.25% to 3.13% maturing from 11/15/41 to 08/15/49, collateralized by $300 U.S. Treasury Bill, 0.00% maturing on 01/28/21, collateralized by $9,801,831 U.S. Treasury Note, 0.38% to 2.88% maturing from 10/31/20 to 08/15/26, collateralized by $316,424 U.S. Treasury Strips, 0.50% maturing on 01/15/28. 07/01/20	10,000,000	10,000,000

		45,742,000

Total Short-Term Investments (Cost $149,668,667)		149,668,667

Liabilities in Excess of Other Assets, net - (0.9)%		(1,358,401)

NET ASSETS – 100.0%		148,310,266

Notes to Schedule of Investments — June 30, 2020 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(c)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

†	Percentages are based on net assets as of June 30, 2020.

Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

FCPR - Federal Reserve Bank Prime Loan Rate U.S.

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	91

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities

	U.S. Treasuries	$—	$57,511,290	$—	$57,511,290

	U.S. Government Agency Obligations	—	46,415,377	—	46,415,377

	Repurchase Agreements	—	45,742,000	—	45,742,000

	Total Investments in Securities	$—	$149,668,667	$—	$149,668,667

See Notes to Schedules of Investments and Notes to Financial Statements.

92	Elfun Government Money Market Fund

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date								1/1/88

Net asset value, beginning of period	$23.69		$18.51	$22.68	$18.73	$19.31		$19.70

Income/(loss) from investment operations:
Net investment income	0.22	(a)	0.43 (a)	0.45 (a)	0.34 (a)	0.41		0.34
Net realized and unrealized gains/(losses) on investments	(2.13)		5.15	(4.16)	3.96	(0.58)		(0.37)

Total income/(loss) from investment operations	(1.91)		5.58	(3.71)	4.30	(0.17)		(0.03)

Less distributions from:
Net investment income	—		0.40	0.46	0.35	0.41		0.36

Total distributions	—		0.40	0.46	0.35	0.41		0.36

Net asset value, end of period	$21.78		$23.69	$18.51	$22.68	$18.73		$19.31

Total Return(b)	(8.06)%		30.14%	(16.33)%	22.99%	(0.86)%		(0.18)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$171,115		$199,123	$183,982	$237,769	$208,044		$234,448

Ratios to average net assets:
Net expenses	0.40	%**	0.38%	0.36%	0.36%	0.37	%(c)(d)	0.35%
Gross expenses	0.40	%**	0.38%	0.36%	0.36%	0.43	%(c)(d)	0.35%
Net investment income	2.06	%**	2.02%	2.06%	1.64%	2.11%		1.59%
Portfolio turnover rate	14%		15%	27%	30%	33%		24%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	93

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date							5/27/35

Net asset value, beginning of period	$62.16		$50.14	$60.36	$53.23	$54.59	$58.02

Income/(loss) from investment operations:
Net investment income	0.31	(a)	0.71 (a)	0.74 (a)	0.76 (a)	0.81	0.80
Net realized and unrealized gains/(losses) on investments	0.97		17.15	(2.85)	12.88	2.54	0.25

Total income/(loss) from investment operations	1.28		17.86	(2.11)	13.65	3.35	1.05

Less distributions from:
Net investment income	—		0.67	0.76	0.78	0.79	0.80
Net realized gains	—		5.17	7.35	5.74	3.92	3.68

Total distributions	—		5.84	8.11	6.52	4.71	4.48

Net asset value, end of period	$63.44		$62.16	$50.14	$60.36	$53.23	$54.59

Total Return(b)	2.06%		35.57%	(3.39)%	25.61%	6.08%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,927,531		$2,979,222	$2,427,667	$2,737,919	$2,331,966	$2,364,319

Ratios to average net assets:
Net expenses	0.18	%**	0.18%	0.19%	0.18%	0.18%	0.16%
Gross expenses	0.18	%**	0.18%	0.19%	0.18%	0.18%	0.16%
Net investment income	1.05	%**	1.20%	1.17%	1.25%	1.43%	1.32%
Portfolio turnover rate	15%		17%	18%	16%	15%	11%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

94	Financial Highlights

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date								1/1/88

Net asset value, beginning of period	$19.54		$17.02	$18.60	$17.91	$17.50		$18.78

Income/(loss) from investment operations:
Net investment income	0.10	(a)	0.41 (a)	0.42 (a)	0.43 (a)	0.38		0.34
Net realized and unrealized gains/(losses) on investments	(0.51)		2.93	(1.45)	2.32	0.58		(0.57)

Total income/(loss) from investment operations	(0.41)		3.34	(1.03)	2.75	0.96		(0.23)

Less distributions from:
Net investment income	—		0.42	0.43	0.46	0.36		0.34
Net realized gains	—		0.40	0.12	1.60	0.19		0.71

Total distributions	—		0.82	0.55	2.06	0.55		1.05

Net asset value, end of period	$19.13		$19.54	$17.02	$18.60	$17.91		$17.50

Total Return(b)	(2.05)%		19.58%	(5.51)%	15.40%	5.48%		(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$188,601		$199,011	$181,943	$209,939	$198,938		$209,688

Ratios to average net assets:
Net expenses	0.30	%**	0.30%	0.33%	0.40%	0.39	%(c)	0.37%
Gross expenses	0.31	%**	0.30%	0.33%	0.40%	0.39	%(c)	0.37%
Net investment income	1.09	%**	2.20%	2.26%	2.23%	1.98%		1.69%
Portfolio turnover rate	30	%(d)	162%	72%	186%	116%		123%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the ratios would have been 0.45%.
(d)	The portfolio turnover calculated for the period ended 6/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 95%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	95

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date							1/1/80

Net asset value, beginning of period	$11.54		$11.19	$11.55	$11.48	$11.88	$11.97

Income/(loss) from investment operations:
Net investment income	0.18	(a)	0.38 (a)	0.46 (a)	0.46 (a)	0.46	0.46
Net realized and unrealized gains/(losses) on investments	0.01		0.41	(0.36)	0.07	(0.40)	(0.09)

Total income from investment operations	0.19		0.79	0.10	0.53	0.06	0.37

Less distributions from:
Net investment income	0.21		0.44	0.46	0.46	0.46	0.46

Total distributions	0.21		0.44	0.46	0.46	0.46	0.46

Net asset value, end of period	$11.52		$11.54	$11.19	$11.55	$11.48	$11.88

Total Return(b)	1.65%		7.13%	0.90%	4.71%	0.42%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,366,637		$1,377,821	$1,376,980	$1,471,350	$1,495,248	$1,588,272

Ratios to average net assets:
Net expenses	0.20	%**	0.20%	0.21%	0.20%	0.20%	0.18%
Gross expenses	0.20	%**	0.20%	0.21%	0.20%	0.20%	0.18%
Net investment income	3.23	%**	3.35%	4.06%	4.00%	3.84%	3.92%
Portfolio turnover rate	17%		25%	18%	26%	31%	22%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

96	Financial Highlights

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19		12/31/18	12/31/17	12/31/16	12/31/15*
Inception date								12/31/84

Net asset value, beginning of period	$11.74		$11.02		$11.44	$11.28	$11.26	$11.57

Income/(loss) from investment operations:
Net investment income	0.15	(a)	0.32	(a)	0.32 (a)	0.29 (a)	0.30	0.32
Net realized and unrealized gains/(losses) on investments	0.44		0.73		(0.41)	0.15	0.09	(0.29)

Total income/(loss) from investment operations	0.59		1.05		(0.09)	0.44	0.39	0.03

Less distributions from:
Net investment income	0.17		0.33		0.33	0.28	0.28	0.32
Net realized gains	—		—		—	—	0.09	0.02

Total distributions	0.17		0.33		0.33	0.28	0.37	0.34

Net asset value, end of period	$12.16		$11.74		$11.02	$11.44	$11.28	$11.26

Total Return(b)	5.11%		9.50%		(0.80)%	3.90%	3.52%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$241,516		$233,663		$229,477	$261,189	$276,142	$289,872

Ratios to average net assets:
Net expenses	0.26	%**	0.29%		0.34%	0.33%	0.31%	0.28%
Gross expenses	0.27	%**	0.29%		0.34%	0.33%	0.31%	0.28%
Net investment income	2.47	%**	2.77%		2.88%	2.54%	2.63%	2.71%
Portfolio turnover rate	61	%(c)	107	%(d)	207%	299%	238%	278%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the period ended 6/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 181%.
(d)	The portfolio turnover calculated for the period ended 12/31/19 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 406%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	97

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/20†		12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date								6/13/90

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income/(loss) from investment operations:
Net investment income	0.00	(a)(b)	0.02 (a)	0.02 (a)	0.01 (a)	0.00	(b)	—

Total income from investment operations	0.00	(b)	0.02	0.02	0.01	0.00	(b)	—

Less distributions from:
Net investment income	0.00	(b)	0.02	0.02	0.01	0.00	(b)	0.00	(b)
Net realized gains	—		—	—	0.00 (b)	—		—

Total distributions	0.00	(b)	0.02	0.02	0.01	0.00	(b)	0.00	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(c)	0.32%		1.99%	1.55%	0.58%	0.06%		0.08%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$148,310		$128,561	$104,275	$109,828	$111,339		$129,039

Ratios to average net assets:
Net expenses	0.24	%**	0.26%	0.32%	0.34%	0.49	%(e)	0.09	%(d)
Gross expenses	0.24	%**	0.26%	0.32%	0.34%	0.49	%(e)	0.25%
Net investment income (loss)	0.61	%**	1.96%	1.53%	0.56%	(0.11	)%(e)	—%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Reflects a voluntary waiver of management fees and/or subsidy of certain expenses by GEAM, the adviser and administrator of the Fund prior to July 1, 2016.
(e)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

98	Financial Highlights

This page has been intentionally left blank.

Elfun Funds

Statements of Assets and Liabilities — June 30, 2020 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $128,675,460; $1,684,030,234; $117,006,447; $1,280,218,075; $213,238,607 and $0, respectively)	$165,226,196	$2,880,296,606
Investments in affiliated securities, at fair value (cost $0; $0; $45,442,373; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $650,120; $0; $0 and $103,926,667, respectively)	—	—
Short-term affiliated investments, at fair value	4,666,458	46,569,827
Repurchase agreements	—	—
Cash	—	—
Net Cash collateral on deposit with broker for future contracts	290,517	—
Net Cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $413,518; $0; $33,338; $0; $0 and $0, respectively)	412,027	—
Receivable for investments sold	19	—
Income receivables	671,832	1,592,840
Receivable for fund shares sold	4,137	40,275
Income receivable from affiliated investments	539	5,873
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	23,300	—

Total assets	171,295,025	2,928,505,421

Liabilities
Distribution payable to shareholders	—	—
Due to custodian	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	101,699	497,683
Payable for accumulated variation margin on swap contracts	—	—
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	30,258	336,625
Payable for custody, fund accounting and sub-administration fees	18,439	58,379
Accrued other expenses	30,079	81,541

Total liabilities	180,475	974,228

Net Assets	$171,114,550	$2,927,531,193

Net Assets Consist of:
Capital paid in	$142,775,403	$1,534,058,678
Total distributable earnings (loss)	$28,339,147	$1,393,472,515

Net Assets	$171,114,550	$2,927,531,193

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,854,715	46,144,242
Net asset value, offering and redemption price per share	$21.78	$63.44

The accompanying Notes are an integral part of these financial statements.

100	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$136,466,318	$1,362,133,156	$226,875,990	$—
45,067,845	—	—	—
650,120	—	—	103,926,667
11,305,003	5,909,872	18,188,147	—
—	—	—	45,742,000
—	—	—	402
35,571	—	195,033	—
97,409	—	349,669	—
34,400	—	—	—
4,791,126	5,179,603	6,189,083	—
448,366	16,793,977	1,328,607	—
1,426	95,203	58,876	467,243
1,667	1,619	1,874	29,699
63,819	—	177,819	—
—	—	—	—

198,963,070	1,390,113,430	253,365,098	150,166,011

—	1,210,394	132,060	1,461
33,127	—	93,213	—
10,113,949	21,619,018	10,962,857	1,748,862
12,701	388,795	134,224	72,773
115,406	—	368,568	—
7,488	—	31,204	—
24,766	178,877	31,517	11,921
16,837	27,765	17,981	3,987
37,599	52,054	77,324	16,741

10,361,873	23,476,903	11,848,948	1,855,745

$188,601,197	$1,366,636,527	$241,516,150	$148,310,266

$165,271,235	$1,324,002,240	$226,876,512	$148,309,534
$23,329,962	$42,634,287	$14,639,638	$732

$188,601,197	$1,366,636,527	$241,516,150	$148,310,266

9,856,847	118,658,127	19,859,506	148,310,247
$19.13	$11.52	$12.16	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	101

Elfun Funds

Statements of Operations — For the period ended June 30, 2020 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$2,381,834	$16,952,657
Interest	—	—
Income from affiliated investments	21,284	256,677
Less: Foreign taxes withheld	(275,945)	(28,666)

Total income	2,127,173	17,180,668

Expenses
Advisory and administration fees	181,423	1,952,216
Blue Sky fees	24,670	29,419
Transfer agent fees	52,153	227,717
Trustees’ fees	9,545	21,134
Custody, fund accounting and sub-administration fees	44,908	182,403
Professional fees	21,662	35,056
Printing and shareholder reports	6,353	29,844
Other expenses	5,686	41,578

Total expenses before waivers	346,400	2,519,367

Fees waived and/or recouped by the adviser	—	—

Total expenses	346,400	2,519,367

Net investment income	$1,780,773	$14,661,301

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$857,431	$169,580,194
Affiliated investments	—	—
Futures	(822,150)	—
Swap contracts	—	—
Foreign currency transactions	(6,669)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(18,272,426)	(130,660,006)
Affiliated investments	—	—
Futures	16,416	—
Swap contracts	—	—
Foreign currency translations	1,476	—

Net realized and unrealized gain (loss) on investments	(18,225,922)	38,920,188

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,445,149)	$53,581,489

The accompanying Notes are an integral part of these financial statements.

102	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$669,899	$—	$3,130	$—
552,154	23,244,419	3,085,425	598,869
63,933	46,490	109,829	—
—	—	—	—

1,285,986	23,290,909	3,198,384	598,869

156,965	1,085,885	199,026	70,020
24,160	28,228	26,598	27,567
44,350	97,118	24,370	27,086
9,643	14,666	9,655	9,218
13,490	95,137	17,531	18,984
25,971	28,519	22,659	15,315
9,224	17,922	10,975	—
3,222	20,943	3,786	1,653

287,025	1,388,418	314,600	169,843

(9,233)	—	(11,707)	(206)

277,792	1,388,418	302,893	169,637

$1,008,194	$21,902,491	$2,895,491	$429,232

$3,568,981	$1,447,148	$5,676,823	$732
(200,798)	—	—	—
(39,994)	—	(773,712)	—
(716,948)	—	(2,490,330)	—
657	—	—	—

(2,562,673)	(2,192,110)	5,874,734	—
(5,488,320)	—	—	—
(63)	—	(162,433)	—
166,045	—	635,091	—
331	—	—	—

(5,272,782)	(744,962)	8,760,173	732

$(4,264,588)	$21,157,529	$11,655,664	$429,964

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	103

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2020*	Year Ended December 31, 2019	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,780,773	$3,969,147	$14,661,301	$32,932,781
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	28,612	(2,878,941)	169,580,194	239,548,391
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	(18,254,534)	49,826,474	(130,660,006)	557,369,993

Net increase (decrease) from operations	(16,445,149)	50,916,680	53,581,489	829,851,165

Distributions to shareholders:
Total distributions	—	(3,308,378)	—	(260,239,907)

Increase (decrease) in assets from operations and distributions	(16,445,149)	47,608,302	53,581,489	569,611,258

Share transactions:
Proceeds from sale of shares	1,232,674	1,338,896	21,711,545	33,246,104
Value of distributions reinvested	—	2,803,168	—	209,686,670
Cost of shares redeemed	(12,796,330)	(36,608,980)	(126,984,224)	(260,989,132)

Net increase (decrease) from share transactions	(11,563,656)	(32,466,916)	(105,272,679)	(18,056,358)

Total increase (decrease) in net assets	(28,008,805)	15,141,386	(51,691,190)	551,554,900

Net Assets
Beginning of period	199,123,355	183,981,969	2,979,222,383	2,427,667,483

End of period	$171,114,550	$199,123,355	$2,927,531,193	$2,979,222,383

Changes in Fund Shares
Shares sold	57,522	61,930	376,668	559,128
Issued for distributions reinvested	—	117,978	—	3,359,088
Shares redeemed	(606,560)	(1,714,834)	(2,161,400)	(4,408,014)

Net decrease in fund shares	(549,038)	(1,534,926)	(1,784,732)	(489,798)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

104	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2020*	Year Ended December 31, 2019	Six Months Ended June 30, 2020*	Year Ended December 31, 2019

$1,008,194	$4,244,670	$21,902,491	$46,592,260
2,611,898	4,351,881	1,447,148	2,504,987
(7,884,680)	25,794,322	(2,192,110)	46,694,908

(4,264,588)	34,390,873	21,157,529	95,792,155

—	(8,007,411)	(24,771,238)	(53,093,761)

(4,264,588)	26,383,462	(3,613,709)	42,698,394

1,857,770	6,924,567	20,043,046	37,744,180
—	7,016,606	17,130,361	36,589,427
(8,002,533)	(23,257,310)	(44,743,740)	(116,191,472)

(6,144,763)	(9,316,137)	(7,570,333)	(41,857,865)

(10,409,351)	17,067,325	(11,184,042)	840,529

199,010,548	181,943,223	1,377,820,569	1,376,980,040

$188,601,197	$199,010,548	$1,366,636,527	$1,377,820,569

102,380	362,413	1,746,965	3,301,456
—	358,356	1,490,151	3,188,172
(432,721)	(1,226,639)	(3,949,136)	(10,136,364)

(330,341)	(505,870)	(712,020)	(3,646,736)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	105

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2020*	Year Ended December 31, 2019	Six Months Ended June 30, 2020*	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,895,491	$6,465,319	$429,232	$2,279,157
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	2,412,781	5,557,493	732	72
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	6,347,392	9,113,054	—	—

Net increase (decrease) from operations	11,655,664	21,135,866	429,964	2,279,229

Distributions to shareholders:
Total distributions	(3,290,361)	(6,631,821)	(429,232)	(2,279,939)

Increase (decrease) in assets from operations and distributions	8,365,303	14,504,045	732	(710)

Share transactions:
Proceeds from sale of shares	11,483,115	10,978,969	50,351,881	75,378,874
Value of distributions reinvested	2,497,287	5,078,985	411,938	2,130,041
Cost of shares redeemed	(14,492,174)	(26,376,400)	(31,014,952)	(53,222,553)

Net increase (decrease) from share transactions	(511,772)	(10,318,446)	19,748,867	24,286,362

Total increase (decrease) in net assets	7,853,531	4,185,599	19,749,599	24,285,652

Net Assets
Beginning of period	233,662,619	229,477,020	128,560,667	104,275,015

End of period	$241,516,150	$233,662,619	$148,310,266	$128,560,667

Changes in Fund Shares
Shares sold	969,066	949,477	50,351,881	75,378,874
Issued for distributions reinvested	208,810	440,756	411,938	2,130,041
Shares redeemed	(1,229,079)	(2,296,448)	(31,014,952)	(53,222,553)

Net increase (decrease) in fund shares	(51,203)	(906,215)	19,748,867	24,286,362

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

106	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — June 30, 2020 (Unaudited)

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for

Notes to Financial Statements	107

Elfun Funds

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in each Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

108	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA

Notes to Financial Statements	109

Elfun Funds

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Repurchase Agreements  Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2020, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $45,742,000 and associated collateral equal to $46,657,170.

4.	Derivative Financial Instruments

Futures Contracts  Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

During the period ended June 30, 2020, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk

Credit Default Swaps  During the period ended June 30, 2020, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no

110	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2020, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Exchanged-Traded Futures Contracts  Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the

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obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

During the period ended June 30, 2020, the Elfun Diversified Fund and the Elfun Income Fund purchased and wrote options in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2020 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$23,300	$—	$23,300
Elfun Diversified Fund
Swap Contracts	—	—	63,819	—	—	63,819
Elfun Income Fund
Swap Contracts	—	—	177,819	—	—	177,819

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Futures Contracts	$(11,116)	$—	$—	$3,628	$—	$(7,488)
Swap Contracts	(115,406)	—	—	—	—	(115,406)
Elfun Income Fund
Futures Contracts	$(31,204)	$—	$—	$—	$—	$(31,204)
Swap Contracts	(368,568)	—	—	—	—	(368,568)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(822,150)	$—	$(822,150)
Elfun Diversified Fund
Futures Contracts	$(26,344)	$—	$—	$(13,650)	$—	$(39,994)
Swap Contracts	(145,350)	—	(571,598)	—	—	(716,948)
Purchased Option Contracts(a)	51,669	—	—	—	—	51,669
Elfun Income Fund
Futures Contracts	$(773,712)	$—	$—	$—	$—	$(773,712)
Swap Contracts	(635,118)	—	(1,855,212)	—	—	(2,490,330)
Purchased Option Contracts(a)	172,832	—	—	—	—	172,832

(a)	Purchased options are included in net realized gain (loss) from investments.

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Notes to Financial Statements, continued — June 30, 2020 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$16,416	$—	$16,416
Elfun Diversified Fund
Futures Contracts	$3,955	$—	$—	$(4,018)	$—	$(63)
Swap Contracts	31,442	—	134,603	—	—	166,045
Elfun Income Fund
Futures Contracts	$(162,433)	$—	$—	$—	$—	$(162,433)
Swap Contracts	194,754	—	440,337	—	—	635,091

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%

SSGA FM is contractually obligated until April 30, 2021 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2021 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statement of Operations.

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Reimbursement payments by the Elfun Government Money Market Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. Fees reduced or expenses reimbursed for the Elfun Government Money Market Fund by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020 were $206.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.

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Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2020 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$23,330,403	$32,904,288
Elfun Trusts	—	—	402,234,618	453,687,736
Elfun Diversified Fund	30,755,039	26,502,280	28,496,012	23,550,305
Elfun Tax-Exempt Income Fund	—	—	239,804,258	224,083,384
Elfun Income Fund	95,954,820	93,760,106	60,506,374	29,262,057

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$134,744,045	$44,936,766	$9,764,952	$35,171,814
Elfun Trusts	1,730,600,060	1,324,934,877	128,668,504	1,196,266,373
Elfun Diversified Fund	174,413,689	24,910,516	5,717,455	19,193,061
Elfun Tax-Exempt Income Fund	1,306,898,957	85,918,574	24,774,503	61,144,071
Elfun Income Fund	231,627,915	14,386,973	576,746	13,810,227
Elfun Government Money Market Fund	149,668,667	—	—	—

114	Notes to Financial Statements

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9.	Line of Credit

The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 2020 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of June 30, 2020.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk  A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Risk  A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and

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whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	Notes to Financial Statements

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Other Information — June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

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Trustee Considerations in Approving Continuation of Investment Advisory Agreements2

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.3

Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

¡	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial

[1]

The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).

[2]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19” pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[3]

On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Elfun Funds determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.

118	Other Information

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Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;

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•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;

•

Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and

¡	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;

•

Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board

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considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:

Elfun Trusts. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, below the median of its Performance Group for the 3- and 5-year periods and equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe and above its Lipper Index for the 1- and 10-year periods and below the median of its Performance Universe and below its Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

Elfun International Equity Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, below the median of its Performance Group for the 3- and 10-year periods and equal to the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe and above its Lipper Index for the 1-year period and below the median of its Performance Universe and below its Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

Elfun Diversified Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and below the median of the Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of the Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board further considered that the Fund’s performance was below the Lipper Index for the 1-, 5- and 10-year periods and above the Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.

Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods.

Elfun Income Fund. The Board considered that the Fund’s performance was above the medians of each of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that

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the Fund’s performance was above its Lipper Index for the 1- and 10-year periods and was below its Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was below the medians of each of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:

Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect

122	Other Information

Elfun Funds

Other Information — June 30, 2020, continued (Unaudited)

benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	123

Trustees

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Richard D. Shirk

Rina K. Spence

Michael A. Jessee

Ellen M. Needham

Jeanne M. La Porta

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Elfun Tax-Exempt Income Fund (the “Fund” or “Registrant”).

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ELFUN TAX-EXEMPT INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 4, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 4, 2020